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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:     09/30/17

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VK-VIAMFR-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.78%

Aerospace & Defense–2.55%

Boeing Co. (The)	28,451	$7,232,529
Raytheon Co.	51,801	9,665,030
		16,897,559

Airlines–0.78%

Alaska Air Group, Inc.	33,742	2,573,502
Southwest Airlines Co.	46,631	2,610,403
		5,183,905

Application Software–2.21%

salesforce.com, inc. (b)	156,987	14,665,726

Biotechnology–6.59%

Alexion Pharmaceuticals, Inc. (b)	90,794	12,737,490
Amgen Inc.	14,276	2,661,760
BioMarin Pharmaceutical Inc. (b)	58,600	5,453,902
Celgene Corp. (b)	129,252	18,847,527
Incyte Corp. (b)	34,637	4,043,523
		43,744,202

Cable & Satellite–4.95%

Altice USA, Inc. –Class A (b)	107,311	2,930,663
Charter Communications, Inc. -Class A (b)	24,172	8,784,588
Comcast Corp. -Class A	182,619	7,027,179
DISH Network Corp. -Class A(b)	259,866	14,092,533
		32,834,963

Commodity Chemicals–0.91%

LyondellBasell Industries N.V. -Class A	61,194	6,061,266

Communications Equipment–0.62%

Palo Alto Networks, Inc. (b)	28,563	4,115,928

Consumer Electronics–3.25%

Sony Corp. (Japan)	578,800	21,536,505

Data Processing & Outsourced Services–6.48%

First Data Corp. -Class A (b)	600,658	10,835,870
Mastercard Inc. -Class A	106,809	15,081,431
Visa Inc. -Class A	162,478	17,099,185
		43,016,486

Environmental & Facilities Services–1.17%

Republic Services, Inc.	117,254	7,745,799

Financial Exchanges & Data–1.50%

London Stock Exchange Group PLC (United Kingdom)	141,623	7,275,969
S&P Global Inc.	17,336	2,709,790
		9,985,759

	Shares	Value

Health Care Equipment–1.38%

Intuitive Surgical, Inc. (b)	4,340	$4,539,119
Stryker Corp.	32,625	4,633,403
		9,172,522

Home Entertainment Software–7.62%

Activision Blizzard, Inc.	256,754	16,563,201
Electronic Arts Inc. (b)	144,597	17,071,122
Nintendo Co., Ltd. (Japan)	45,700	16,942,005
		50,576,328

Home Improvement Retail–3.32%

Lowe’s Cos., Inc.	275,136	21,994,372

Hotels, Resorts & Cruise Lines–2.92%

Norwegian Cruise Line Holdings Ltd. (b)	117,103	6,329,417
Royal Caribbean Cruises Ltd.	110,067	13,047,342
		19,376,759

Housewares & Specialties–0.57%

Newell Brands, Inc.	89,397	3,814,570

Industrial Gases–0.76%

Air Products and Chemicals, Inc.	33,485	5,063,602

Industrial Machinery–0.78%

Stanley Black & Decker Inc.	34,085	5,145,812

Internet & Direct Marketing Retail–8.34%

Amazon.com, Inc. (b)	46,483	44,686,432
Netflix Inc. (b)	16,048	2,910,305
Priceline Group Inc. (The) (b)	4,206	7,700,429
		55,297,166

Internet Software & Services–16.75%

Alibaba Group Holding Ltd. -ADR (China)(b)	152,254	26,295,788
Alphabet Inc. -Class A (b)	45,658	44,458,108
Facebook, Inc. -Class A (b)	236,254	40,368,721
		111,122,617

Investment Banking & Brokerage–0.81%

Charles Schwab Corp. (The)	58,784	2,571,212
Goldman Sachs Group, Inc. (The)	11,716	2,778,918
		5,350,130

Life Sciences Tools & Services–0.89%

Quintiles IMS Holdings, Inc. (b)	17,512	1,664,866
Thermo Fisher Scientific, Inc.	22,241	4,207,997
		5,872,863

Managed Health Care–2.97%

UnitedHealth Group Inc.	100,608	19,704,077

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Oil & Gas Equipment & Services–0.61%

Halliburton Co.	88,151	$4,057,591

Oil & Gas Exploration & Production–0.68%

Parsley Energy, Inc. -Class A (b)	171,506	4,517,468

Packaged Foods & Meats–0.95%

Tyson Foods, Inc. -Class A	89,650	6,315,843

Pharmaceuticals–3.35%

Allergan PLC	82,373	16,882,346
Zoetis Inc.	83,772	5,341,303
		22,223,649

Railroads–0.46%

Canadian Pacific Railway Ltd. (Canada)	18,361	3,085,199

Research & Consulting Services–0.31%

Equifax Inc.	19,507	2,067,547

Semiconductor Equipment–0.71%

Applied Materials, Inc.	51,967	2,706,961
ASML Holding N.V. -New York Shares (Netherlands)	11,572	1,981,126
		4,688,087

Semiconductors–3.04%

Broadcom Ltd.	69,482	16,852,164
NVIDIA Corp.	18,511	3,309,211
		20,161,375

Soft Drinks–0.54%

Monster Beverage Corp. (b)	64,972	3,589,703

Specialized REIT’s–0.44%

American Tower Corp. -Class A	21,166	2,892,969

Specialty Chemicals–1.39%

Ecolab Inc.	14,753	1,897,383
Sherwin-Williams Co. (The)	20,394	7,301,868
		9,199,251

Systems Software–1.82%

Microsoft Corp.	129,087	9,615,691
ServiceNow, Inc. (b)	21,041	2,472,949
		12,088,640

Technology Hardware, Storage & Peripherals–4.09%

Apple Inc.	175,906	27,110,633

Tobacco–1.72%

Philip Morris International Inc.	102,554	11,384,520

Wireless Telecommunication Services–1.55%

Sprint Corp. (b)	1,318,733	10,259,743
Total Common Stocks & Other Equity Interests (Cost $382,471,861)		661,921,134

	Shares	Value

Money Market Funds–0.02%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	72,513	$72,513
Treasury Portfolio – Institutional Class, 0.90% (c)	48,342	48,342
Total Money Market Funds (Cost $120,855)		120,855
TOTAL INVESTMENTS IN SECURITIES–99.80% (Cost $382,592,716)		662,041,989
OTHER ASSETS LESS LIABILITIES–0.20%		1,294,610
NET ASSETS–100.00%		$663,336,599

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investments Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. American Franchise Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 2 to Level 1 of $21,536,505, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$637,703,160	$24,217,974	$—	$661,921,134
Money Market Funds	120,855	—	—	120,855
Total Investments	$637,824,015	$24,217,974	$—	$662,041,989

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VK-VIAMVA-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.50%

Aerospace & Defense–3.24%

Textron Inc.	226,734	$ 12,216,428

Apparel, Accessories & Luxury Goods–3.68%

Coach, Inc.	183,522	7,392,266
Hanesbrands, Inc.	263,381	6,489,708
		13,881,974

Application Software–0.38%

Citrix Systems, Inc. (b)	18,523	1,422,937

Automotive Retail–1.70%

Advance Auto Parts, Inc.	64,521	6,400,483

Building Products–2.22%

Johnson Controls International PLC	207,643	8,365,936

Communications Equipment–4.78%

ARRIS International PLC (b)	259,982	7,406,887
Ciena Corp. (b)	483,684	10,626,538
		18,033,425

Construction & Engineering–2.09%

Fluor Corp.	186,933	7,869,879

Diversified Chemicals–3.78%

Eastman Chemical Co.	157,268	14,231,181

Diversified REIT’s–4.34%

Forest City Realty Trust, Inc. -Class A	341,663	8,715,823
Liberty Property Trust	186,385	7,652,968
		16,368,791

Electric Utilities–4.28%

Edison International	95,633	7,379,999
FirstEnergy Corp.	284,369	8,767,096
		16,147,095

Electronic Equipment & Instruments–4.56%

Keysight Technologies, Inc. (b)	310,945	12,953,969
Zebra Technologies Corp. -Class A (b)	39,078	4,243,089
		17,197,058

Health Care Distributors–2.18%

AmerisourceBergen Corp.	99,231	8,211,365

Health Care Facilities–2.44%

HealthSouth Corp.	198,703	9,209,884

Hotels, Resorts & Cruise Lines–3.30%

Royal Caribbean Cruises Ltd.	104,874	12,431,764

Industrial Machinery–1.26%

Ingersoll-Rand PLC	53,429	4,764,264

	Shares	Value

Insurance Brokers–6.37%

Arthur J. Gallagher & Co.	181,037	$ 11,142,827
Willis Towers Watson PLC	83,557	12,886,996
		24,029,823

Investment Banking & Brokerage–3.00%

Stifel Financial Corp.	211,629	11,313,686

IT Consulting & Other Services–2.09%

Teradata Corp. (b)	232,634	7,860,703

Marine–2.16%

Kirby Corp. (b)	123,730	8,159,994

Movies & Entertainment–2.31%

Regal Entertainment Group -Class A	545,004	8,720,064

Oil & Gas Equipment & Services–2.15%

TechnipFMC PLC (United Kingdom)(b)	290,139	8,100,681

Oil & Gas Exploration & Production–5.21%

Devon Energy Corp.	321,669	11,808,469
Marathon Oil Corp.	577,714	7,833,802
		19,642,271

Other Diversified Financial Services–2.88%

Voya Financial, Inc.	271,865	10,844,695

Paper Packaging–0.65%

Bemis Co., Inc.	53,564	2,440,912

Pharmaceuticals–2.89%

Mylan N.V. (b)	347,770	10,909,545

Regional Banks–14.70%

Comerica Inc.	150,072	11,444,491
First Horizon National Corp.	245,589	4,703,029
KeyCorp	776,769	14,618,793
Wintrust Financial Corp.	154,705	12,114,949
Zions Bancorp.	265,507	12,526,620
		55,407,882

Specialized REIT’s–2.29%

Life Storage, Inc.	105,460	8,627,683

Specialty Chemicals–1.91%

W.R. Grace & Co.	99,666	7,190,902

Technology Hardware, Storage & Peripherals–1.91%

Diebold Nixdorf, Inc.	315,821	7,216,510

Trucking–1.75%

Ryder System, Inc.	78,008	6,595,576
Total Common Stocks & Other Equity Interests (Cost $309,769,742)		363,813,391

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Money Market Funds–4.05%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	9,150,917	$ 9,150,917
Treasury Portfolio – Institutional Class, 0.90% (c)	6,100,612	6,100,612
Total Money Market Funds (Cost $15,251,529)		15,251,529
TOTAL INVESTMENTS IN SECURITIES–100.55% (Cost $325,021,271)		379,064,920
OTHER ASSETS LESS LIABILITIES–(0.55)%		(2,056,211)
NET ASSETS–100.00%		$ 377,008,709

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIIBRA-QTR-1	09/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

September 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–10.73%

U.S. Treasury Bills–10.73%(a)

U.S. Treasury Bills (b)	0.90%	10/05/2017	$32,000,000	$31,998,077
U.S. Treasury Bills (b)	1.02%	10/05/2017	4,700,000	4,699,718
U.S. Treasury Bills (b)	1.03%	10/05/2017	10,500,000	10,499,369
U.S. Treasury Bills	0.99%	12/07/2017	48,000,000	47,913,758
U.S. Treasury Bills (b)	1.12%	01/04/2018	15,500,000	15,458,403
U.S. Treasury Bills	1.11%	02/08/2018	14,980,000	14,922,295
Total U.S. Treasury Securities (Cost $125,477,879)				125,491,620

		Expiration Date

Commodity-Linked Securities–1.95%

Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2) (c)		09/24/2018	8,850,000	9,192,185
Cargill, Inc., Commodity-Linked Notes, one month USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (c)		08/28/2018	15,050,000	13,614,668
Total Commodity-Linked Securities (Cost $23,900,000)				22,806,853

			Shares

Money Market Funds–85.19%

Government & Agency Portfolio—Institutional Class, 0.93% (d)			369,818,286	369,818,286
Invesco Government Money Market Fund—Cash Reserve Shares, 0.42% (d)			11,050,213	11,050,213
Invesco V.I. Government Money Market Fund—Series I, 0.67% (d)			16,640,310	16,640,310
Premier U.S. Government Money Portfolio—Institutional Class, 0.92% (d)			125,439,345	125,439,345
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland), 1.00% (d)			76,474,775	76,474,775
Treasury Obligations Portfolio—Institutional Class, 0.88% (d)			186,819,610	186,819,610
Treasury Portfolio—Institutional Class, 0.90% (d)			209,804,894	209,804,894
Total Money Market Funds (Cost $996,047,433)				996,047,433
TOTAL INVESTMENTS–97.87% (Cost $1,145,425,312)				1,144,345,906
OTHER ASSETS LESS LIABILITIES–2.13%				24,961,697
NET ASSETS–100.00%				$1,169,307,603

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(e)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Brent Crude	340	December-2017	$19,308,600	$1,416,104	$1,416,104
Gasoline Reformulated Blendstock Oxygenate Blending	446	November-2017	29,802,612	(314,474)	(314,474)
Heating Oil	165	November-2017	12,543,300	636,482	636,482
Silver	405	December-2017	33,768,900	(1,055,608)	(1,055,608)
WTI Crude	191	March-2018	9,977,840	537,185	537,185
Subtotal—Commodity Risk				1,219,689	1,219,689
Dow Jones EURO STOXX 50 Index	2,120	December-2017	89,601,257	2,869,124	2,869,124
FTSE 100 Index	960	December-2017	94,293,724	(477,921)	(477,921)
E-Mini Russell 2000 Index	885	December-2017	66,060,825	3,185,309	3,185,309
E-Mini S&P 500 Index	570	December-2017	71,708,850	862,537	862,537
Hang Seng Index	403	October-2017	70,975,773	(99,846)	(99,846)
Tokyo Stock Price Index	670	December-2017	99,755,556	5,125,101	5,125,101
Subtotal—Equity Risk				11,464,304	11,464,304
Australia 10 Year Bonds	1,170	December-2017	116,577,558	(2,420,180)	(2,420,180)
Canada 10 Year Bonds	1,802	December-2017	195,392,371	(3,905,994)	(3,905,994)
Euro Bonds	435	December-2017	82,779,508	(629,797)	(629,797)
Long Gilt	1,271	December-2017	211,000,728	(5,207,178)	(5,207,178)
U.S. Treasury Long Bonds	621	December-2017	94,896,563	(1,590,268)	(1,590,268)
Subtotal—Interest Rate Risk				(13,753,417)	(13,753,417)
Total Futures Contracts				$(1,069,424)	$(1,069,424)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(f)
Counterparty	Pay/ Receive	Reference Entity(g)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47%	Monthly	34,500	July-2018	$27,815,273	$ —	$0	$0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	17,100	January-2018	15,275,372	—	0	0
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	65,300	April-2018	14,274,887	—	217,214	217,214
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	124,300	June-2018	20,380,874	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	26,800	September-2018	3,133,360	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	2,200	September-2018	1,389,292	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	252,000	September-2018	11,659,231	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	145,500	October-2017	16,676,613	—	42,049	42,049
Subtotal—Appreciation—Commodity Risk								—	259,263	259,263
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33	Monthly	43,000	October-2017	22,806,663	—	(96,789)	(96,789)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1719 Excess Return Index	0.45	Monthly	109,700	July-2018	28,434,733	—	(586,390)	(586,390)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	0.55	Monthly	332,000	July-2018	31,055,181	—	(406,003)	(406,003)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	277,000	April-2018	23,642,725	—	(893,574)	(893,574)
Goldman Sachs International	Receive	Goldman Sachs Alpha Basket B823 Excess Return Strategy	0.40	Monthly	348,000	July-2018	28,351,870	—	(485,338)	(485,338)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	156,000	October-2017	16,482,476	—	(161,335)	(161,335)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	195,000	December-2017	11,337,651	—	(226,454)	(226,454)
Subtotal—Commodity Risk								—	(2,855,883)	(2,855,883)
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	118	October-2017	20,781,988	—	(165,761)	(165,761)
Subtotal—Equity Risk								—	(165,761)	(165,761)
Subtotal—Depreciation								—	(3,021,644)	(3,021,644)
Total Swap Agreements								$—	$(2,762,381)	$(2,762,381)

Investments Abbreviations:

EMTN	—	European Medium-Term Notes
LIBOR	—	London Interbank Offered Rate
USD	—	U.S. Dollar

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $22,806,853, which represented 1.95% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.
(e)	Futures contracts collateralized by $9,191,000 cash held with Goldman Sachs & Co., the futures commission merchant.
(f)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(g)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Monthly Rebalance Commodity Excess Return Index

	Long Futures Contracts
	Cocoa	0.17%
	Coffee ‘C’	5.28
	Corn	7.70
	Cotton No. 2	18.88
	Lean Hogs	0.52
	Live Cattle	1.24
	Soybean Meal	18.81
	Soybean Oil	4.79
	Soybeans	18.38
	Sugar No. 11	19.42
	Wheat	4.81
	Total	100.00%
Single Commodity Index Excess Return

	Long Futures Contracts
	Gold	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index

	Long Futures Contracts
	Gas Oil	100.00%
Merrill Lynch Gold Excess Return Index

	Long Futures Contracts
	Gold	100.00%
MLCX Aluminum Annual Excess Return Index

	Long Futures Contracts
	Aluminum	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index

	Long Futures Contracts
	Copper	100.00%
MLCX Natural Gas Annual Excess Return Index

	Long Futures Contracts
	Natural Gas	100.00%

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components (Continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index Excess Return

	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1452 Excess Return Index

	Long Futures Contracts
	Copper	100.00%
Barclays Commodity Strategy 1719 Excess Return Index

	Long Futures Contracts
	Cocoa	0.17%
	Coffee ‘C’	5.28
	Corn	7.70
	Cotton No. 2	18.88
	Lean Hogs	0.52
	Live Cattle	1.24
	Soybean Meal	18.81
	Soybean Oil	4.79
	Soybeans	18.38
	Sugar No. 11	19.42
	Wheat	4.81
	Total	100.00%
Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index

	Long Futures Contracts
	Cocoa	0.17%
	Coffee ‘C’	5.28
	Corn	7.70
	Cotton No. 2	18.88
	Lean Hogs	0.52
	Live Cattle	1.24
	Soybean Meal	18.81
	Soybean Oil	4.79
	Soybeans	18.38
	Sugar No. 11	19.42
	Wheat	4.81
	Total	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

	Long Futures Contracts
	Copper	100.00%

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components (Continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Alpha Basket B823 Excess Return Strategy

	Long Futures Contracts
	Cocoa	0.17%
	Coffee ‘C’	5.28
	Corn	7.70
	Cotton No. 2	18.88
	Lean Hogs	0.52
	Live Cattle	1.24
	Soybean Meal	18.81
	Soybean Oil	4.79
	Soybeans	18.38
	Sugar No. 11	19.42
	Wheat	4.81
	Total	100.00%
S&P GSCI Gold Index Excess Return

	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminum Dynamic Selection Index

	Long Futures Contracts
	Aluminum	100.00%

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as

Invesco V.I. Balanced-Risk Allocation Fund

D.	Structured Securities – (continued)

unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Balanced-Risk Allocation Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the the nine months ended September 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$125,491,620	$—	$125,491,620
Commodity-Linked Securities	—	22,806,853	—	22,806,853
Money Market Funds	996,047,433	—	—	996,047,433
	996,047,433	148,298,473	—	1,144,345,906
Futures Contracts*	(1,069,424)	—	—	(1,069,424)
Swap Agreements*	—	(2,762,381)	—	(2,762,381)
Total Investments	$994,978,009	$145,536,092	$—	$1,140,514,101
*	Unrealized appreciation (depreciation).

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2017:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$2,589,771	$12,042,071	$—	$14,631,842
Unrealized appreciation on swap agreements—OTC	259,263	—	—	259,263
Total Derivative Assets	2,849,034	12,042,071	—	14,891,105
Derivatives not subject to master netting agreements	(2,589,771)	(12,042,071)	—	(14,631,842)
Total Derivative Assets subject to master netting agreements	$259,263	$—	$—	$259,263

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(1,370,082)	$(577,767)	$(13,753,417)	$(15,701,266)
Unrealized depreciation on swap agreements—OTC	(2,855,883)	(165,761)	—	(3,021,644)
Total Derivative Liabilities	(4,225,965)	(743,528)	(13,753,417)	(18,722,910)
Derivatives not subject to master netting agreements	1,370,082	577,767	13,753,417	15,701,266
Total Derivative Liabilities subject to master netting agreements	$(2,855,883)	$(165,761)	$—	$(3,021,644)
(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Investments for the nine months ended September 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(4,659,211)	$54,657,308	$15,539,356	$65,537,453
Swap agreements	2,556,142	5,462,140	(525,125)	7,493,157
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,552,744)	4,807,303	(14,322,571)	(11,068,012)
Swap agreements	(739,400)	(443,806)	—	(1,183,206)
Total	$(4,395,213)	$64,482,945	$691,660	$60,779,392

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,371,697,845	$278,303,246

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VK-VICOM-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.17%

Aerospace & Defense–2.23%

Arconic Inc.	578,328	$14,388,792
Textron Inc.	506,088	27,268,021
		41,656,813

Aluminum–0.44%

Alcoa Corp. (b)	177,904	8,293,885

Asset Management & Custody Banks–2.83%

Bank of New York Mellon Corp. (The)	526,273	27,902,995
State Street Corp.	262,471	25,076,479
		52,979,474

Automobile Manufacturers–2.20%

General Motors Co.	1,017,855	41,100,985

Automotive Retail–0.80%

Advance Auto Parts, Inc.	151,072	14,986,342

Biotechnology–3.01%

AbbVie Inc.	244,536	21,729,469
Biogen Inc. (b)	59,701	18,693,577
Gilead Sciences, Inc.	194,856	15,787,233
		56,210,279

Broadcasting–0.51%

CBS Corp. -Class B	165,578	9,603,524

Building Products–1.48%

Johnson Controls International PLC	685,013	27,599,174

Cable & Satellite–1.14%

Charter Communications, Inc. -Class A (b)	25,400	9,230,868
Comcast Corp. -Class A	315,806	12,152,215
		21,383,083

Communications Equipment–2.74%

Cisco Systems, Inc.	1,524,003	51,252,221

Construction Machinery & Heavy Trucks–1.46%

Caterpillar Inc.	218,499	27,249,010

Consumer Finance–1.55%

Ally Financial Inc.	1,195,386	29,000,064

Data Processing & Outsourced Services–0.80%

PayPal Holdings, Inc. (b)	234,985	15,046,090

Diversified Banks–16.43%

Bank of America Corp.	3,363,787	85,238,363
Citigroup Inc.	1,575,884	114,629,802
JPMorgan Chase & Co.	680,479	64,992,549
U.S. Bancorp	137,407	7,363,641

	Shares	Value

Diversified Banks–(continued)

Wells Fargo & Co.	634,838	$35,011,316
		307,235,671

Drug Retail–0.86%

CVS Health Corp.	197,805	16,085,503

Electric Utilities–0.60%

FirstEnergy Corp.	364,436	11,235,562

Electrical Components & Equipment–2.32%

Eaton Corp. PLC	392,520	30,141,611
Emerson Electric Co.	210,006	13,196,777
		43,338,388

Fertilizers & Agricultural Chemicals–0.79%

CF Industries Holdings, Inc.	420,895	14,798,668

Health Care Distributors–1.51%

Cardinal Health, Inc.	224,424	15,018,454
McKesson Corp.	85,429	13,122,749
		28,141,203

Health Care Equipment–0.69%

Medtronic PLC	166,221	12,927,007

Hotels, Resorts & Cruise Lines–1.64%

Carnival Corp.	475,637	30,711,881

Household Products–0.30%

Reckitt Benckiser Group PLC (United Kingdom)	62,005	5,666,118

Hypermarkets & Super Centers–1.05%

Wal-Mart Stores, Inc.	251,763	19,672,761

Industrial Conglomerates–0.95%

General Electric Co.	732,402	17,709,480

Industrial Machinery–0.60%

Ingersoll-Rand PLC	125,494	11,190,300

Integrated Oil & Gas–9.02%

BP PLC -ADR (United Kingdom)	856,090	32,899,538
Chevron Corp.	289,690	34,038,575
Occidental Petroleum Corp.	238,766	15,331,165
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	651,488	39,467,143
Suncor Energy, Inc. (Canada)	1,336,457	46,816,089
		168,552,510

Internet Software & Services–2.08%

Altaba Inc. (b)	132,780	8,795,347
eBay Inc. (b)	781,544	30,058,182
		38,853,529

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Investment Banking & Brokerage–3.22%

Goldman Sachs Group, Inc. (The)	87,334	$20,714,752
Morgan Stanley	821,585	39,575,749
		60,290,501

IT Consulting & Other Services–0.71%

Cognizant Technology Solutions Corp. -Class A	182,146	13,212,871

Life & Health Insurance–2.66%

Aflac, Inc.	125,858	10,243,583
Brighthouse Financial, Inc. (b)	62,320	3,789,056
MetLife, Inc.	685,523	35,612,920
		49,645,559

Managed Health Care–1.32%

Anthem, Inc.	129,693	24,626,107

Movies & Entertainment–0.94%

Twenty-First Century Fox, Inc. -Class B	678,096	17,488,096

Multi-Line Insurance–1.42%

American International Group, Inc.	432,218	26,533,863

Oil & Gas Equipment & Services–0.93%

Halliburton Co.	376,605	17,335,128

Oil & Gas Exploration & Production–5.25%

Canadian Natural Resources Ltd. (Canada)	583,985	19,558,209
Devon Energy Corp.	707,392	25,968,360
Hess Corp.	459,206	21,532,169
Marathon Oil Corp.	1,724,727	23,387,298
QEP Resources Inc. (b)	894,264	7,663,843
		98,109,879

Packaged Foods & Meats–1.18%

Danone S.A. (France)	280,805	22,027,103

Paper Packaging–0.93%

International Paper Co.	307,106	17,449,763

Personal Products–0.68%

Unilever N.V. -New York Shares (United Kingdom)	216,028	12,754,293

	Shares	Value

Pharmaceuticals–6.47%

Merck & Co., Inc.	336,291	$21,532,713
Mylan N.V. (b)	480,622	15,077,112
Novartis AG (Switzerland)	200,083	17,172,047
Pfizer Inc.	1,011,378	36,106,194
Sanofi -ADR (France)	623,534	31,045,758
		120,933,824

Property & Casualty Insurance–1.11%

Allstate Corp. (The)	226,633	20,829,839

Regional Banks–5.53%

Citizens Financial Group, Inc.	577,607	21,873,977
Fifth Third Bancorp	1,227,786	34,353,452
KeyCorp	406,502	7,650,368
PNC Financial Services Group, Inc. (The)	292,608	39,434,780
		103,312,577

Semiconductors–2.67%

Intel Corp.	702,088	26,735,511
QUALCOMM Inc.	447,709	23,209,235
		49,944,746

Systems Software–1.64%

Microsoft Corp.	410,767	30,598,034

Technology Hardware, Storage & Peripherals–0.79%

NetApp, Inc.	336,691	14,733,598

Wireless Telecommunication Services–0.69%

Vodafone Group PLC (United Kingdom)	4,618,323	12,937,227
Total Common Stocks & Other Equity Interests (Cost $1,506,351,337)		1,835,242,533

Money Market Funds–2.29%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	25,693,523	25,693,523
Treasury Portfolio – Institutional Class, 0.90% (c)	17,129,015	17,129,015
Total Money Market Funds (Cost $42,822,538)		42,822,538
TOTAL INVESTMENTS IN SECURITIES–100.46% (Cost $1,549,173,875)		1,878,065,071
OTHER ASSETS LESS LIABILITIES–(0.46)%		(8,578,083)
NET ASSETS–100.00%		$1,869,486,988

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/06/2017	Barclays Bank PLC	CAD	17,357,783	USD	14,072,520	$ 161,262
10/06/2017	Barclays Bank PLC	CHF	3,446,787	USD	3,606,207	44,491
10/06/2017	Barclays Bank PLC	EUR	18,369,369	USD	21,913,224	194,122
10/06/2017	Barclays Bank PLC	USD	106,731	GBP	80,866	1,661
10/06/2017	CIBC World Markets Corp.	CAD	15,888,054	USD	12,860,968	127,613
10/06/2017	CIBC World Markets Corp.	CHF	3,446,787	USD	3,606,293	44,578
10/06/2017	CIBC World Markets Corp.	EUR	18,369,369	USD	21,912,085	192,983
10/06/2017	Goldman Sachs International	CAD	15,887,779	USD	12,868,245	135,110
10/06/2017	Goldman Sachs International	CHF	3,446,819	USD	3,605,855	44,106
10/06/2017	Goldman Sachs International	EUR	18,368,479	USD	21,910,289	192,239
10/06/2017	RBC Capital Markets Corp.	CAD	15,887,779	USD	12,870,069	136,934
10/06/2017	RBC Capital Markets Corp.	CHF	3,446,787	USD	3,607,048	45,332
10/06/2017	RBC Capital Markets Corp.	EUR	18,369,369	USD	21,913,922	194,820
10/06/2017	RBC Capital Markets Corp.	USD	34,198	GBP	26,076	754
Subtotal						1,516,005
10/06/2017	Barclays Bank PLC	GBP	8,888,447	USD	11,652,671	(261,431)
10/06/2017	Barclays Bank PLC	USD	60,359	CAD	73,295	(1,617)
10/06/2017	Barclays Bank PLC	USD	139,978	CHF	132,776	(2,774)
10/06/2017	Barclays Bank PLC	USD	186,999	EUR	155,721	(2,882)
10/06/2017	CIBC World Markets Corp.	GBP	7,766,207	USD	10,144,095	(265,753)
10/06/2017	Goldman Sachs International	GBP	8,045,628	USD	10,515,229	(269,156)
10/06/2017	Goldman Sachs International	USD	82,638	CAD	100,102	(2,412)
10/06/2017	RBC Capital Markets Corp.	GBP	7,395,479	USD	9,644,344	(268,579)
10/06/2017	RBC Capital Markets Corp.	USD	46,280	CAD	56,548	(960)
10/06/2017	RBC Capital Markets Corp.	USD	44,444	CHF	42,218	(818)
10/06/2017	RBC Capital Markets Corp.	USD	59,586	EUR	49,394	(1,185)
Subtotal						(1,077,567)
Total Forward Foreign Currency Contracts—Currency Risk						$ 438,438

  Abbreviations:

CAD	—	Canadian Dollar	GBP	—	British Pound Sterling

CHF	—	Swiss Franc	USD	—	U.S. Dollar

EUR	—	Euro

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,799,467,141	$35,775,392	$—	$1,835,242,533
Money Market Funds	42,822,538	—	—	42,822,538
	1,842,289,679	35,775,392	—	1,878,065,071
Forward Foreign Currency Contracts*	—	438,438	—	438,438
Total Investments	$1,842,289,679	$36,213,830	$—	$1,878,503,509

* Unrealized appreciation.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VICEQ-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.27%

Advertising–1.84%

Publicis Groupe S.A. (France)	327,580	$22,877,686

Aerospace & Defense–2.61%

General Dynamics Corp.	84,413	17,353,624
United Technologies Corp.	130,157	15,108,625
		32,462,249

Air Freight & Logistics–1.12%

United Parcel Service, Inc. -Class B	115,608	13,883,365

Apparel, Accessories & Luxury Goods–3.41%

Hanesbrands, Inc.	745,549	18,370,327
LVMH Moet Hennessy Louis Vuitton S.E. (France)	87,325	24,075,156
		42,445,483

Asset Management & Custody Banks–1.02%

Northern Trust Corp.	137,798	12,667,770

Auto Parts & Equipment–2.42%

Delphi Automotive PLC	305,412	30,052,541

Biotechnology–6.09%

Biogen Inc. (b)	65,159	20,402,586
BioMarin Pharmaceutical Inc. (b)	92,244	8,585,149
Celgene Corp. (b)	202,851	29,579,733
Shire PLC -ADR	111,687	17,103,747
		75,671,215

Cable & Satellite–2.57%

Comcast Corp. -Class A	830,414	31,954,331

Casinos & Gaming–1.15%

Wynn Resorts Ltd.	96,034	14,301,383

Consumer Finance–2.27%

American Express Co.	311,605	28,187,788

Data Processing & Outsourced Services–1.18%

Mastercard Inc. -Class A	103,525	14,617,730

Distillers & Vintners–2.32%

Diageo PLC (United Kingdom)	876,005	28,796,609

Diversified Banks–2.78%

Svenska Handelsbanken AB -Class A (Sweden)	1,083,043	16,362,219
U.S. Bancorp	339,779	18,208,757
		34,570,976

Drug Retail–0.94%

Walgreens Boots Alliance, Inc.	150,983	11,658,907

	Shares	Value

Electric Utilities–1.04%

Duke Energy Corp.	153,434	$12,876,181

Electronic Manufacturing Services–1.40%

TE Connectivity Ltd.	210,172	17,456,886

Footwear–1.04%

NIKE, Inc. -Class B	250,100	12,967,685

General Merchandise Stores–1.16%

Dollar General Corp.	177,239	14,365,221

Health Care Facilities–1.49%

HCA Healthcare, Inc. (b)	232,957	18,541,048

Health Care Supplies–1.30%

DENTSPLY SIRONA Inc.	270,005	16,148,999

Home Improvement Retail–1.53%

Home Depot, Inc. (The)	116,693	19,086,307

Household Appliances–1.03%

Whirlpool Corp.	69,531	12,824,298

Housewares & Specialties–1.59%

Newell Brands, Inc.	464,687	19,828,194

Industrial Conglomerates–1.35%

Siemens AG (Germany)	118,995	16,764,311

Industrial Gases–1.19%

Air Liquide S.A. (France)	110,803	14,778,618

Industrial Machinery–3.25%

Illinois Tool Works Inc.	92,249	13,649,162
Stanley Black & Decker Inc.	176,879	26,703,423
		40,352,585

Insurance Brokers–1.72%

Marsh & McLennan Cos., Inc.	254,504	21,329,980

Integrated Oil & Gas–1.58%

Suncor Energy, Inc. (Canada)	560,524	19,635,156

Internet & Direct Marketing Retail–1.45%

Priceline Group Inc. (The) (b)	9,873	18,075,686

Internet Software & Services–4.55%

Alphabet Inc. -Class C (b)	37,523	35,988,685
eBay Inc. (b)	536,396	20,629,790
		56,618,475

IT Consulting & Other Services–2.63%

Cognizant Technology Solutions Corp. -Class A	450,556	32,683,332

Life & Health Insurance–2.55%

AIA Group Ltd. (Hong Kong)	4,279,400	31,737,715

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

Life Sciences Tools & Services–1.90%

Thermo Fisher Scientific, Inc.	124,769	$23,606,295

Multi-Sector Holdings–1.90%

Berkshire Hathaway Inc. -Class A (b)	86	23,627,640

Oil & Gas Equipment & Services–1.94%

Halliburton Co.	349,347	16,080,443
Schlumberger Ltd.	115,295	8,042,979
		24,123,422

Oil & Gas Exploration & Production–1.51%

Concho Resources Inc. (b)	142,421	18,759,694

Pharmaceuticals–3.34%

Allergan PLC	113,648	23,292,157
Merck & Co., Inc.	284,226	18,198,991
		41,491,148

Property & Casualty Insurance–1.80%

Progressive Corp. (The)	462,886	22,412,940

Regional Banks–1.42%

First Republic Bank	168,732	17,625,745

Retail REIT’s–0.82%

GGP Inc.	490,468	10,187,020

Semiconductors–4.76%

Analog Devices, Inc.	225,796	19,456,841
QUALCOMM Inc.	272,493	14,126,037
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,559,823	25,602,703
		59,185,581

Systems Software–4.07%

Microsoft Corp.	255,402	19,024,895
Oracle Corp.	653,501	31,596,773
		50,621,668

Wireless Telecommunication Services–1.24%

Vodafone Group PLC -ADR (United Kingdom)	540,167	15,373,153
Total Common Stocks & Other Equity Interests (Cost $808,701,985)		1,097,233,016

	Shares	Value

Money Market Funds–10.16%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	75,810,983	$75,810,983
Treasury Portfolio – Institutional Class, 0.90% (c)	50,540,656	50,540,656
Total Money Market Funds (Cost $126,351,639)		126,351,639
TOTAL INVESTMENTS IN SECURITIES–98.43% (Cost $935,053,624)		1,223,584,655
OTHER ASSETS LESS LIABILITIES–1.57%		19,478,884
NET ASSETS–100.00%		$1,243,063,539

Investment Abbreviations:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $16,362,219 and from Level 2 to Level 1 of $28,796,609, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$999,455,223	$97,777,793	$—	$1,097,233,016
Money Market Funds	126,351,639	—	—	126,351,639
Total Investments	$1,125,806,862	$97,777,793	$—	$1,223,584,655

Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VICPB-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Principal Amount	Value

Bonds & Notes–61.55%

Aerospace & Defense–0.05%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	$2,000	$1,940
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	2,000	2,100
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	2,000	2,073
6.50%, 05/15/2025	3,000	3,101
		9,214

Agricultural & Farm Machinery–0.04%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	7,000	7,245

Air Freight & Logistics–0.01%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	2,000	2,110

Airlines–3.49%

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	31,050	31,955
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	30,451	31,014
Series 2016-3, Class B, Sec. Third Lien Pass Through Ctfs., 3.75%, 04/15/2027	35,000	35,217
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	52,000	51,254
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	34,000	35,294
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	36,000	37,297
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	42,000	43,021
Series 2017-2, Class A, Sec. Second Lien Pass Thru Ctfs., 3.60%, 04/15/2031	46,000	46,613
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 04/15/2027	36,000	35,991
Series 2017-2, Class AA, Sr. Sec. First Lien Pass Thru Ctfs., 3.35%, 04/15/2031	58,000	58,124

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	$24,456	$25,187
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 2.88%, 03/13/2020	27,000	27,325
3.63%, 03/15/2022	45,000	46,145
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	106,745	109,280
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	40,558	41,494
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 4.25%, 10/01/2022	13,000	13,085
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	717	772
		669,068

Alternative Carriers–0.03%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	5,000	5,175

Aluminum–0.01%

Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	2,000	2,085

Apparel Retail–0.24%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	2,000	2,169
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	39,000	41,827
6.88%, 11/01/2035	2,000	1,965
		45,961

Apparel, Accessories & Luxury Goods–0.02%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2026(b)	3,000	3,131

Asset Management & Custody Banks–1.82%

Bank of New York Mellon Corp. (The), Sr. Unsec. Sub. Medium-Term Notes, 3.30%, 08/23/2029	60,000	59,656
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	90,000	101,109

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Asset Management & Custody Banks–(continued)

Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	$75,000	$86,585
Legg Mason, Inc., Sr. Unsec. Global Notes, 4.75%, 03/15/2026	90,000	95,304
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	6,000	6,653
		349,307

Auto Parts & Equipment–0.03%

Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	5,000	5,250
Delphi Jersey Holdings PLC, Sr. Unsec. Notes, 5.00%, 10/01/2025(b)	1,000	1,021
		6,271

Automobile Manufacturers–0.21%

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	39,000	39,693

Automotive Retail–0.09%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	12,000	12,938
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	2,000	2,085
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	2,000	2,165
		17,188

Brewers–0.30%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.65%, 02/01/2026	55,000	57,005

Broadcasting–0.09%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,000	5,970
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	3,000	3,274
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,000	4,170
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	3,000	3,142
		16,556

Building Products–0.22%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	2,000	2,166

	Principal Amount	Value

Building Products–(continued)

Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	$2,000	$2,290
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	2,000	2,067
Owens Corning, Sr. Unsec. Gtd. Global Notes, 4.30%, 07/15/2047	33,000	31,637
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	3,000	3,139
		41,299

Cable & Satellite–0.74%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	2,000	2,083
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	6,000	6,322
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 6.83%, 10/23/2055	27,000	32,847
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	50,000	48,868
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	7,000	7,761
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 5.20%, 09/20/2047	15,000	15,215
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	6,000	6,285
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	2,000	1,710
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	4,000	3,880
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 3.88%, 08/01/2022(b)	9,000	9,225
5.38%, 07/15/2026(b)	5,000	5,275
6.00%, 07/15/2024(b)	2,000	2,163
		141,634

Casinos & Gaming–0.15%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	4,000	4,300
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	3,000	3,326
7.75%, 03/15/2022	5,000	5,863
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	6,000	6,172

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Casinos & Gaming–(continued)

Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	$2,000	$2,215
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	2,000	2,036
5.50%, 03/01/2025(b)	5,000	5,213
		29,125

Coal & Consumable Fuels–0.01%

SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	2,000	2,065

Commodity Chemicals–0.02%

Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	4,000	4,275

Communications Equipment–0.07%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	6,000	6,457
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	2,000	2,083
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	5,000	5,675
		14,215

Construction & Engineering–0.38%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	75,000	73,747

Construction Machinery & Heavy Trucks–0.07%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	3,000	3,206
6.75%, 06/15/2021	3,000	3,124
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	3,000	3,165
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	4,000	4,210
		13,705

Consumer Finance–0.69%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	2,000	2,105
5.13%, 09/30/2024	3,000	3,251
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	2,000	2,255
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.05%, 03/09/2022	35,000	35,383
3.75%, 03/09/2027	85,000	85,745

	Principal Amount	Value

Consumer Finance–(continued)

Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	$2,000	$2,193
8.00%, 03/25/2020	2,000	2,216
		133,148

Copper–0.33%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	2,000	2,065
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	4,000	3,825
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	33,000	36,052
Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 5.88%, 04/23/2045	18,000	20,715
		62,657

Data Processing & Outsourced Services–0.03%

First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	6,000	6,442

Diversified Banks–8.62%

Bank of America Corp., Sr. Unsec. Global Variable Rate Notes, 3.71% (3 mo. USD LIBOR + 1.51%), 04/24/2028 (c)	25,000	25,355
Sr. Unsec. Medium-Term Global Variable Rate Notes, 3.59% (3 mo. USD LIBOR + 1.37%), 07/21/2028 (c)	50,000	50,222
Series Z, Jr. Unsec. Sub. Variable Rate Notes, 6.50% (3 mo. USD LIBOR + 4.17%) (c)(d)	85,000	96,475
Series DD, Jr. Unsec. Sub. Variable Rate Notes, 6.30% (3 mo. USD LIBOR + 4.55%) (c)(d)	30,000	34,012
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	150,000	172,377
Citigroup Inc., Sr. Unsec. Global Variable Rate Notes, 2.88% (3 mo. USD LIBOR + 0.95%), 07/24/2023 (c)	20,000	20,004
3.67% (3 mo. USD LIBOR + 1.39%), 07/24/2028 (c)	75,000	75,610
Series Q, Jr. Unsec. Sub. Global Variable Rate Notes, 5.95% (3 mo. USD LIBOR + 4.10%) (c)(d)	40,000	42,800
Series T, Jr. Unsec. Sub. Global Variable Rate Notes, 6.25% (3 mo. USD LIBOR + 4.52%) (c)(d)	34,000	38,250

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Corp. Andina de Fomento (Supranational), Sr. Unsec. Global Notes, 4.38%, 06/15/2022	$50,000	$53,948
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	200,000	207,948
HSBC Holdings PLC (United Kingdom), Jr. Unsec. Sub. Global Variable Rate Bonds, 6.00% (5 yr. USD ICE Swap Rate + 3.75%) (c)(d)	200,000	209,389
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	45,000	47,607
JPMorgan Chase & Co., Sr. Unsec. Global Variable Rate Notes, 3.78% (3 mo. USD LIBOR + 1.34%), 02/01/2028 (c)	35,000	35,895
3.54% (3 mo. USD LIBOR + 1.38%), 05/01/2028 (c)	42,000	42,378
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	65,000	64,865
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	35,000	35,077
Series 1, Jr. Unsec. Sub. Global Variable Rate Notes, 7.90% (3 mo. USD LIBOR + 3.47%) (c)(d)	30,000	30,900
Series V, Jr. Unsec. Sub. Global Variable Rate Notes, 5.00% (3 mo. USD LIBOR + 3.32%) (c)(d)	40,000	40,850
Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Global Notes, 6.00%, 12/19/2023	5,000	5,567
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	200,000	204,040
Wells Fargo & Co., Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	25,000	27,242
Series U, Jr. Unsec. Sub. Global Variable Rate Notes, 5.88% (3 mo. USD LIBOR + 3.99%) (c)(d)	45,000	50,344
Westpac Banking Corp. (Australia), Jr. Unsec. Sub. Global Variable Rate Bonds, 5.00% (5 yr. USD ICE Swap Rate + 2.89%)(c)(d)	40,000	39,973
		1,651,128

Diversified Chemicals–0.24%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 5.38%, 05/15/2027	13,000	13,493
6.63%, 05/15/2023	26,000	27,950
7.00%, 05/15/2025	2,000	2,225

	Principal Amount	Value

Diversified Chemicals–(continued)

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	$2,000	$2,062
		45,730

Diversified Metals & Mining–0.16%

Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.70%, 10/25/2017(b)	25,000	25,000
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	4,000	4,350
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	2,000	2,250
		31,600

Diversified REIT’s–1.11%

Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	200,000	212,898

Diversified Support Services–0.01%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	2,000	2,103

Drug Retail–0.84%

CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	142,660	160,719

Electric Utilities–0.46%

Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	18,000	18,535
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Variable Rate Notes, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(c)	66,000	69,960
		88,495

Electrical Components & Equipment–0.04%

Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	7,000	7,394

Environmental & Facilities Services–0.04%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	2,000	2,095
CD&R Waterworks Merger Sub, LLC, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	3,000	3,086
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	2,000	2,045
		7,226

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Financial Exchanges & Data–1.97%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	$110,000	$120,002
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	45,000	45,673
4.88%, 02/15/2024	138,000	151,726
5.25%, 07/15/2044	35,000	41,035
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2025(b)	3,000	3,285
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	15,000	15,446
		377,167

Food Distributors–0.02%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	4,000	4,220

Food Retail–0.28%

Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	6,000	5,633
Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 2.70%, 07/26/2022(b)	30,000	30,135
4.50%, 07/26/2047(b)	14,000	14,549
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	4,000	3,915
		54,232

Gas Utilities–0.04%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	4,000	4,260
5.88%, 08/20/2026	2,000	2,090
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	2,000	2,005
		8,355

General Merchandise Stores–0.28%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	51,000	53,996

Health Care Equipment–0.37%

Becton, Dickinson and Co., Sr. Unsec. Notes, 3.36%, 06/06/2024	29,000	29,232
3.70%, 06/06/2027	39,000	39,511
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	2,000	2,077
		70,820

	Principal Amount	Value

Health Care Facilities–0.62%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	$2,000	$2,160
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	6,000	5,955
Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/2019	2,000	1,957
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	19,000	20,710
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	4,000	4,335
5.50%, 06/15/2047	62,000	64,635
Sr. Unsec. Gtd. Notes, 5.88%, 02/15/2026	8,000	8,610
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	2,000	2,090
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	2,000	2,090
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	2,000	2,125
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	2,000	1,928
8.13%, 04/01/2022	2,000	2,045
		118,640

Health Care REIT’s–0.73%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	71,000	74,650
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	20,000	20,407
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	40,000	44,720
		139,777

Health Care Services–0.47%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	2,000	2,080
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	2,000	2,080
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.25%, 09/01/2024	52,000	52,228
3.60%, 09/01/2027	23,000	23,174
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	3,000	3,146
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	4,000	4,305

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Health Care Services–(continued)

Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	$2,000	$1,890
8.88%, 04/15/2021(b)	1,000	1,055
		89,958

Home Entertainment Software–0.22%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	40,000	41,654

Homebuilding–1.07%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	2,000	1,990
6.88%, 02/15/2021(b)	2,000	2,050
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	3,000	3,176
8.75%, 03/15/2022	3,000	3,338
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	2,000	2,335
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	3,000	3,454
Lennar Corp., Sr. Unsec. Gtd. Notes, 4.50%, 04/30/2024	20,000	20,750
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	165,000	159,637
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	3,000	3,221
7.15%, 04/15/2020	2,000	2,210
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	3,000	3,165
		205,326

Hotel and Resort REIT’s–0.19%

Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	35,000	36,712

Hotels, Resorts & Cruise Lines–0.02%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	4,000	4,473

Household Products–0.22%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	37,000	37,578
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	2,138
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	2,000	2,145
		41,861

	Principal Amount	Value

Hypermarkets & Super Centers–0.41%

Costco Wholesale Corp., Sr. Unsec. Global Notes, 2.75%, 05/18/2024	$34,000	$34,084
3.00%, 05/18/2027	44,000	44,151
		78,235

Independent Power Producers & Energy Traders–0.06%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	5,000	5,281
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	2,000	2,095
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	2,000	2,095
6.63%, 03/15/2023	2,000	2,078
		11,549

Industrial Machinery–0.01%

TriMas Corp., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2025(b)	2,000	2,025

Integrated Oil & Gas–0.45%

Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	23,000	24,957
Sr. Unsec. Gtd. Notes, 6.50%, 03/13/2027(b)	23,000	25,428
6.75%, 09/21/2047(b)	34,000	36,069
		86,454

Integrated Telecommunication Services–2.62%

AT&T Inc., Sr. Unsec. Global Notes, 3.90%, 08/14/2027	78,000	78,259
5.15%, 02/14/2050	66,000	66,680
5.25%, 03/01/2037	35,000	36,863
5.30%, 08/14/2058	66,000	66,948
5.70%, 03/01/2057	35,000	37,819
Sr. Unsec. Notes, 4.45%, 04/01/2024	30,000	31,896
CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	2,000	2,095
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	1,000	1,039
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	1,970
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	3,000	2,925
11.00%, 09/15/2025	2,000	1,698
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	6,000	6,472

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.20%, 07/18/2036	$4,000	$4,960
Verizon Communications Inc., Sr. Unsec. Global Notes, 2.63%, 08/15/2026	60,000	56,339
4.13%, 08/15/2046	22,000	20,063
4.81%, 03/15/2039	27,000	28,021
5.01%, 08/21/2054	58,000	58,267
		502,314

Internet & Direct Marketing Retail–1.19%

Amazon.com, Inc., Sr. Unsec. Notes, 2.80%, 08/22/2024(b)	37,000	37,280
3.15%, 08/22/2027(b)	51,000	51,372
3.88%, 08/22/2037(b)	37,000	37,439
4.05%, 08/22/2047(b)	40,000	40,773
4.25%, 08/22/2057(b)	59,000	60,619
		227,483

Investment Banking & Brokerage–1.44%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	34,000	38,386
E*TRADE Financial Corp., Sr. Unsec. Global Notes, 2.95%, 08/24/2022	33,000	33,102
Goldman Sachs Group, Inc. (The), Sr. Unsec. Variable Rate Notes, 3.27% (3 mo. USD LIBOR + 1.20%), 09/29/2025 (c)	50,000	50,002
Series L, Jr. Unsec. Sub. Variable Rate Notes, 5.70% (3 mo. USD LIBOR + 3.88%) (c)(d)	55,000	56,925
Jefferies Group LLC, Sr. Unsec. Global Notes, 4.85%, 01/15/2027	21,000	22,108
Morgan Stanley, Sr. Unsec. Global Variable Rate Notes, 3.59% (3 mo. USD LIBOR + 1.34%), 07/22/2028(c)	75,000	75,135
		275,658

Leisure Facilities–0.01%

Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	2,000	2,043

Life & Health Insurance–3.26%

American Equity Investment Life Holding Co., Sr. Unsec. Global Notes, 5.00%, 06/15/2027	40,000	41,500
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Variable Rate Notes, 4.00% (3 mo. USD LIBOR + 3.66%)(b)(c)(d)	200,000	199,000
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Variable Rate Notes, 5.25% (3 mo. USD LIBOR + 3.58%)(c)(d)	65,000	67,275

	Principal Amount	Value

Life & Health Insurance–(continued)

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	$165,000	$179,905
Prudential Financial, Inc., Jr. Unsec. Sub. Global Variable Rate Notes, 8.88% (3 mo. USD LIBOR + 5.00%), 06/15/2068(c)	130,000	136,890
		624,570

Managed Health Care–0.49%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	2,000	2,085
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	45,000	47,912
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	1,000	986
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	35,000	37,168
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	5,000	5,294
		93,445

Metal & Glass Containers–0.03%

Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	3,000	3,315
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	2,000	2,127
		5,442

Movies & Entertainment–0.62%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	5,000	4,944
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	2,000	2,105
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	55,000	56,893
Viacom Inc., Jr. Unsec. Sub. Global Variable Rate Notes, 5.88% (3 mo. USD LIBOR + 3.90%), 02/28/2057 (c)	30,000	30,150
6.25% (3 mo. USD LIBOR + 3.90%), 02/28/2057 (c)	13,000	13,097
Sr. Unsec. Global Notes, 3.45%, 10/04/2026	13,000	12,437
		119,626

Multi-Line Insurance–2.38%

AIG Global Funding, Sr. Sec. First Lien Notes, 2.70%, 12/15/2021(b)	42,000	42,333
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	20,000	20,032
9.88%, 06/15/2019	180,000	202,716

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Multi-Line Insurance–(continued)

American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	$45,000	$46,711
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	30,000	32,616
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	100,000	111,832
		456,240

Office REIT’s–0.40%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	40,000	41,036
Hudson Pacific Properties, LP., Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	35,000	34,916
		75,952

Office Services & Supplies–0.48%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.63%, 10/01/2021	55,000	54,167
4.70%, 04/01/2023	39,000	38,260
		92,427

Oil & Gas Drilling–0.05%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	2,000	1,675
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	2,000	1,790
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	2,000	1,845
6.50%, 12/15/2021	2,000	2,035
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	2,000	1,830
		9,175

Oil & Gas Equipment & Services–0.04%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	2,000	1,975
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	2,000	2,055
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	2,000	1,725
8.25%, 06/15/2023	2,000	2,070
		7,825

	Principal Amount	Value

Oil & Gas Exploration & Production–0.99%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	$2,000	$2,093
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	2,000	2,100
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	2,000	2,110
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	3,000	2,902
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	2,000	2,035
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 10/01/2025	2,000	1,985
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	4,000	4,050
Hess Corp., Sr. Unsec. Global Notes, 5.80%, 04/01/2047	17,000	17,502
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	3,000	3,225
Noble Energy, Inc., Sr. Unsec. Global Notes, 3.85%, 01/15/2028	48,000	48,167
4.95%, 08/15/2047	73,000	74,773
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	2,000	2,040
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	2,000	2,120
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	2,000	1,955
Sr. Unsec. Notes, 6.88%, 03/01/2021	2,000	2,110
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	2,000	1,980
Sr. Unsec. Gtd. Notes, 5.88%, 07/01/2022(b)	2,000	2,070
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	2,000	2,170
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	2,000	2,043
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	2,000	2,020
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	2,000	1,940
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	4,000	3,940

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	$3,000	$3,000
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	2,000	2,015
		190,345

Oil & Gas Storage & Transportation–4.99%

Andeavor Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	2,000	2,180
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	2,000	2,085
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	4,000	4,340
Energy Transfer, LP, Sr. Unsec. Global Notes, 4.65%, 06/01/2021	26,000	27,741
Sr. Unsec. Notes, 4.20%, 04/15/2027	22,000	22,278
4.75%, 01/15/2026	61,000	64,244
5.30%, 04/15/2047	47,000	47,108
Enterprise Products Operating LLC, Series D, Jr. Unsec. Sub. Gtd. Variable Rate Deb., 4.88% (3 mo. USD LIBOR + 2.99%), 08/16/2077 (c)	81,000	81,607
Series E, Jr. Unsec. Sub. Gtd. Variable Rate Deb., 5.25% (3 mo. USD LIBOR + 3.03%), 08/16/2077 (c)	77,000	78,042
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	65,000	66,131
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	2,000	2,108
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 5.40%, 09/01/2044	74,000	76,207
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	141,000	149,799
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	76,000	78,203
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	23,000	24,208
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	13,000	13,553
ONEOK, Inc., Sr. Unsec. Gtd. Global Notes, 4.00%, 07/13/2027	13,000	13,148
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 4.20%, 03/15/2028	86,000	86,752
5.00%, 03/15/2027	27,000	28,924
5.63%, 03/01/2025	9,000	9,956

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.40%, 10/01/2047	$31,000	$31,575
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	2,000	2,065
5.25%, 05/01/2023	2,000	2,058
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	4,000	4,144
Sr. Unsec. Notes, 7.88%, 09/01/2021	4,000	4,700
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	32,000	33,545
		956,701

Other Diversified Financial Services–0.80%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	100,000	108,230
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	2,000	2,075
Park Aerospace Holdings Ltd. (Ireland), Sr. Unsec. Gtd. Notes, 4.50%, 03/15/2023(b)	41,000	41,102
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	2,000	2,093
		153,500

Packaged Foods & Meats–0.14%

JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	2,000	1,987
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.38%, 06/01/2046	20,000	19,712
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	4,000	4,195
		25,894

Paper Packaging–0.01%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	2,000	2,133

Paper Products–0.08%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	14,000	14,000
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	2,000	2,092
		16,092

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Pharmaceuticals–0.05%

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	$9,000	$8,437
7.00%, 10/01/2020(b)	2,000	2,028
		10,465

Property & Casualty Insurance–0.77%

Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	20,000	21,424
Arch Capital Finance LLC, Sr. Unsec. Gtd. Notes, 5.03%, 12/15/2046	22,000	24,682
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	45,000	57,024
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	40,000	43,839
		146,969

Railroads–0.01%

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	2,000	2,043

Regional Banks–0.72%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	3,000	3,247
5.00%, 08/01/2023	2,000	2,162
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	55,000	58,370
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	35,000	40,923
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Variable Rate Notes, 5.13% (3 mo. USD LIBOR + 3.52%)(c)(d)	31,000	32,860
		137,562

Reinsurance–0.34%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	60,000	65,029

Residential REIT’s–0.62%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	115,000	118,918

Restaurants–1.03%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	58,000	59,305
5.00%, 10/15/2025(b)	39,000	39,878
6.00%, 04/01/2022(b)	42,000	43,522
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	47,000	48,292

	Principal Amount	Value

Restaurants–(continued)

Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	$2,000	$2,145
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Notes, 8.00%, 05/01/2022(b)	2,000	2,133
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	2,000	2,070
		197,345

Retail REIT’s–0.20%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	38,000	37,495

Semiconductors–0.46%

Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	30,000	30,464
4.50%, 12/05/2036	10,000	10,413
Micron Technology, Inc., Sr. Sec. First Lien Gtd. Global Bonds, 7.50%, 09/15/2023	40,000	44,500
Sr. Unsec. Global Notes, 5.50%, 02/01/2025	2,000	2,138
		87,515

Sovereign Debt–0.41%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes, 7.13%, 06/28/2117(b)	1,000	1,000
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 03/25/2024	28,000	32,073
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.00%, 10/02/2023	14,000	14,836
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	8,000	8,897
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Notes, 4.38%, 10/27/2027	20,000	21,592
		78,398

Specialized Consumer Services–0.03%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	2,000	2,057
Sr. Unsec. Notes, 7.45%, 08/15/2027	3,000	3,255
		5,312

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Specialized Finance–2.49%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Variable Rate Notes, 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(c)	$235,000	$257,913
Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	64,000	63,932
3.38%, 06/01/2021	60,000	61,805
3.88%, 04/01/2021	85,000	88,860
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	2,000	2,150
5.50%, 02/15/2022	2,000	2,190
		476,850

Specialized REIT’s–2.83%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	120,000	127,150
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	253,000	284,521
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,000	5,512
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	2,000	2,195
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 4.88%, 09/15/2027(b)	41,000	42,025
6.00%, 08/15/2023	2,000	2,127
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	2,000	2,105
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	4,000	4,350
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	2,000	1,938
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	2,000	2,068
Sr. Unsec. Notes, 4.00%, 10/01/2022(b)	67,000	67,335
		541,326

Specialty Chemicals–0.07%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	2,000	2,128
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	2,000	2,302
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	2,000	2,138
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	4,000	4,340

	Principal Amount	Value

Specialty Chemicals–(continued)

Venator Finance S.a.r.l./Venator Materials Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(b)	$2,000	$2,085
		12,993

Steel–0.31%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	2,000	2,405
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	15,000	15,488
Sr. Unsec. Gtd. Notes, 4.13%, 09/15/2025(b)	16,000	16,100
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	25,000	25,687
		59,680

Systems Software–0.37%

Microsoft Corp., Sr. Unsec. Global Notes, 4.25%, 02/06/2047	24,000	26,422
VMware, Inc., Sr. Unsec. Global Notes, 2.30%, 08/21/2020	45,000	45,156
		71,578

Technology Distributors–0.20%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	35,000	36,188
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	2,000	2,115
		38,303

Technology Hardware, Storage & Peripherals–0.89%

Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	20,000	21,512
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 6.02%, 06/15/2026(b)	92,000	102,048
8.35%, 07/15/2046(b)	24,000	30,867
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	6,000	6,645
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	4,000	4,330
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	4,000	4,720
		170,122

Thrifts & Mortgage Finance–0.08%

Radian Group Inc., Sr. Unsec. Notes, 4.50%, 10/01/2024	16,000	16,280

Tobacco–0.17%

BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.22%, 08/15/2024(b)	33,000	33,046

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Trading Companies & Distributors–1.10%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	$4,000	$4,185
Fly Leasing Ltd. (Ireland), Sr. Unsec. Notes, 5.25%, 10/15/2024	200,000	200,000
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(b)	2,000	2,120
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	2,000	2,180
United Rentals North America, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	2,000	2,140
		210,625

Trucking–0.18%

DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	12,000	12,255
4.50%, 08/01/2022(b)	17,000	17,489
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	2,000	2,070
Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/2019	2,000	2,002
		33,816

Wireless Telecommunication Services–0.11%

Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	8,000	8,770
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	7,000	7,770
7.88%, 09/15/2023	4,000	4,650
		21,190
Total Bonds & Notes (Cost $11,291,246)		11,794,793

U.S. Government Sponsored Agency Mortgage-Backed Securities–15.43%

Collateralized Mortgage Obligations–0.32%

Freddie Mac Whole Loan Securities Trust, 3.50%, 05/25/2047	37,828	38,589
Ginnie Mae REMICs, IO, 1. 59%, 09/20/2064(f)	279,577	23,752
		62,341

Federal Home Loan Mortgage Corp. (FHLMC)–3.40%

Pass Through Ctfs., 6.50%, 07/01/2031 to 08/01/2032	1,502	1,667
Pass Through Ctfs., TBA, 4.00%, 11/01/2047(g)	140,000	147,139
3.50%, 11/01/2047(g)	488,000	502,316
		651,122

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–8.68%

Pass Through Ctfs., 5.00%, 11/01/2018	$1,635	$1,674
7.50%, 04/01/2029	1,998	2,181
3.50%, 12/01/2030	59,283	62,119
6.50%, 09/01/2031	918	1,046
7.00%, 09/01/2032	5,397	5,758
Pass Through Ctfs., TBA, 2.50%, 11/01/2032(g)	291,000	292,586
3.00%, 11/01/2032 to 11/01/2047(g)	444,000	449,250
3.50%, 11/01/2047(g)	497,000	511,279
4.00%, 11/01/2047(g)	320,000	336,325
		1,662,218

Government National Mortgage Association (GNMA)–3.03%

Pass Through Ctfs., 7.50%, 06/15/2023	1,866	1,996
8.50%, 11/15/2024	1,011	1,015
7.00%, 07/15/2031 to 08/15/2031	1,095	1,244
6.50%, 11/15/2031 to 03/15/2032	2,522	2,785
6.00%, 11/15/2032	1,221	1,406
Pass Through Ctfs., TBA, 3.00%, 11/01/2047(g)	345,000	349,292
4.00%, 11/01/2047(g)	212,000	223,047
		580,785
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,971,488)		2,956,466

Asset-Backed Securities–11.82%

Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 3.50%, 02/25/2035(f)	22,711	22,899
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Variable Rate Pass Through Ctfs., 3.99%, 09/15/2048(f)	70,000	73,668
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 4.23% (1 mo. USD LIBOR + 3.00%), 05/15/2032(b)(c)	230,000	230,574
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, Floating Rate Pass Through Ctfs., 3.64%, (1 yr. USD LIBOR + 1.95%), 03/25/2035(c)	10,705	10,841
Series 2005-5, Class A1, Floating Rate Pass Through Ctfs., 3.28%, (1 yr. U.S. Treasury Yield Curve Rate + 2.05%), 08/25/2035(c)	16,561	16,863
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.26% (1 yr. U.S. Treasury Yield Curve Rate + 2.45%), 03/25/2035 (c)	82,636	83,638

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, Floating Rate Pass Through Ctfs., 2.02% (1 mo. USD LIBOR + 0.79%), 07/15/2028 (b)(c)	$100,000	$100,122
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 2.28% (1 mo. USD LIBOR + 1.05%), 07/15/2028 (b)(c)	100,000	100,121
Series 2017-BIOC, Class D, Floating Rate Pass Through Ctfs., 2.83% (1 mo. USD LIBOR + 1.60%), 07/15/2028 (b)(c)	100,000	100,129
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(f)	76,183	76,674
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(f)	83,115	83,419
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(b)(f)	150,000	151,810
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.70%, 08/10/2048(f)	72,000	75,714
Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	100,000	100,732
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 3.38%, 06/25/2034(f)	32,095	32,342
DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	67,275	68,929
Dominos Pizza Master Issuer LLC, Series 2017-1A, Class A2II, Pass Through Ctfs., 3.08%, 07/25/2047(b)	50,000	49,882
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Variable Rate Pass Through Ctfs., 3.85%, 04/19/2036(f)	91,603	87,366
HMH Trust, Series 2017-NSS, Class A, Pass Through Ctfs., 3.06%, 07/05/2031(b)	100,000	100,596
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, Variable Rate Pass Through Ctfs., 3.96%, 04/15/2046(f)	50,000	49,924
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.22%, 11/25/2035(f)	24,241	24,426

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(f)	$20,453	$20,493
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 3.20% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(c)	100,000	99,169
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 3.22%, 09/25/2034(f)	26,292	26,069
Structured Asset Securities Corp., Series 2003-34A, Class 5A5, Variable Rate Pass Through Ctfs., 3.38%, 11/25/2033(f)	104,741	105,631
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 3.06%, 04/25/2045(f)	87,002	87,415
Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.08%, 07/25/2045(f)	39,067	38,198
Towd Point Mortgage Trust, Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(f)	92,670	93,271
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(f)	28,553	28,874
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Variable Rate Pass Through Ctfs., 3.01%, 12/25/2034(f)	38,018	38,810
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	80,000	85,391
Total Asset-Backed Securities (Cost $2,249,392)		2,263,990

U.S. Treasury Securities–9.43%

U.S. Treasury Bills–1.71%

1.04%, 02/01/2018 (h)(i)	5000	4,982
1.09%, 02/01/2018 (h)(i)	3000	2,989
1.10%, 02/01/2018 (h)(i)	321000	319,847
		327,818

U.S. Treasury Notes–6.16%

1.38%, 09/15/2020	116,500	115,683
1.63%, 08/31/2022	442,700	436,526
1.88%, 08/31/2024	29,600	29,064
2.25%, 08/15/2027	603,800	599,496
		1,180,769

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

U.S. Treasury Bonds–1.56%

3.00%, 05/15/2047	$289,900	$298,144
Total U.S. Treasury Securities (Cost $1,820,889)		1,806,731

	Shares

Preferred Stocks–1.09%

Investment Banking & Brokerage–0.75%

Morgan Stanley, Series F, 6.88% Variable Rate Pfd. (3 mo. USD LIBOR + 3.94%)(c)	5,000	144,450

Regional Banks–0.04%

SunTrust Banks, Inc., Series G, 5.05% Variable Rate Pfd. (3 mo. USD LIBOR + 3.10%)(c)	7,000	7,175

Reinsurance–0.30%

Reinsurance Group of America, Inc., 6.20% Variable Rate Pfd. (3 mo. USD LIBOR + 4.37%)(c)	2,000	56,900
Total Preferred Stocks (Cost $182,000)		208,525

	Principal Amount

Municipal Obligations–0.33%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $50,000)	$50,000	63,171

Variable Rate Senior Loan Interests–0.31%(j)

Food & Drug Retailers–0.31%

Albertson’s LLC, Term Loan-B4, —%, 08/25/2021 (Cost $58,389) (k)	61,000	58,946

	Shares	Value

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (l)	87,412	$44

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (m)(n)	73,980	277
Total Common Stocks & Other Equity Interests (Cost $22,181)		321

Money Market Funds–16.59%

Government & Agency Portfolio – Institutional Class, 0.93% (o)	1,907,622	1,907,622
Treasury Portfolio – Institutional Class, 0.90% (o)	1,271,748	1,271,748
Total Money Market Funds (Cost $3,179,370)		3,179,370
TOTAL INVESTMENTS IN SECURITIES–116.55% (Cost $21,824,955)		22,332,313
OTHER ASSETS LESS LIABILITIES–(16.55)%		(3,170,804)
NET ASSETS–100.00%		$19,161,509

Investment Abbreviations:

Ctfs.	—Certificates

Deb.	—Debentures

Gtd.	—Guaranteed

ICE	—Intercontinental Exchange

IO	—Interest Only

Jr.	—Junior

LIBOR	—London Interbank Offered Rate

Pfd.	—Preferred

PIK	—Payment in Kind

RB	—Revenue Bonds

REIT	—Real Estate Investment Trust

REMICS	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

TBA	—To Be Announced

Unsec.	—Unsecured

USD	—United States Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $4,928,823, which represented 25.72% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2017.

(d)	Perpetual bond with no specified maturity date.

(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect September 30, 2017.

(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E.

(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	This variable rate interest will settle after September 30, 2017, at which time the interest rate will be determined.

(l)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(n)	Non-income producing security.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Open Forward Foreign Currency Contracts
						Unrealized Appreciation (Depreciation)
Settlement		Contract to
Date	Counterparty	Deliver		Receive
11/06/2017	Goldman Sachs International	USD	115,181	EUR	99,455	$ 2,610
11/06/2017	TD Bank, N.A.	EUR	99,455	USD	115,596	(2,194)
Total Forward Foreign Currency Contracts—Currency Risk						$ 416

Open Futures Contracts
					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Month	Value	Value	(Depreciation)
Long Futures Contracts
U.S. Treasury 2 Year Notes	3	December-2017	$647,109	$(1,600)	$ (1,600)
U.S. Treasury 5 Year Notes	24	December-2017	2,820,000	(23,447)	(23,447)
U.S. Treasury 10 Year Notes	3	December-2017	375,938	(6,617)	(6,617)
U.S. Treasury 10 Year Ultra Bonds	2	December-2017	268,656	(3,161)	(3,161)
U.S. Treasury Long Bonds	1	December-2017	152,813	(2,467)	(2,467)
Subtotal—Long Futures Contracts				(37,292)	(37,292)

Short Futures Contracts
U.S. Treasury Ultra Bonds	5	December-2017	(825,625)	20,613	20,613
Total Futures Contracts—Interest Rate Risk				$(16,679)	$ (16,679)

Abbreviations:

EUR—Euro

USD—U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. Core Plus Bond Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.

Invesco V.I. Core Plus Bond Fund

E.	Futures Contracts – (continued)

When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the

Invesco V.I. Core Plus Bond Fund

G.	Swap Agreements – (continued)

difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco V.I. Core Plus Bond Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$11,794,793	$—	$11,794,793
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,956,466	—	2,956,466
Asset-Backed Securities	—	2,263,990	—	2,263,990
U.S. Treasury Securities	—	1,806,731	—	1,806,731
Preferred Stocks	201,350	7,175	—	208,525
Municipal Obligations	—	63,171	—	63,171
Variable Rate Senior Loan Interests	—	58,946	—	58,946
Common Stocks & Other Equity Interests	—	44	277	321
Money Market Funds	3,179,370	—	—	3,179,370
	3,380,720	18,951,316	277	22,332,313
Forward Foreign Currency Contracts*	—	416	—	416
Futures Contracts*	(16,679)	—	—	(16,679)
Total Investments	$3,364,041	$18,951,732	$277	$22,316,050

 * Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco V.I. Core Plus Bond Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2017:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$20,613	$20,613
Unrealized appreciation on forward foreign currency contracts outstanding	2,610	—	2,610
Total Derivative Assets	2,610	20,613	23,223
Derivatives not subject to master netting agreements	—	(20,613)	(20,613)
Total Derivative Assets subject to master netting agreements	$2,610	$—	$2,610
	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$(37,292)	$(37,292)
Unrealized depreciation on forward foreign currency contracts outstanding	(2,194)	—	(2,194)
Total Derivative Liabilities	(2,194)	(37,292)	(39,486)
Derivatives not subject to master netting agreements	—	37,292	37,292
Total Derivative Liabilities subject to master netting agreements	$(2,194)	$—	$(2,194)
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

  Effect of Derivative Investments for the nine months ended September 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$ —	$ —	$—
Futures contracts	—	—	(35,579)	(35,579)
Swap Agreements	(3,107)	—	—	(3,107)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	416	—	416
Futures contracts	—	—	(25,831)	(25,831)
Swap Agreements	2,859	—	—	2,859
Total	$(248)	$ 416	$ (61,410)	$(61,242)

The table below summarizes the nine months average notional value of futures contracts, the three months average notional value of forward foreign currency contracts and the five months average notional value of swap agreements outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$3,991,141	$ 236,646	$250,000

Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIDDI-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.96%

Aerospace & Defense–1.82%

General Dynamics Corp.	37,497	$7,708,633
Raytheon Co.	23,957	4,469,897
		12,178,530

Air Freight & Logistics–1.27%

United Parcel Service, Inc. -Class B	70,830	8,505,975

Apparel Retail–0.69%

TJX Cos., Inc. (The)	62,986	4,643,958

Apparel, Accessories & Luxury Goods–0.98%

Coach, Inc.	78,855	3,176,279
Columbia Sportswear Co.	55,248	3,402,172
		6,578,451

Asset Management & Custody Banks–1.11%

Federated Investors, Inc. -Class B	147,243	4,373,117
Legg Mason, Inc.	78,062	3,068,617
		7,441,734

Brewers–1.58%

Heineken N.V. (Netherlands)	106,852	10,575,812

Consumer Finance–1.69%

American Express Co.	125,351	11,339,252

Data Processing & Outsourced Services–0.87%

Automatic Data Processing, Inc.	53,576	5,856,928

Drug Retail–0.99%

Walgreens Boots Alliance, Inc.	85,617	6,611,345

Electric Utilities–11.30%

American Electric Power Co., Inc.	135,316	9,504,596
Duke Energy Corp.	126,877	10,647,518
Entergy Corp.	156,513	11,951,333
Exelon Corp.	459,119	17,295,013
PPL Corp.	524,176	19,892,479
SSE PLC (United Kingdom)	345,684	6,471,618
		75,762,557

Electrical Components & Equipment–2.55%

ABB Ltd. (Switzerland)	318,121	7,865,954
Emerson Electric Co.	146,761	9,222,461
		17,088,415

Food Distributors–1.26%

Sysco Corp.	156,812	8,460,008

General Merchandise Stores–1.69%

Target Corp.	191,612	11,307,024

Health Care Equipment–0.72%

Stryker Corp.	33,843	4,806,383

	Shares	Value

Hotels, Resorts & Cruise Lines–0.57%

Accor S.A. (France)	77,276	$3,836,831

Household Products–3.34%

Kimberly-Clark Corp.	68,783	8,094,383
Procter & Gamble Co. (The)	157,023	14,285,953
		22,380,336

Housewares & Specialties–0.59%

Newell Brands, Inc.	92,069	3,928,584

Human Resource & Employment Services–0.53%

Robert Half International, Inc.	70,748	3,561,454

Industrial Machinery–2.07%

Flowserve Corp.	212,549	9,052,462
Pentair PLC (United Kingdom)	71,041	4,827,946
		13,880,408

Integrated Oil & Gas–5.05%

Royal Dutch Shell PLC -Class B (United Kingdom)	162,234	4,988,468
Suncor Energy, Inc. (Canada)	440,438	15,435,449
TOTAL S.A. (France)	249,136	13,399,373
		33,823,290

Integrated Telecommunication Services–5.68%

AT&T Inc.	515,845	20,205,649
BT Group PLC (United Kingdom)	2,338,310	8,896,203
Deutsche Telekom AG (Germany)	480,866	8,971,176
		38,073,028

Motorcycle Manufacturers–1.10%

Harley-Davidson, Inc.	153,510	7,400,717

Movies & Entertainment–0.92%

Time Warner Inc.	60,187	6,166,158

Multi-Line Insurance–2.87%

Hartford Financial Services Group, Inc. (The)	347,017	19,235,152

Multi-Utilities–4.69%

Consolidated Edison, Inc.	130,899	10,560,931
Dominion Energy, Inc.	167,392	12,877,467
Sempra Energy	70,342	8,028,132
		31,466,530

Oil & Gas Drilling–0.33%

Nabors Industries Ltd.	276,931	2,234,833

Oil & Gas Equipment & Services–0.01%

Baker Hughes, a GE Co.	1,828	66,941

Oil & Gas Exploration & Production–1.52%

ConocoPhillips	203,137	10,167,007

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Packaged Foods & Meats–7.33%

Campbell Soup Co.	179,262	$8,393,047
Danone S.A. (France)	55,581	4,359,924
General Mills, Inc.	369,514	19,126,045
Kraft Heinz Co. (The)	123,024	9,540,511
Mondelez International, Inc. -Class A	190,332	7,738,899
		49,158,426

Paper Packaging–2.36%

Avery Dennison Corp.	35,277	3,469,140
International Paper Co.	149,430	8,490,613
Sonoco Products Co.	75,988	3,833,595
		15,793,348

Personal Products–0.66%

L’Oreal S.A. (France)	20,774	4,417,047

Pharmaceuticals–5.27%

Bayer AG (Germany)	48,340	6,587,440
Bristol-Myers Squibb Co.	199,441	12,712,369
Eli Lilly and Co.	120,924	10,343,839
Johnson & Johnson	43,676	5,678,317
		35,321,965

Property & Casualty Insurance–0.91%

Travelers Cos., Inc. (The)	49,516	6,066,700

Regional Banks–7.41%

Cullen/Frost Bankers, Inc.	48,059	4,561,760
Fifth Third Bancorp	277,858	7,774,467
KeyCorp	362,026	6,813,329
M&T Bank Corp.	68,419	11,018,196
PNC Financial Services Group, Inc. (The)	65,582	8,838,486
Zions Bancorp.	226,049	10,664,992
		49,671,230

Restaurants–0.69%

Darden Restaurants, Inc.	58,543	4,612,018

	Shares	Value

Soft Drinks–2.69%

Coca-Cola Co. (The)	399,825	$17,996,123

Specialized REIT’s–1.57%

Weyerhaeuser Co.	309,281	10,524,833

Tobacco–2.28%

Altria Group, Inc.	88,235	5,595,864
Philip Morris International Inc.	87,433	9,705,937
		15,301,801
Total Common Stocks & Other Equity Interests (Cost $455,447,826)		596,241,132

Money Market Funds–10.97%

Government & Agency Portfolio – Institutional Class, 0.93% (b)	44,111,950	44,111,950
Treasury Portfolio – Institutional Class, 0.90% (b)	29,407,967	29,407,967
Total Money Market Funds (Cost $73,519,917)		73,519,917
TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $528,967,743)		669,761,049
OTHER ASSETS LESS LIABILITIES–0.07%		454,547
NET ASSETS–100.00%		$670,215,596

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
11/17/2017	Citigroup Global Markets Inc.	CAD	3,079,361	USD	2,510,812	$ 42,290
11/17/2017	Citigroup Global Markets Inc.	EUR	5,317,811	USD	6,390,095	88,140
11/17/2017	Goldman Sachs International	CAD	3,079,361	USD	2,510,217	41,694
11/17/2017	Goldman Sachs International	EUR	5,317,811	USD	6,392,195	90,241
11/17/2017	Merrill Lynch International	CAD	3,079,361	USD	2,509,360	40,837
11/17/2017	Merrill Lynch International	EUR	5,317,811	USD	6,392,169	90,214
11/17/2017	State Street Bank and Trust Co.	EUR	5,686,424	USD	6,833,693	94,909
11/17/2017	State Street Bank and Trust Co.	USD	77,015	EUR	65,272	336
Subtotal						488,661
11/17/2017	Goldman Sachs International	USD	32,251	CAD	39,764	(375)
11/17/2017	Merrill Lynch International	EUR	335,008	USD	395,930	(1,075)
Subtotal						(1,450)
Total Forward Foreign Currency Contracts—Currency Risk						$ 487,211

Abbreviations:

CAD	—	Canadian Dollar	USD	—	U.S. Dollar
EUR	—	Euro

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $3,836,831 and from Level 2 to Level 1 of $30,721,801, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$ 568,429,116	$ 27,812,016	$ —	$ 596,241,132
Money Market Funds	73,519,917	—	—	73,519,917
	641,949,033	27,812,016	—	669,761,049
Forward Foreign Currency Contracts*	—	487,211	—	487,211
Total Investments	$ 641,949,033	$ 28,299,227	$ —	$ 670,248,260

*	Unrealized appreciation.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	MS-VIEWSP-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.09%

Advertising–0.39%

Interpublic Group of Cos., Inc. (The)	20,598	$428,233
Omnicom Group Inc.	5,763	426,865
		855,098

Aerospace & Defense–2.20%

Arconic Inc.	17,190	427,687
Boeing Co. (The)	1,757	446,647
General Dynamics Corp.	2,122	436,241
L3 Technologies, Inc.	2,303	433,954
Lockheed Martin Corp.	1,384	429,441
Northrop Grumman Corp.	1,568	451,145
Raytheon Co.	2,309	430,813
Rockwell Collins, Inc.	3,204	418,795
Textron Inc.	8,524	459,273
TransDigm Group, Inc.	1,651	422,078
United Technologies Corp.	3,844	446,212
		4,802,286

Agricultural & Farm Machinery–0.21%

Deere & Co.	3,596	451,622

Agricultural Products–0.19%

Archer-Daniels-Midland Co.	9,907	421,147

Air Freight & Logistics–0.81%

C.H. Robinson Worldwide, Inc.	5,692	433,161
Expeditors International of Washington, Inc.	7,368	441,048
FedEx Corp.	1,993	449,581
United Parcel Service, Inc. -Class B	3,665	440,130
		1,763,920

Airlines–1.01%

Alaska Air Group, Inc.	5,649	430,849
American Airlines Group Inc.	9,627	457,187
Delta Air Lines, Inc.	8,846	426,554
Southwest Airlines Co.	7,939	444,425
United Continental Holdings Inc. (b)	7,190	437,727
		2,196,742

Alternative Carriers–0.19%

Level 3 Communications, Inc. (b)	7,948	423,549

Apparel Retail–1.04%

Foot Locker, Inc.	11,748	413,765
Gap, Inc. (The)	16,334	482,343
L Brands, Inc.	11,314	470,775
Ross Stores, Inc.	7,172	463,096
TJX Cos., Inc. (The)	5,798	427,487
		2,257,466

	Shares	Value

Apparel, Accessories & Luxury Goods–1.35%

Coach, Inc.	10,382	$418,187
Hanesbrands, Inc.	16,704	411,587
Michael Kors Holdings Ltd. (b)	9,959	476,538
PVH Corp.	3,284	413,981
Ralph Lauren Corp.	4,623	408,165
Under Armour, Inc. -Class A (b)	12,526	206,428
Under Armour, Inc. -Class C (b)	12,504	187,810
VF Corp.	6,718	427,063
		2,949,759

Application Software–1.53%

Adobe Systems Inc. (b)	2,701	402,935
ANSYS, Inc. (b)	3,267	400,959
Autodesk, Inc. (b)	3,684	413,566
Cadence Design Systems, Inc. (b)	10,977	433,262
Citrix Systems, Inc. (b)	5,586	429,117
Intuit Inc.	2,964	421,303
salesforce.com, inc. (b)	4,353	406,657
Synopsys, Inc. (b)	5,277	424,957
		3,332,756

Asset Management & Custody Banks–1.87%

Affiliated Managers Group, Inc.	2,421	459,578
Ameriprise Financial, Inc.	3,161	469,440
Bank of New York Mellon Corp. (The)	8,323	441,285
BlackRock, Inc.	1,008	450,667
Franklin Resources, Inc.	10,228	455,248
Invesco Ltd. (c)	13,246	464,140
Northern Trust Corp.	4,744	436,116
State Street Corp.	4,537	433,465
T. Rowe Price Group Inc.	5,110	463,222
		4,073,161

Auto Parts & Equipment–0.41%

BorgWarner, Inc.	9,085	465,425
Delphi Automotive PLC	4,343	427,351
		892,776

Automobile Manufacturers–0.41%

Ford Motor Co.	36,954	442,339
General Motors Co.	11,345	458,111
		900,450

Automotive Retail–0.84%

Advance Auto Parts, Inc.	4,463	442,730
AutoZone, Inc. (b)	778	462,995
CarMax, Inc. (b)	6,130	464,715
O’Reilly Automotive, Inc. (b)	2,110	454,431
		1,824,871

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.70%

AbbVie Inc.	4,918	$437,014
Alexion Pharmaceuticals, Inc. (b)	2,972	416,942
Amgen Inc.	2,323	433,123
Biogen Inc. (b)	1,285	402,359
Celgene Corp. (b)	2,987	435,564
Gilead Sciences, Inc.	4,932	399,591
Incyte Corp. (b)	3,241	378,354
Regeneron Pharmaceuticals, Inc. (b)	889	397,490
Vertex Pharmaceuticals Inc. (b)	2,642	401,690
		3,702,127

Brewers–0.18%

Molson Coors Brewing Co. -Class B	4,756	388,280

Broadcasting–0.58%

CBS Corp. -Class B	7,064	409,712
Discovery Communications, Inc. -Class A (b)	8,609	183,286
Discovery Communications, Inc. -Class C (b)	11,805	239,169
Scripps Networks Interactive Inc. -Class A	4,910	421,720
		1,253,887

Building Products–1.01%

A.O. Smith Corp.	7,426	441,327
Allegion PLC	5,194	449,125
Fortune Brands Home & Security, Inc.	6,514	437,936
Johnson Controls International PLC	10,719	431,869
Masco Corp.	11,173	435,859
		2,196,116

Cable & Satellite–0.56%

Charter Communications, Inc. -Class A (b)	1,067	387,769
Comcast Corp. -Class A	10,986	422,741
DISH Network Corp. -Class A(b)	7,687	416,866
		1,227,376

Casinos & Gaming–0.39%

MGM Resorts International	12,625	411,449
Wynn Resorts Ltd.	2,905	432,612
		844,061

Commodity Chemicals–0.21%

LyondellBasell Industries N.V. -Class A	4,582	453,847

Communications Equipment–1.01%

Cisco Systems, Inc.	13,335	448,456
F5 Networks, Inc. (b)	3,649	439,924
Harris Corp.	3,425	451,004
Juniper Networks, Inc.	15,769	438,851
Motorola Solutions, Inc.	4,931	418,494
		2,196,729

Computer & Electronics Retail–0.20%

Best Buy Co., Inc.	7,563	430,788

	Shares	Value

Construction & Engineering–0.61%

Fluor Corp.	10,736	$451,986
Jacobs Engineering Group, Inc.	7,683	447,688
Quanta Services, Inc. (b)	11,618	434,165
		1,333,839

Construction Machinery & Heavy Trucks–0.61%

Caterpillar Inc.	3,562	444,217
Cummins Inc.	2,577	433,013
PACCAR Inc.	6,209	449,159
		1,326,389

Construction Materials–0.38%

Martin Marietta Materials, Inc.	1,984	409,160
Vulcan Materials Co.	3,453	412,979
		822,139

Consumer Electronics–0.20%

Garmin Ltd.	8,032	433,487

Consumer Finance–1.05%

American Express Co.	4,982	450,672
Capital One Financial Corp.	5,366	454,286
Discover Financial Services	7,279	469,350
Navient Corp.	31,073	466,716
Synchrony Financial	14,703	456,528
		2,297,552

Copper–0.19%

Freeport-McMoRan Inc. (b)	29,480	413,899

Data Processing & Outsourced Services–2.16%

Alliance Data Systems Corp.	1,963	434,903
Automatic Data Processing, Inc.	3,883	424,490
Fidelity National Information Services, Inc.	4,547	424,644
Fiserv, Inc. (b)	3,438	443,364
Global Payments Inc.	4,414	419,462
Mastercard Inc. -Class A	3,058	431,790
Paychex, Inc.	7,377	442,325
PayPal Holdings, Inc. (b)	6,866	439,630
Total System Services, Inc.	6,041	395,686
Visa Inc. -Class A	4,027	423,801
Western Union Co. (The)	22,461	431,251
		4,711,346

Department Stores–0.60%

Kohl’s Corp.	9,994	456,226
Macy’s, Inc.	19,690	429,636
Nordstrom, Inc.	9,105	429,301
		1,315,163

Distillers & Vintners–0.38%

Brown-Forman Corp. -Class B	7,726	419,522
Constellation Brands, Inc. -Class A	2,076	414,058
		833,580

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Distributors–0.41%

Genuine Parts Co.	4,917	$470,311
LKQ Corp. (b)	12,059	434,003
		904,314

Diversified Banks–1.05%

Bank of America Corp.	18,339	464,710
Citigroup Inc.	6,343	461,390
JPMorgan Chase & Co.	4,747	453,386
U.S. Bancorp	8,398	450,049
Wells Fargo & Co.	8,466	466,900
		2,296,435

Diversified Chemicals–0.41%

DowDuPont Inc.	6,472	448,057
Eastman Chemical Co.	4,947	447,654
		895,711

Diversified Support Services–0.21%

Cintas Corp.	3,138	452,751

Drug Retail–0.38%

CVS Health Corp.	5,265	428,150
Walgreens Boots Alliance, Inc.	5,164	398,764
		826,914

Electric Utilities–2.59%

Alliant Energy Corp.	9,719	404,019
American Electric Power Co., Inc.	5,657	397,348
Duke Energy Corp.	4,781	401,221
Edison International	5,198	401,130
Entergy Corp.	5,259	401,577
Eversource Energy	6,611	399,569
Exelon Corp.	10,997	414,257
FirstEnergy Corp.	13,032	401,777
NextEra Energy, Inc.	2,830	414,736
PG&E Corp.	5,942	404,591
Pinnacle West Capital Corp.	4,663	394,303
PPL Corp.	10,613	402,763
Southern Co. (The)	8,361	410,860
Xcel Energy, Inc.	8,356	395,406
		5,643,557

Electrical Components & Equipment–1.00%

Acuity Brands, Inc.	2,334	399,768
AMETEK, Inc.	6,553	432,760
Eaton Corp. PLC	5,818	446,764
Emerson Electric Co.	6,949	436,675
Rockwell Automation, Inc.	2,558	455,861
		2,171,828

Electronic Components–0.40%

Amphenol Corp. -Class A	5,212	441,144
Corning Inc.	14,708	440,063
		881,207

Electronic Equipment & Instruments–0.20%

FLIR Systems, Inc.	11,029	429,138

	Shares	Value

Electronic Manufacturing Services–0.20%

TE Connectivity Ltd.	5,317	$441,630

Environmental & Facilities Services–0.59%

Republic Services, Inc.	6,412	423,577
Stericycle, Inc. (b)	5,974	427,858
Waste Management, Inc.	5,442	425,945
		1,277,380

Fertilizers & Agricultural Chemicals–0.82%

CF Industries Holdings, Inc.	13,101	460,631
FMC Corp.	4,816	430,117
Monsanto Co.	3,589	430,034
Mosaic Co. (The)	21,650	467,424
		1,788,206

Financial Exchanges & Data–1.20%

CBOE Holdings Inc.	4,016	432,242
CME Group Inc. -Class A	3,277	444,623
Intercontinental Exchange, Inc.	6,424	441,329
Moody’s Corp.	3,100	431,551
Nasdaq, Inc.	5,645	437,883
S&P Global Inc.	2,762	431,728
		2,619,356

Food Distributors–0.20%

Sysco Corp.	7,932	427,931

Food Retail–0.18%

Kroger Co. (The)	19,933	399,856

Footwear–0.19%

NIKE, Inc. -Class B	8,041	416,926

General Merchandise Stores–0.61%

Dollar General Corp.	5,555	450,233
Dollar Tree, Inc. (b)	5,067	439,917
Target Corp.	7,329	432,484
		1,322,634

Gold–0.18%

Newmont Mining Corp.	10,678	400,532

Health Care Distributors–0.94%

AmerisourceBergen Corp.	5,087	420,949
Cardinal Health, Inc.	6,140	410,889
Henry Schein, Inc. (b)	4,787	392,486
McKesson Corp.	2,674	410,753
Patterson Cos. Inc.	10,662	412,087
		2,047,164

Health Care Equipment–2.84%

Abbott Laboratories	8,069	430,562
Baxter International Inc.	6,633	416,221
Becton, Dickinson and Co.	2,063	404,245
Boston Scientific Corp. (b)	14,581	425,328
C.R. Bard, Inc.	1,295	415,047
Danaher Corp.	4,837	414,918
Edwards Lifesciences Corp. (b)	3,707	405,212
Hologic, Inc. (b)	10,819	396,949

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

IDEXX Laboratories, Inc. (b)	2,664	$414,225
Intuitive Surgical, Inc. (b)	401	419,398
Medtronic PLC	5,116	397,871
ResMed Inc.	5,257	404,579
Stryker Corp.	2,945	418,249
Varian Medical Systems, Inc. (b)	3,954	395,637
Zimmer Biomet Holdings, Inc.	3,645	426,793
		6,185,234

Health Care Facilities–0.39%

HCA Healthcare, Inc. (b)	5,447	433,527
Universal Health Services, Inc. -Class B	3,815	423,236
		856,763

Health Care REIT’s–0.54%

HCP, Inc.	13,895	386,698
Ventas, Inc.	6,042	393,515
Welltower Inc.	5,621	395,044
		1,175,257

Health Care Services–0.92%

DaVita Inc. (b)	7,198	427,489
Envision Healthcare Corp. (b)	8,523	383,109
Express Scripts Holding Co. (b)	6,673	422,535
Laboratory Corp. of America Holdings (b)	2,663	402,033
Quest Diagnostics Inc.	3,902	365,383
		2,000,549

Health Care Supplies–0.58%

Align Technology, Inc. (b)	2,312	430,656
Cooper Cos., Inc. (The)	1,668	395,500
DENTSPLY SIRONA Inc.	7,182	429,555
		1,255,711

Health Care Technology–0.20%

Cerner Corp. (b)	6,052	431,629

Home Entertainment Software–0.38%

Activision Blizzard, Inc.	6,464	416,993
Electronic Arts Inc. (b)	3,567	421,120
		838,113

Home Furnishings–0.39%

Leggett & Platt, Inc.	9,266	442,266
Mohawk Industries, Inc. (b)	1,626	402,451
		844,717

Home Improvement Retail–0.39%

Home Depot, Inc. (The)	2,628	429,836
Lowe’s Cos., Inc.	5,342	427,039
		856,875

Homebuilding–0.62%

D.R. Horton, Inc.	11,580	462,389
Lennar Corp. -Class A	8,305	438,504

	Shares	Value

Homebuilding–(continued)

PulteGroup Inc.	16,296	$445,370
		1,346,263

Hotel and Resort REIT’s–0.20%

Host Hotels & Resorts Inc.	23,129	427,655

Hotels, Resorts & Cruise Lines–1.00%

Carnival Corp.	6,401	413,313
Hilton Worldwide Holdings Inc.	6,443	447,466
Marriott International Inc. -Class A	4,065	448,207
Royal Caribbean Cruises Ltd.	3,592	425,796
Wyndham Worldwide Corp.	4,262	449,257
		2,184,039

Household Appliances–0.21%

Whirlpool Corp.	2,435	449,111

Household Products–0.96%

Church & Dwight Co., Inc.	8,545	414,005
Clorox Co. (The)	3,131	413,010
Colgate-Palmolive Co.	5,844	425,735
Kimberly-Clark Corp.	3,572	420,353
Procter & Gamble Co. (The)	4,520	411,230
		2,084,333

Housewares & Specialties–0.19%

Newell Brands, Inc.	9,531	406,688

Human Resource & Employment Services–0.21%

Robert Half International, Inc.	9,227	464,487

Hypermarkets & Super Centers–0.39%

Costco Wholesale Corp.	2,667	438,161
Wal-Mart Stores, Inc.	5,321	415,783
		853,944

Independent Power Producers & Energy Traders–0.40%

AES Corp. (The)	37,449	412,688
NRG Energy, Inc.	17,549	449,079
		861,767

Industrial Conglomerates–0.79%

3M Co.	2,040	428,196
General Electric Co.	17,623	426,124
Honeywell International Inc.	3,050	432,307
Roper Technologies, Inc.	1,790	435,686
		1,722,313

Industrial Gases–0.40%

Air Products and Chemicals, Inc.	2,894	437,631
Praxair, Inc.	3,168	442,696
		880,327

Industrial Machinery–2.02%

Dover Corp.	4,807	439,312
Flowserve Corp.	10,632	452,817
Fortive Corp.	6,313	446,897
Illinois Tool Works Inc.	2,996	443,288
Ingersoll-Rand PLC	4,799	427,927

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Parker-Hannifin Corp.	2,601	$455,227
Pentair PLC (United Kingdom)	6,768	459,953
Snap-on Inc.	2,854	425,275
Stanley Black & Decker Inc.	2,853	430,717
Xylem, Inc.	6,686	418,744
		4,400,157

Industrial REIT’s–0.38%

Duke Realty Corp.	14,312	412,472
Prologis, Inc.	6,561	416,361
		828,833

Insurance Brokers–0.79%

Aon PLC	2,942	429,826
Arthur J. Gallagher & Co.	7,032	432,820
Marsh & McLennan Cos., Inc.	5,121	429,191
Willis Towers Watson PLC	2,763	426,137
		1,717,974

Integrated Oil & Gas–0.61%

Chevron Corp.	3,802	446,735
Exxon Mobil Corp.	5,325	436,544
Occidental Petroleum Corp.	6,968	447,415
		1,330,694

Integrated Telecommunication Services–0.62%

AT&T Inc.	11,794	461,971
CenturyLink Inc.	22,642	427,934
Verizon Communications Inc.	9,103	450,507
		1,340,412

Internet & Direct Marketing Retail–0.95%

Amazon.com, Inc. (b)(d)	433	416,265
Expedia, Inc.	2,967	427,070
Netflix Inc. (b)	2,378	431,250
Priceline Group Inc. (The) (b)	228	417,427
TripAdvisor Inc. (b)	9,315	377,537
		2,069,549

Internet Software & Services–0.99%

Akamai Technologies, Inc. (b)	9,125	444,570
Alphabet Inc. -Class A (b)	224	218,113
Alphabet Inc. -Class C (b)	224	214,841
eBay Inc. (b)	11,108	427,214
Facebook, Inc. -Class A (b)	2,454	419,315
VeriSign, Inc. (b)	4,070	433,007
		2,157,060

Investment Banking & Brokerage–1.07%

Charles Schwab Corp. (The)	10,852	474,667
E*TRADE Financial Corp. (b)	10,584	461,568
Goldman Sachs Group, Inc. (The)	1,938	459,674
Morgan Stanley	9,538	459,445
Raymond James Financial, Inc.	5,572	469,887
		2,325,241

	Shares	Value

IT Consulting & Other Services–1.17%

Accenture PLC -Class A	3,138	$423,850
Cognizant Technology Solutions Corp. -Class A	5,903	428,203
CSRA Inc.	13,040	420,801
DXC Technology Co.	4,986	428,198
Gartner, Inc. (b)	3,374	419,759
International Business Machines Corp.	2,946	427,406
		2,548,217

Leisure Products–0.40%

Hasbro, Inc.	4,460	435,608
Mattel, Inc.	27,474	425,298
		860,906

Life & Health Insurance–1.66%

Aflac, Inc.	5,170	420,786
Brighthouse Financial, Inc. (b)	7,696	467,917
Lincoln National Corp.	6,379	468,729
MetLife, Inc.	8,904	462,563
Principal Financial Group, Inc.	6,918	445,104
Prudential Financial, Inc.	4,246	451,435
Torchmark Corp.	5,517	441,857
Unum Group	8,910	455,568
		3,613,959

Life Sciences Tools & Services–1.33%

Agilent Technologies, Inc.	6,455	414,411
Illumina, Inc. (b)	2,006	399,595
Mettler-Toledo International Inc. (b)	684	428,293
PerkinElmer, Inc.	6,204	427,890
Quintiles IMS Holdings, Inc. (b)	4,328	411,463
Thermo Fisher Scientific, Inc.	2,190	414,348
Waters Corp. (b)	2,249	403,741
		2,899,741

Managed Health Care–1.15%

Aetna Inc.	2,577	409,769
Anthem, Inc.	2,165	411,090
Centene Corp. (b)	4,687	453,561
Cigna Corp.	2,273	424,915
Humana Inc.	1,635	398,335
UnitedHealth Group Inc.	2,124	415,985
		2,513,655

Metal & Glass Containers–0.20%

Ball Corp.	10,421	430,387

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	8,859	427,092

Movies & Entertainment–0.79%

Time Warner Inc.	4,193	429,573
Twenty-First Century Fox, Inc. -Class A	11,182	294,981
Twenty-First Century Fox, Inc. -Class B	5,175	133,463
Viacom Inc. -Class B	15,393	428,541
Walt Disney Co. (The)	4,325	426,316
		1,712,874

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Line Insurance–0.80%

American International Group, Inc.	7,021	$431,019
Assurant, Inc.	4,624	441,685
Hartford Financial Services Group, Inc. (The)	7,894	437,564
Loews Corp.	9,131	437,010
		1,747,278

Multi-Sector Holdings–0.42%

Berkshire Hathaway Inc. -Class B (b)	2,391	438,318
Leucadia National Corp.	18,774	474,044
		912,362

Multi-Utilities–2.01%

Ameren Corp.	6,985	404,012
CenterPoint Energy, Inc.	13,988	408,590
CMS Energy Corp.	8,626	399,556
Consolidated Edison, Inc.	4,907	395,897
Dominion Energy, Inc.	5,297	407,498
DTE Energy Co.	3,734	400,882
NiSource Inc.	15,484	396,236
Public Service Enterprise Group Inc.	9,037	417,961
SCANA Corp.	7,086	343,600
Sempra Energy	3,522	401,966
WEC Energy Group, Inc.	6,298	395,389
		4,371,587

Office REIT’s–0.79%

Alexandria Real Estate Equities, Inc.	3,516	418,299
Boston Properties, Inc.	3,492	429,097
SL Green Realty Corp.	4,398	445,605
Vornado Realty Trust	5,679	436,601
		1,729,602

Oil & Gas Drilling–0.22%

Helmerich & Payne, Inc.	9,229	480,923

Oil & Gas Equipment & Services–1.06%

Baker Hughes, a GE Co.	12,195	446,581
Halliburton Co.	10,418	479,541
National Oilwell Varco Inc.	13,221	472,386
Schlumberger Ltd.	6,471	451,417
TechnipFMC PLC (United Kingdom)(b)	16,462	459,619
		2,309,544

Oil & Gas Exploration & Production–3.55%

Anadarko Petroleum Corp.	10,258	501,103
Apache Corp.	10,681	489,190
Cabot Oil & Gas Corp.	16,164	432,387
Chesapeake Energy Corp. (b)	115,333	495,932
Cimarex Energy Co.	4,219	479,574
Concho Resources Inc. (b)	3,759	495,135
ConocoPhillips	9,439	472,422
Devon Energy Corp.	13,339	489,675
EOG Resources, Inc.	4,836	467,835
EQT Corp.	6,918	451,330
Hess Corp.	10,424	488,781
Marathon Oil Corp.	37,118	503,320
Newfield Exploration Co. (b)	16,927	502,224

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Noble Energy, Inc.	17,050	$483,538
Pioneer Natural Resources Co.	3,266	481,866
Range Resources Corp.	25,319	495,493
		7,729,805

Oil & Gas Refining & Marketing–0.82%

Andeavor	4,138	426,835
Marathon Petroleum Corp.	7,857	440,621
Phillips 66	4,955	453,927
Valero Energy Corp.	6,036	464,349
		1,785,732

Oil & Gas Storage & Transportation–0.58%

Kinder Morgan, Inc.	21,933	420,675
ONEOK, Inc.	7,466	413,691
Williams Cos., Inc. (The)	14,139	424,311
		1,258,677

Packaged Foods & Meats–2.10%

Campbell Soup Co.	8,759	410,096
Conagra Brands, Inc.	12,167	410,515
General Mills, Inc.	7,583	392,496
Hershey Co. (The)	3,892	424,890
Hormel Foods Corp.	13,284	426,948
JM Smucker Co. (The)	3,928	412,165
Kellogg Co.	6,132	382,453
Kraft Heinz Co. (The)	5,136	398,297
McCormick & Co., Inc.	4,302	441,557
Mondelez International, Inc. -Class A	10,331	420,058
Tyson Foods, Inc. -Class A	6,419	452,218
		4,571,693

Paper Packaging–0.98%

Avery Dennison Corp.	4,503	442,825
International Paper Co.	7,662	435,355
Packaging Corp. of America	3,704	424,775
Sealed Air Corp.	9,757	416,819
WestRock Co.	7,433	421,674
		2,141,448

Personal Products–0.38%

Coty, Inc. -Class A	25,488	421,317
Estee Lauder Cos. Inc. (The) -Class A	3,869	417,233
		838,550

Pharmaceuticals–1.72%

Allergan PLC	1,796	368,090
Bristol-Myers Squibb Co.	6,703	427,249
Eli Lilly and Co.	5,061	432,918
Johnson & Johnson	3,217	418,242
Merck & Co., Inc.	6,531	418,180
Mylan N.V. (b)	13,077	410,226
Perrigo Co. PLC	5,069	429,091
Pfizer Inc.	12,310	439,467
Zoetis Inc.	6,487	413,611
		3,757,074

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Property & Casualty Insurance–1.19%

Allstate Corp. (The) (d)	4,683	$430,415
Chubb Ltd.	2,979	424,656
Cincinnati Financial Corp.	5,539	424,121
Progressive Corp. (The)	9,244	447,595
Travelers Cos., Inc. (The)	3,504	429,310
XL Group Ltd. (Bermuda)	10,872	428,900
		2,584,997

Publishing–0.19%

News Corp. -Class A	24,210	321,025
News Corp. -Class B	7,587	103,562
		424,587

Railroads–0.82%

CSX Corp.	8,208	445,366
Kansas City Southern	4,027	437,654
Norfolk Southern Corp.	3,386	447,765
Union Pacific Corp.	3,925	455,182
		1,785,967

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	11,583	438,764

Regional Banks–2.61%

BB&T Corp.	9,546	448,089
Citizens Financial Group, Inc.	12,794	484,509
Comerica Inc.	6,485	494,546
Fifth Third Bancorp	16,724	467,937
Huntington Bancshares Inc.	34,075	475,687
KeyCorp	25,258	475,356
M&T Bank Corp.	2,912	468,948
People’s United Financial, Inc.	25,834	468,629
PNC Financial Services Group, Inc. (The)	3,454	465,496
Regions Financial Corp.	31,659	482,167
SunTrust Banks, Inc.	8,015	479,056
Zions Bancorp.	10,081	475,622
		5,686,042

Reinsurance–0.20%

Everest Re Group, Ltd.	1,893	432,342

Research & Consulting Services–0.75%

Equifax Inc.	3,428	363,334
IHS Markit Ltd. (b)	8,831	389,270
Nielsen Holdings PLC	10,909	452,178
Verisk Analytics, Inc. -Class A (b)	5,088	423,271
		1,628,053

Residential REIT’s–1.11%

Apartment Investment & Management Co. -Class A	9,037	396,363
AvalonBay Communities, Inc.	2,246	400,731
Equity Residential	6,164	406,393
Essex Property Trust, Inc.	1,573	399,589
Mid-America Apartment Communities, Inc.	3,899	416,725
UDR, Inc.	10,613	403,612
		2,423,413

	Shares	Value

Restaurants–0.96%

Chipotle Mexican Grill, Inc. (b)	1,398	$430,346
Darden Restaurants, Inc.	5,343	420,922
McDonald’s Corp.	2,627	411,598
Starbucks Corp.	7,847	421,462
Yum! Brands, Inc.	5,488	403,972
		2,088,300

Retail REIT’s–1.32%

Federal Realty Investment Trust	3,243	402,813
GGP Inc.	19,727	409,730
Kimco Realty Corp.	20,813	406,894
Macerich Co. (The)	7,740	425,468
Realty Income Corp.	7,074	404,562
Regency Centers Corp.	6,540	405,742
Simon Property Group, Inc.	2,630	423,456
		2,878,665

Semiconductor Equipment–0.66%

Applied Materials, Inc.	9,465	493,032
KLA-Tencor Corp.	4,448	471,488
Lam Research Corp.	2,531	468,336
		1,432,856

Semiconductors–2.46%

Advanced Micro Devices, Inc. (b)	34,269	436,930
Analog Devices, Inc.	5,218	449,635
Broadcom Ltd.	1,718	416,684
Intel Corp.	11,929	454,256
Microchip Technology Inc.	4,848	435,253
Micron Technology, Inc. (b)	12,936	508,773
NVIDIA Corp.	2,563	458,188
Qorvo, Inc. (b)	5,861	414,255
QUALCOMM Inc.	8,456	438,359
Skyworks Solutions, Inc.	4,019	409,536
Texas Instruments Inc.	5,157	462,274
Xilinx, Inc.	6,592	466,911
		5,351,054

Soft Drinks–0.75%

Coca-Cola Co. (The)	9,066	408,061
Dr Pepper Snapple Group, Inc.	4,590	406,077
Monster Beverage Corp. (b)	7,453	411,778
PepsiCo, Inc.	3,665	408,391
		1,634,307

Specialized Consumer Services–0.20%

H&R Block, Inc.	16,096	426,222

Specialized REIT’s–1.68%

American Tower Corp. -Class A	2,894	395,552
Crown Castle International Corp.	3,951	395,021
Digital Realty Trust, Inc.	3,479	411,670
Equinix, Inc.	907	404,794
Extra Space Storage Inc.	5,103	407,832
Iron Mountain Inc.	10,483	407,789
Public Storage	1,928	412,573
SBA Communications Corp. -Class A (b)	2,808	404,492

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialized REIT’s–(continued)

Weyerhaeuser Co.	12,501	$425,409
		3,665,132

Specialty Chemicals–1.01%

Albemarle Corp.	3,553	484,309
Ecolab Inc.	3,200	411,552
International Flavors & Fragrances Inc.	2,959	422,871
PPG Industries, Inc.	4,059	441,051
Sherwin-Williams Co. (The)	1,217	435,735
		2,195,518

Specialty Stores–0.78%

Signet Jewelers Ltd.	6,409	426,519
Tiffany & Co.	4,505	413,469
Tractor Supply Co.	6,960	440,498
Ulta Beauty, Inc. (b)	1,857	419,794
		1,700,280

Steel–0.20%

Nucor Corp.	7,695	431,228

Systems Software–0.97%

CA, Inc.	12,659	422,557
Microsoft Corp.	5,673	422,582
Oracle Corp.	8,138	393,472
Red Hat, Inc. (b)	3,929	435,569
Symantec Corp.	13,271	435,422
		2,109,602

Technology Hardware, Storage & Peripherals–1.42%

Apple Inc.	2,645	407,647
Hewlett Packard Enterprise Co.	31,997	470,676
HP Inc.	21,956	438,242
NetApp, Inc.	10,866	475,496
Seagate Technology PLC	13,122	435,257
Western Digital Corp.	4,824	416,794
Xerox Corp.	13,301	442,790
		3,086,902

Tires & Rubber–0.21%

Goodyear Tire & Rubber Co. (The)	13,849	460,479

Tobacco–0.38%

Altria Group, Inc.	6,745	427,768
Philip Morris International Inc.	3,585	397,971
		825,739

Trading Companies & Distributors–0.63%

Fastenal Co.	9,833	448,188
United Rentals, Inc. (b)	3,312	459,507
W.W. Grainger, Inc.	2,543	457,104
		1,364,799

Trucking–0.21%

J.B. Hunt Transport Services, Inc.	4,127	458,427

	Shares	Value

Water Utilities–0.19%

American Water Works Co., Inc.	5,121	$414,340
Total Common Stocks & Other Equity Interests (Cost $155,053,507)		215,834,494

Money Market Funds–0.79%

Government & Agency Portfolio – Institutional Class, 0.93% (e)	1,030,660	1,030,660
Treasury Portfolio – Institutional Class, 0.90% (e)	687,106	687,106
Total Money Market Funds (Cost $1,717,766)		1,717,766
TOTAL INVESTMENTS IN SECURITIES–99.88% (Cost $156,771,273)		217,552,260
OTHER ASSETS LESS LIABILITIES–0.12%		261,094
NET ASSETS–100.00%		$217,813,354

Investment Abbreviations:

REIT         —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of September 30, 2017 represented less than 1% of the Fund’s Net Assets. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Open Futures Contracts—Equity Risk
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
E-Mini S&P 500 Index	15	December-2017	$1,887,075	$8,170	$8,170

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Equally-Weighted S&P 500 Fund

E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$215,831,494	$—	$—	$215,831,494
Money Market Funds	1,717,766	—	—	1,717,766
	217,552,260	—	—	217,552,260
Futures Contracts*	8,170	—	—	8,170
Total Investments	$217,560,430	$—	$—	$217,560,430

* Unrealized appreciation.

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 09/30/17	Dividend Income
Invesco Ltd.	$304,523	$122,976	$(18,745)	$54,664	$722	$464,140	$9,620

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VK-VIEQI-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.77%

Aerospace & Defense–1.06%

General Dynamics Corp.	79,345	$16,311,745

Apparel, Accessories & Luxury Goods–0.68%

Michael Kors Holdings Ltd. (b)	217,797	10,421,587

Asset Management & Custody Banks–1.88%

Northern Trust Corp.	121,155	11,137,779
State Street Corp.	186,926	17,858,910
		28,996,689

Automobile Manufacturers–1.11%

General Motors Co.	423,919	17,117,849

Biotechnology–0.50%
Amgen Inc.	41,348	7,709,335

Broadcasting–0.18%

CBS Corp. -Class B	48,580	2,817,640

Building Products–1.02%

Johnson Controls International PLC	389,821	15,705,888

Cable & Satellite–1.54%

Charter Communications, Inc. -Class A (b)	27,679	10,059,102
Comcast Corp. -Class A	353,779	13,613,416
		23,672,518

Communications Equipment–1.94%

Cisco Systems, Inc.	499,766	16,807,131
Juniper Networks, Inc.	472,104	13,138,654
		29,945,785

Data Processing & Outsourced Services–0.46%

PayPal Holdings, Inc. (b)	111,497	7,139,153

Diversified Banks–9.26%

Bank of America Corp.	1,734,315	43,947,542
Citigroup Inc.	809,122	58,855,534
JPMorgan Chase & Co.	416,951	39,822,990
		142,626,066

Diversified Metals & Mining–0.49%

BHP Billiton Ltd. (Australia)	372,801	7,537,758

Drug Retail–2.03%

CVS Health Corp.	156,380	12,716,822
Walgreens Boots Alliance, Inc.	239,818	18,518,746
		31,235,568

	Shares	Value

Electric Utilities–0.82%

FirstEnergy Corp.	138,698	$4,276,060
PG&E Corp.	123,080	8,380,517
		12,656,577

Fertilizers & Agricultural Chemicals–0.93%

Agrium Inc. (Canada)	69,572	7,458,814
Mosaic Co. (The)	317,703	6,859,208
		14,318,022

Health Care Distributors–1.09%

Cardinal Health, Inc.	148,422	9,932,400
McKesson Corp.	44,313	6,806,920
		16,739,320

Health Care Equipment–1.39%

Baxter International Inc.	157,598	9,889,274
Medtronic PLC	148,936	11,582,753
		21,472,027

Home Improvement Retail–0.64%

Kingfisher PLC (United Kingdom)	2,444,888	9,780,037

Hotels, Resorts & Cruise Lines–1.29%

Carnival Corp.	307,062	19,826,993

Industrial Conglomerates–0.35%

General Electric Co.	220,363	5,328,377

Industrial Machinery–0.84%

Ingersoll-Rand PLC	145,677	12,990,018

Insurance Brokers–2.11%

Aon PLC	101,794	14,872,103
Marsh & McLennan Cos., Inc.	94,429	7,914,095
Willis Towers Watson PLC	63,241	9,753,659
		32,539,857

Integrated Oil & Gas–3.33%

Occidental Petroleum Corp.	288,820	18,545,132
Royal Dutch Shell PLC -Class A (United Kingdom)	715,421	21,557,172
TOTAL S.A. (France)	208,899	11,235,291
		51,337,595

Integrated Telecommunication Services–0.62%

Orange S.A. (France)	144,161	2,361,521
Verizon Communications Inc.	145,460	7,198,815
		9,560,336

Internet Software & Services–0.97%

eBay Inc. (b)	387,933	14,919,903

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage–3.69%

Charles Schwab Corp. (The)	277,591	$12,141,830
Goldman Sachs Group, Inc. (The)	54,467	12,919,028
Morgan Stanley	661,058	31,843,164
		56,904,022

IT Consulting & Other Services–0.90%

Cognizant Technology Solutions Corp. -Class A	190,149	13,793,409

Managed Health Care–0.59%

Anthem, Inc.	48,167	9,145,950

Multi-Line Insurance–0.73%

American International Group, Inc.	182,870	11,226,389

Oil & Gas Equipment & Services–1.66%

Baker Hughes, a GE Co.	248,817	9,111,679
TechnipFMC PLC (United Kingdom)(b)	590,572	16,488,770
		25,600,449

Oil & Gas Exploration & Production–4.25%

Anadarko Petroleum Corp.	214,510	10,478,813
Apache Corp.	466,166	21,350,403
Canadian Natural Resources Ltd. (Canada)	485,841	16,271,274
Devon Energy Corp.	472,630	17,350,247
		65,450,737

Other Diversified Financial Services–0.47%

Voya Financial, Inc.	180,385	7,195,558

Packaged Foods & Meats–0.78%

Mondelez International, Inc. -Class A	293,876	11,948,998

Pharmaceuticals–4.19%

Bristol-Myers Squibb Co.	138,477	8,826,524
Merck & Co., Inc.	235,345	15,069,140
Novartis AG (Switzerland)	139,776	11,996,222
Pfizer Inc.	495,011	17,671,893
Sanofi (France)	111,263	11,060,000
		64,623,779

Railroads–0.80%

CSX Corp.	227,126	12,323,857

Regional Banks–5.91%

BB&T Corp.	95,934	4,503,142
Citizens Financial Group, Inc.	657,650	24,905,206
Comerica Inc.	154,857	11,809,395
Fifth Third Bancorp	630,906	17,652,750
First Horizon National Corp.	444,123	8,504,955
KeyCorp	211,594	3,982,199
PNC Financial Services Group, Inc. (The)	145,696	19,635,450
		90,993,097

	Shares	Value

Semiconductors–1.47%

Intel Corp.	287,600	$10,951,808
QUALCOMM Inc.	226,212	11,726,830
		22,678,638

Systems Software–1.48%

Oracle Corp.	472,315	22,836,430

Tobacco–0.86%

Philip Morris International Inc.	119,687	13,286,454

Wireless Telecommunication Services–0.46%

Vodafone Group PLC -ADR (United Kingdom)	251,456	7,156,438
Total Common Stocks & Other Equity Interests (Cost $706,529,763)		997,870,848

	Principal Amount

Bonds & Notes–17.39%

Advertising–0.02%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/2017	$370,000	370,264

Aerospace & Defense–0.23%

BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	288,000	291,356
Northrop Grumman Corp., Sr. Unsec. Global Notes, 1.75%, 06/01/2018	1,830,000	1,832,822
Precision Castparts Corp., Sr. Unsec. Global Notes, 1.25%, 01/15/2018	590,000	589,796
2.50%, 01/15/2023	365,000	365,724
United Technologies Corp., Sr. Unsec. Global Notes, 4.05%, 05/04/2047	438,000	442,968
		3,522,666

Agricultural & Farm Machinery–0.08%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	1,275,000	1,289,631

Agricultural Products–0.02%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	255,000	321,677

Air Freight & Logistics–0.24%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	440,000	495,241
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	910,000	1,024,795

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Air Freight & Logistics–(continued)

United Parcel Service, Inc., Sr. Unsec. Global Notes, 1.13%, 10/01/2017	$1,925,000	$1,924,978
Sr. Unsec. Notes, 3.40%, 11/15/2046	258,000	246,297
		3,691,311

Airlines–0.13%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	386,023	394,386
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	192,384	203,218
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	409,594	432,366
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 01/02/2020	97,991	100,848
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	482,487	500,566
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(c)	348,610	365,169
		1,996,553

Application Software–0.54%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	2,171,000	2,523,788
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	2,703,000	2,544,199
RealPage, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2022(c)	690,000	805,575
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(c)	2,389,000	2,381,534
		8,255,096

Asset Management & Custody Banks–0.11%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	425,000	435,488
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	460,000	474,997
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(c)	395,000	408,652
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	315,000	340,959
		1,660,096

	Principal Amount	Value

Automobile Manufacturers–0.29%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/2018(c)	$555,000	$555,328
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.72%, 12/06/2017	1,445,000	1,445,181
3.10%, 05/04/2023	267,000	264,758
3.81%, 01/09/2024	445,000	453,286
4.13%, 08/04/2025	687,000	704,337
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	397,000	472,394
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	503,000	546,820
		4,442,104

Automotive Retail–0.07%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	660,000	689,588
5.75%, 05/01/2020	399,000	430,187
		1,119,775

Biotechnology–0.54%

AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	720,000	775,192
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	2,388,000	2,870,078
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	485,000	519,547
4.63%, 05/15/2044	1,390,000	1,499,423
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	492,000	531,963
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024(c)	1,853,000	2,113,578
		8,309,781

Brewers–0.35%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	625,000	635,593
3.30%, 02/01/2023	593,000	615,332
4.70%, 02/01/2036	1,005,000	1,110,338
4.90%, 02/01/2046	1,122,000	1,282,985
Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	1,000,000	1,015,715
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	341,000	337,540
4.20%, 07/15/2046	395,000	394,702
		5,392,205

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Broadcasting–0.63%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(d)	$1,538,000	$1,641,815
Sr. Unsec. Conv. Notes, 1.00%, 01/30/2023(c)	570,000	680,438
1.38%, 10/15/2023	6,063,000	7,365,332
		9,687,585

Cable & Satellite–0.43%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	1,065,000	1,124,024
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	445,000	456,216
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	305,000	408,111
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	3,749,000	4,212,939
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	175,000	189,111
5.95%, 04/01/2041	215,000	279,483
		6,669,884

Commodity Chemicals–0.06%

Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	745,000	984,791

Communications Equipment–0.57%

Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	1,610,000	2,145,325
Finisar Corp., Sr. Unsec. Conv. Notes, 0.50%, 12/15/2021(c)(d)	1,114,000	1,047,160
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	3,377,000	3,545,850
Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024(c)	1,986,000	1,998,412
		8,736,747

Construction & Engineering–0.10%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/2044	250,000	248,743
5.25%, 10/01/2054	1,321,000	1,298,924
		1,547,667

Consumer Finance–0.02%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	336,000	346,796

	Principal Amount	Value

Data Processing & Outsourced Services–0.29%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 01/15/2022	$3,275,000	$3,668,000
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	670,000	736,377
		4,404,377

Diversified Banks–1.27%

ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.88%, 01/25/2022(c)	350,000	353,618
Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.30%, 06/01/2021	713,000	710,646
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/2017	975,000	981,529
Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	615,000	625,989
5.65%, 05/01/2018	350,000	358,007
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	565,000	553,554
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	700,000	736,317
Citigroup Inc., Sr. Unsec. Variable Rate Global Notes, 3.67% (3 mo. USD LIBOR + 1.39%), 07/24/2028 (e)	545,000	549,430
Unsec. Sub. Global Notes, 5.30%, 05/06/2044	250,000	294,793
6.68%, 09/13/2043	815,000	1,100,519
Unsec. Sub. Notes, 4.75%, 05/18/2046	375,000	411,306
Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	1,085,000	1,089,617
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(c)	325,000	334,356
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	415,000	411,915
4.50%, 01/24/2022	80,000	86,541
Sr. Unsec. Variable Rate Global Notes, 4.26% (3 mo. USD LIBOR + 1.58%), 02/22/2048 (e)	525,000	553,371
Unsec. Sub. Global Notes, 4.25%, 10/01/2027	345,000	365,213
Series V, Jr. Unsec. Sub. Variable Rate Global Notes, 5.00% (3 mo. USD LIBOR + 3.32%) (e)(f)	640,000	653,600
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	200,000	211,607

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	$930,000	$932,138
Sr. Unsec. Notes, 1.88%, 07/12/2021	945,000	925,363
3.50%, 01/10/2027(c)	1,055,000	1,076,471
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	315,000	311,640
Société Générale S.A. (France), Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	890,000	899,612
Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	735,000	786,917
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	680,000	688,926
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	715,000	724,384
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	295,000	293,708
Wells Fargo & Co., Sr. Unsec. Medium-Term Global Notes, 1.50%, 01/16/2018	180,000	180,009
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	655,000	672,976
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	450,000	465,975
4.65%, 11/04/2044	1,200,000	1,284,261
		19,624,308

Diversified Capital Markets–0.55%

Credit Suisse AG (Switzerland), Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(c)	7,880,000	7,686,940
Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	686,000	778,435
		8,465,375

Diversified Chemicals–0.05%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	795,000	804,594

Diversified Metals & Mining–0.02%

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	200,000	265,521

Diversified Support Services–0.04%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2017	560,000	564,020

Drug Retail–0.16%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	375,000	381,350

	Principal Amount	Value

Drug Retail–(continued)

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	$817,405	$923,145
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	602,000	622,444
4.50%, 11/18/2034	444,000	462,659
		2,389,598

Electric Utilities–0.26%

Duke Energy Corp., Sr. Unsec. Global Notes, 2.10%, 06/15/2018	1,250,000	1,255,072
Electricite de France S.A. (France), Jr. Unsec. Sub. Variable Rate Notes, 5.63% (10 yr. U.S. Swap Rate + 3.04%) (c)(e)(f)	745,000	780,388
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	150,000	158,311
4.88%, 01/22/2044(c)	930,000	998,714
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	569,000	584,900
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	200,000	222,282
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	50,000	66,852
		4,066,519

Electrical Components & Equipment–0.16%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 11/02/2017	2,490,000	2,489,731

Environmental & Facilities Services–0.03%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	469,000	488,046

Fertilizers & Agricultural Chemicals–0.02%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	305,000	305,332

Financial Exchanges & Data–0.07%

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	935,000	1,011,486

Food Retail–0.01%

Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(c)	120,000	124,710

Gas Utilities–0.04%

NiSource Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.38%, 05/15/2047	616,000	648,946

General Merchandise Stores–0.02%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	365,000	372,435

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Health Care Distributors–0.07%

McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	$1,095,000	$1,099,078

Health Care Equipment–0.79%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	750,000	796,454
Sr. Unsec. Notes, 2.68%, 12/15/2019	274,000	277,473
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(c)	2,591,000	2,323,803
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	731,000	737,194
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	1,076,000	1,114,038
4.38%, 03/15/2035	358,000	393,994
4.63%, 03/15/2044	525,000	592,671
NuVasive, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 03/15/2021	1,880,000	2,146,725
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	986,000	1,328,019
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	2,203,000	2,391,632
		12,102,003

Health Care REIT’s–0.08%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	505,000	520,546
4.20%, 03/01/2024	480,000	502,545
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	215,000	254,882
		1,277,973

Health Care Services–0.10%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	575,000	576,409
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	602,000	614,961
4.70%, 02/01/2045	264,000	275,035
		1,466,405

Home Improvement Retail–0.04%

Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	631,000	628,898

Homebuilding–0.07%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,050,000	1,015,875

Hotel and Resort REIT’s–0.03%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	270,000	286,420
5.00%, 08/15/2022	200,000	214,518
		500,938

	Principal Amount	Value

Housewares & Specialties–0.03%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	$475,000	$502,564

Insurance Brokers–0.02%

Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	250,000	256,086

Integrated Oil & Gas–0.34%

Cenovus Energy Inc. (Canada), Sr. Unsec. Notes, 5.25%, 06/15/2037(c)	707,000	703,465
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	1,428,000	1,427,911
1.72%, 06/24/2018	520,000	520,890
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	300,000	310,678
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	365,000	374,848
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	570,000	597,782
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	897,000	910,662
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	334,000	344,564
		5,190,800

Integrated Telecommunication Services–0.57%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	520,000	525,514
3.40%, 05/15/2025	289,000	285,578
3.80%, 03/15/2022	330,000	344,144
4.50%, 05/15/2035	463,000	457,747
4.80%, 06/15/2044	935,000	912,353
4.90%, 08/14/2037	1,987,000	2,016,133
5.15%, 03/15/2042	90,000	92,350
5.35%, 09/01/2040	101,000	106,008
6.15%, 09/15/2034	140,000	160,966
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.21%, 03/08/2047	700,000	757,402
7.05%, 06/20/2036	360,000	480,075
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	83,000	75,691
4.40%, 11/01/2034	325,000	327,550
4.52%, 09/15/2048	1,073,000	1,042,972
4.81%, 03/15/2039	503,000	522,018
5.01%, 08/21/2054	694,000	697,201
		8,803,702

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Internet & Direct Marketing Retail–0.56%

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(d)	$2,992,000	$3,229,490
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(c)(d)	1,574,000	1,681,229
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	2,357,000	2,804,830
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	880,000	868,080
		8,583,629

Internet Software & Services–0.19%

eBay Inc., Sr. Unsec. Global Notes, 2.50%, 03/09/2018	1,865,000	1,873,224
WebMD Health Corp., Unsec. Conv. Bonds, 2.63%, 06/15/2023	1,027,000	1,029,824
		2,903,048

Investment Banking & Brokerage–1.29%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/2021	400,000	440,155
Unsec. Sub. Notes, 4.25%, 10/21/2025	552,000	575,360
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 09/28/2020(c)(g)	6,230,000	8,910,769
GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	5,920,000	5,964,933
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	3,286,000	3,302,430
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	680,000	717,837
		19,911,484

IT Consulting & Other Services–0.03%

DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	490,000	517,654

Life & Health Insurance–0.46%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	624,000	628,942
4.00%, 01/25/2022(c)	1,220,000	1,268,483
Jackson National Life Global Funding, Sr. Sec. Notes, 2.10%, 10/25/2021(c)	525,000	516,748
3.25%, 01/30/2024(c)	480,000	485,650

	Principal Amount	Value

Life & Health Insurance–(continued)

Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	$910,000	$1,050,951
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/2043	410,000	480,126
Series D, Sr. Unsec. Medium-Term Notes, 6.00%, 12/01/2017	1,565,000	1,576,216
6.63%, 12/01/2037	110,000	147,039
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	465,000	469,880
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(c)	498,000	517,721
		7,141,756

Movies & Entertainment–0.10%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	1,203,000	1,593,223

Multi-Line Insurance–0.14%

American Financial Group, Inc., Sr. Unsec. Notes, 4.50%, 06/15/2047	520,000	541,400
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	385,000	386,463
4.38%, 01/15/2055	720,000	706,523
Metropolitan Life Global Funding I, Sec. Notes, 2.05%, 06/12/2020(c)	590,000	589,382
		2,223,768

Multi-Utilities–0.00%

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/2019	15,000	15,764

Office REIT’s–0.05%

Government Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	730,000	736,960

Office Services & Supplies–0.03%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	500,000	483,908

Oil & Gas Drilling–0.18%

Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 01/31/2024(c)	2,100,000	1,789,036
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(c)	1,150,000	937,969
		2,727,005

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–0.28%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	$1,105,000	$1,093,950
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	2,952,000	3,230,595
		4,324,545

Oil & Gas Exploration & Production–0.34%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	443,000	545,723
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(c)	1,042,000	961,245
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.75%, 10/01/2027	488,000	492,270
4.88%, 10/01/2047	539,000	564,603
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	859,000	877,686
4.15%, 11/15/2034	921,000	949,568
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	830,000	876,321
		5,267,416

Oil & Gas Storage & Transportation–0.53%

Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	440,000	438,322
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 5.50%, 12/01/2046	424,000	491,250
Energy Transfer, LP, Sr. Unsec. Notes, 4.90%, 03/15/2035	357,000	350,618
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	25,000	31,717
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/2020	155,000	166,273
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	370,000	375,170
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	245,000	259,183
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	422,000	441,776
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	1,820,000	1,933,577
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	745,000	766,593
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	355,000	358,294
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	536,000	536,604

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/2044	$645,000	$641,044
5.50%, 02/15/2020	535,000	573,049
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	185,000	237,714
Western Gas Partners, LP, Sr. Unsec. Notes, 5.45%, 04/01/2044	600,000	637,043
		8,238,227

Other Diversified Financial Services–0.19%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	935,000	936,258
MassMutual Global Funding II, Sr. Sec. Notes, 2.10%, 08/02/2018(c)	975,000	977,899
Sec. Notes, 2.00%, 04/15/2021(c)	945,000	935,291
		2,849,448

Packaged Foods & Meats–0.06%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	850,000	857,466
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	64,000	68,823
		926,289

Paper Packaging–0.10%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	245,000	298,555
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	1,139,000	1,227,391
		1,525,946

Pharmaceuticals–0.45%

Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	950,000	1,048,856
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	590,000	600,865
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/2018	75,000	76,938
6.38%, 05/15/2038	70,000	97,125
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	1,455,000	1,537,753
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	938,000	990,763
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/2019	280,000	295,354

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	$431,000	$438,852
5.25%, 06/15/2046	590,000	643,179
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022(c)	792,000	777,150
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	365,000	405,168
		6,912,003

Property & Casualty Insurance–0.30%

Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	320,000	324,094
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	325,000	354,870
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	975,000	1,069,865
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	385,000	419,003
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	970,000	1,245,238
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	665,000	756,883
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	420,000	454,336
		4,624,289

Railroads–0.19%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	991,000	1,189,244
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	380,000	451,213
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/2024	101,000	106,379
Sr. Unsec. Notes, 4.15%, 01/15/2045	440,000	464,896
4.85%, 06/15/2044	570,000	659,909
		2,871,641

Regional Banks–0.05%

Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	455,000	450,944
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	385,000	380,475
		831,419

Reinsurance–0.06%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	780,000	845,371

	Principal Amount	Value

Renewable Electricity–0.04%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	$581,000	$594,323

Semiconductors–0.74%

Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 01/15/2024(c)	1,435,000	1,475,302
Intel Corp., Sr. Unsec. Global Notes, 1.35%, 12/15/2017	740,000	740,061
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027(c)	2,700,000	3,292,313
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	1,878,000	2,604,551
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	2,010,000	2,408,231
Silicon Laboratories Inc., Sr. Unsec. Conv. Notes, 1.38%, 03/01/2022(c)	619,000	689,024
Texas Instruments Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	230,000	229,530
		11,439,012

Specialized Finance–0.36%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	385,000	400,881
Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	1,150,000	1,159,321
3.00%, 09/15/2023	649,000	648,315
4.25%, 09/15/2024	430,000	454,124
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	745,000	750,065
2.88%, 01/20/2022(c)	1,364,000	1,365,373
4.88%, 10/01/2025(c)	735,000	801,275
		5,579,354

Specialized REIT’s–0.27%

Crown Castle International Corp., Sr. Unsec. Global Notes, 4.75%, 05/15/2047	50,000	51,251
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	538,000	570,055
6.11%, 01/15/2020(c)	770,000	823,079
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	2,145,000	2,224,420
Life Storage, Inc., Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	444,000	423,041
		4,091,846

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Specialty Chemicals–0.01%

Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	$170,000	$179,062

Systems Software–0.29%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	1,163,000	1,104,123
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	1,163,000	1,084,498
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	403,000	410,667
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	1,285,000	1,275,093
4.30%, 07/08/2034	600,000	659,711
		4,534,092

Technology Distributors–0.05%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	705,000	728,921

Technology Hardware, Storage & Peripherals–0.29%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	716,000	714,829
3.35%, 02/09/2027	335,000	344,942
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	645,000	705,301
8.35%, 07/15/2046(c)	14,000	18,006
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	2,520,000	2,423,870
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 5.75%, 12/01/2034	299,000	278,817
		4,485,765

Tobacco–0.12%

Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/2023	405,000	426,601
4.88%, 11/15/2043	1,210,000	1,356,451
		1,783,052

Wireless Telecommunication Services–0.08%

América Móvil, S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	600,000	614,663
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	585,000	618,326
		1,232,989
Total Bonds & Notes (Cost $252,298,103)		267,917,158

	Principal Amount	Value

U.S. Treasury Securities–10.92%

U.S. Treasury Bills–0.00%

1.11%, 02/01/2018(h)(i)	$45,000	$ 44,838

U.S. Treasury Notes–9.92%

1.25%, 01/31/2019	19,275,000	19,233,965
3.63%, 08/15/2019	1,525,000	1,585,762
1.25%, 08/31/2019	62,710,000	62,441,771
3.38%, 11/15/2019	300,000	311,754
3.63%, 02/15/2020	46,000	48,233
1.38%, 09/15/2020	24,675,000	24,501,986
2.63%, 11/15/2020	600,000	617,531
1.63%, 08/31/2022	17,409,200	17,166,424
1.88%, 08/31/2024	11,000,400	10,801,232
2.25%, 08/15/2027	16,222,400	16,106,752
		152,815,410

U.S. Treasury Bonds–1.00%

4.50%, 02/15/2036	4,000,000	5,143,516
4.50%, 08/15/2039	40,000	51,709
4.38%, 05/15/2040	80,000	101,942
3.00%, 05/15/2047	9,781,200	10,059,353
		15,356,520
Total U.S. Treasury Securities (Cost $168,896,183)		168,216,768

	Shares

Preferred Stocks–0.51%

Asset Management & Custody Banks–0.19%

AMG Capital Trust II, $2.58 Conv. Pfd.	47,000	2,893,438

Diversified Banks–0.02%

Wells Fargo & Co., Series Q, Variable Rate, 5.85% Pfd. (3 mo. USD LIBOR + 3.09%)(e)	12,000	327,360

Oil & Gas Storage & Transportation–0.30%

El Paso Energy Capital Trust I, $2.38 Conv. Pfd.	95,499	4,679,451
Total Preferred Stocks (Cost $6,118,550)		7,900,249

	Principal Amount

U.S. Government Sponsored Agency Securities–0.13%

Federal Home Loan Mortgage Corp. (FHLMC)–0.13%

Unsec. Global Notes, 4.88%, 06/13/2018	$1,000,000	1,024,652
6.75%, 03/15/2031	750,000	1,082,121
Total U.S. Government Sponsored Agency Securities (Cost $1,979,348)		2,106,773

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 5.50%, 02/01/2037	$26	$30

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 5.50%, 03/01/2021	69	72
8.00%, 08/01/2021	219	220
9.50%, 04/01/2030	2,339	2,720
		3,012
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,910)		3,042

	Shares	Value

Money Market Funds–5.69%

Government & Agency Portfolio – Institutional Class, 0.93% (j)	52,576,667	$52,576,667
Treasury Portfolio – Institutional Class, 0.90% (j)	35,051,111	35,051,111
Total Money Market Funds (Cost $87,627,778)		87,627,778
TOTAL INVESTMENTS IN SECURITIES–99.41% (Cost $1,223,452,635)		1,531,642,616
OTHER ASSETS LESS LIABILITIES–0.59%		9,040,381
NET ASSETS–100.00%		$1,540,682,997

Investment Abbreviations:

ADR	—	American Depositary Receipt
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
Gtd.	—	Guaranteed
Jr.	—	Junior
LIBOR	—	London Interbank Offered Rate

Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
USD	—	United States Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $71,867,958, which represented 4.66% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2017.

(f)	Perpetual bond with no specified maturity date.

(g)	Exchangeable for a basket of five common stocks.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/06/2017	Bank of New York Mellon (The)	AUD	4,056,501	USD	3,233,599	$ 52,364
10/06/2017	Bank of New York Mellon (The)	CAD	7,090,044	USD	5,684,086	1,826
10/06/2017	Bank of New York Mellon (The)	CHF	4,295,672	USD	4,558,710	119,804
10/06/2017	Bank of New York Mellon (The)	EUR	7,683,517	USD	9,271,816	187,176
10/06/2017	State Street Bank and Trust Co.	AUD	4,056,501	USD	3,233,709	52,473
10/06/2017	State Street Bank and Trust Co.	CAD	7,090,044	USD	5,685,521	3,261
10/06/2017	State Street Bank and Trust Co.	CHF	4,295,672	USD	4,558,163	119,257
10/06/2017	State Street Bank and Trust Co.	EUR	7,683,518	USD	9,276,080	191,440
10/06/2017	State Street Bank and Trust Co.	USD	195,434	CHF	189,196	71
10/06/2017	State Street Bank and Trust Co.	USD	121,960	GBP	91,674	921
Subtotal						728,593
10/06/2017	Bank of New York Mellon (The)	GBP	10,479,254	USD	13,575,612	(470,813)
10/06/2017	State Street Bank and Trust Co.	GBP	10,786,143	USD	13,986,335	(471,444)
10/06/2017	State Street Bank and Trust Co.	USD	472,390	AUD	588,904	(10,553)
10/06/2017	State Street Bank and Trust Co.	USD	86,856	CAD	107,586	(633)
10/06/2017	State Street Bank and Trust Co.	USD	241,899	EUR	203,196	(1,649)
Subtotal						(955,092)
Total Forward Foreign Currency Contracts—Currency Risk						$ (226,499)

Open Futures Contracts
	Number of	Expiration	Notional		Unrealized
Short Futures Contracts	Contracts	Month	Value	Value	Appreciation
U.S. Treasury 5 Year Notes	24	December-2017	$(2,820,000)	$21,321	$21,321
U.S. Treasury 10 Year Notes	18	December-2017	(2,255,625)	25,836	25,836
Total Futures Contracts—Interest Rate Risk				$47,157	$47,157

Abbreviations:
AUD	—	Australian Dollar	EUR	—	Euro
CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	United States Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $23,056,222 and from Level 2 to Level 1 of $41,236,488, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$963,579,335	$34,291,513	$—	$997,870,848
Bonds & Notes	—	267,917,158	—	267,917,158
U.S. Treasury Securities	—	168,216,768	—	168,216,768
Preferred Stocks	5,006,811	2,893,438	—	7,900,249
U.S. Government Sponsored Agency Securities	—	2,106,773	—	2,106,773
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,042	—	3,042
Money Market Funds	87,627,778	—	—	87,627,778
	1,056,213,924	475,428,692	—	1,531,642,616
Forward Foreign Currency Contracts*	—	(226,499)	—	(226,499)
Futures Contracts*	47,157	—	—	47,157
Total Investments	$1,056,261,081	$475,202,193	$—	$1,531,463,274

* Unrealized appreciation (depreciation).

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIGCE-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.63%

Australia–1.62%

Qantas Airways Ltd.	292,721	$ 1,342,828

Brazil–1.77%

Banco do Brasil S.A.	53,400	588,481
Petróleo Brasileiro S.A. -ADR(a)	88,048	884,002
		1,472,483

China–1.80%

Baidu, Inc. -ADR(a)	4,355	1,078,689
Nexteer Automotive Group Ltd.	241,000	414,686
		1,493,375

France–2.07%

LVMH Moet Hennessy Louis Vuitton S.E.	3,132	863,480
Publicis Groupe S.A.	12,288	858,175
		1,721,655

Germany–2.48%

Siemens AG	14,654	2,064,492

Hong Kong–2.39%

AIA Group Ltd.	267,400	1,983,144

Italy–4.07%

Banca Mediolanum S.p.A.	94,853	830,444
Enel S.p.A.	240,404	1,447,659
Prysmian S.p.A.	32,531	1,100,385
		3,378,488

Japan–10.99%

Asahi Group Holdings, Ltd.	16,700	676,313
Daito Trust Construction Co., Ltd.	6,800	1,239,111
Hitachi, Ltd.	244,000	1,719,712
KDDI Corp.	49,700	1,310,755
Komatsu Ltd.	49,000	1,394,213
Mitsubishi Estate Co., Ltd.	58,300	1,013,902
Mitsui O.S.K. Lines, Ltd.	31,000	939,644
ORIX Corp.	51,900	837,994
		9,131,644

Luxembourg–1.64%

ArcelorMittal (a)	52,912	1,364,863

Netherlands–3.29%

ING Groep N.V.	93,942	1,732,069
Randstad Holding N.V.	16,170	1,001,377
		2,733,446

Norway–1.32%

Orkla ASA	106,457	1,093,135

	Shares	Value

Singapore–0.99%

DBS Group Holdings Ltd.	53,500	$823,168

South Africa–0.81%

Naspers Ltd. -Class N	3,092	674,941
Novus Holdings Ltd.	1,069	516
		675,457

Switzerland–4.77%

ABB Ltd.	32,306	798,808
Roche Holding AG	4,387	1,120,085
UBS Group AG	119,388	2,040,768
		3,959,661

Taiwan–1.52%

Taiwan Semiconductor Manufacturing Co. Ltd.	175,000	1,258,622

United Kingdom–11.43%

Imperial Brands PLC	28,505	1,216,274
Just Eat PLC (a)	128,686	1,153,910
Liberty Global PLC -Series A(a)	36,670	1,243,480
Rio Tinto PLC	24,469	1,138,828
Royal Dutch Shell PLC -Class A -ADR	33,229	2,013,013
St. James’s Place PLC	94,112	1,446,910
Vodafone Group PLC -ADR	45,219	1,286,933
		9,499,348

United States–46.67%

Allergan PLC	6,251	1,281,143
Alphabet Inc. -Class C (a)	2,601	2,494,645
American Express Co.	18,468	1,670,615
Biogen Inc. (a)	4,810	1,506,107
BioMarin Pharmaceutical Inc. (a)	7,875	732,926
Celgene Corp. (a)	12,409	1,809,480
Chevron Corp.	20,098	2,361,515
Cognizant Technology Solutions Corp. -Class A	19,608	1,422,364
Colfax Corp. (a)	21,393	890,805
Comcast Corp. -Class A	48,972	1,884,443
Concho Resources Inc. (a)	10,917	1,437,987
Delphi Automotive PLC	15,146	1,490,366
Delta Air Lines, Inc.	35,606	1,716,921
eBay Inc. (a)	40,472	1,556,553
EPAM Systems, Inc. (a)	14,742	1,296,264
First Republic Bank	20,394	2,130,357
HCA Healthcare, Inc. (a)	12,881	1,025,199
Johnson Controls International PLC	31,511	1,269,578
Marsh & McLennan Cos., Inc.	13,002	1,089,698
Moody’s Corp.	6,474	901,246
NIKE, Inc. -Class B	7,669	397,638
Oracle Corp.	27,318	1,320,825
Priceline Group Inc. (The) (a)	893	1,634,922
Progressive Corp. (The)	17,214	833,502

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

Sherwin-Williams Co. (The)	4,762	$1,704,987
Shire PLC -ADR	7,905	1,210,572
United Technologies Corp.	14,650	1,700,572
		38,771,230
Total Common Stocks & Other Equity Interests (Cost $69,262,800)		82,767,039

	Shares	Value

Money Market Funds–0.03%

Government & Agency Portfolio – Institutional Class, 0.93% (b)	26,206	$26,206
Total Money Market Funds (Cost $26,206)		26,206
TOTAL INVESTMENTS IN SECURITIES–99.66% (Cost $69,289,006)		82,793,245
OTHER ASSETS LESS LIABILITIES–0.34%		279,903
NET ASSETS–100.00%		$83,073,148

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)
02/13/2018	Goldman Sachs International	JPY	202,000,000	USD	1,847,271	$38,652
02/13/2018	JPMorgan Chase Bank, N.A.	JPY	202,000,000	USD	1,846,970	38,352
Subtotal						77,004
11/10/2017	Barclays Bank PLC	GBP	1,500,000	USD	1,954,646	(58,100)
Total Forward Foreign Currency Contracts—Currency Risk						$18,904

Abbreviations:

GBP	—	British Pound Sterling

JPY	—	Japanese Yen

USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Global Core Equity Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuations levels as of the end of the reporting period.

During the nine months ended September 30, 2017, there were transfers from Level 2 to Level 1 of $8,422,045, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$1,342,828	$—	$1,342,828
Brazil	1,472,483	—	—	1,472,483
China	1,078,689	414,686	—	1,493,375
France	858,175	863,480	—	1,721,655
Germany	2,064,492	—	—	2,064,492
Hong Kong	—	1,983,144	—	1,983,144
Italy	1,447,659	1,930,829	—	3,378,488
Japan	8,293,650	837,994	—	9,131,644
Luxembourg	1,364,863	—	—	1,364,863
Netherlands	1,732,069	1,001,377	—	2,733,446
Norway	—	1,093,135	—	1,093,135
Singapore	—	823,168	—	823,168
South Africa	516	674,941	—	675,457
Switzerland	3,959,661	—	—	3,959,661
Taiwan	—	1,258,622	—	1,258,622
United Kingdom	6,898,528	2,600,820	—	9,499,348
United States	38,771,230	—	—	38,771,230
Money Market Funds	26,206	—	—	26,206
	67,968,221	14,825,024	—	82,793,245
Forward Foreign Currency Contracts*	—	18,904	—	18,904
Total Investments	$67,968,221	$14,843,928	$—	$82,812,149
*	Unrealized appreciation.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	I-VIGHC-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.27%

Biotechnology–39.78%

ACADIA Pharmaceuticals Inc. (b)	28,948	$1,090,471
Alexion Pharmaceuticals, Inc. (b)	65,588	9,201,341
Array BioPharma Inc. (b)	196,627	2,418,512
BioCryst Pharmaceuticals, Inc. (b)	105,438	552,495
Biogen Inc. (b)	20,263	6,344,751
BioMarin Pharmaceutical Inc. (b)	85,288	7,937,754
bluebird bio, Inc. (b)	13,803	1,895,842
Celgene Corp. (b)	99,394	14,493,633
Clovis Oncology Inc. (b)	35,993	2,965,823
DBV Technologies S.A. -ADR (France)(b)	54,631	2,318,540
Exact Sciences Corp. (b)	72,686	3,424,964
Gilead Sciences, Inc.	54,489	4,414,699
Heron Therapeutics, Inc. (b)	59,818	966,061
Incyte Corp. (b)	37,152	4,337,124
Neurocrine Biosciences, Inc. (b)	27,465	1,683,055
Prothena Corp. PLC (Ireland)(b)	26,044	1,686,870
REGENXBIO Inc. (b)	30,816	1,015,387
Sarepta Therapeutics, Inc. (b)	36,210	1,642,486
Seattle Genetics, Inc. (b)	32,815	1,785,464
Shire PLC -ADR	62,551	9,579,060
Spark Therapeutics, Inc. (b)	13,221	1,178,784
TESARO, Inc. (b)	17,482	2,256,926
Ultragenyx Pharmaceutical Inc. (b)	26,399	1,406,011
Vertex Pharmaceuticals Inc. (b)	34,916	5,308,629
		89,904,682

Drug Retail–0.55%

Raia Drogasil S.A. (Brazil)	52,760	1,249,487

Health Care Equipment–4.96%

Edwards Lifesciences Corp. (b)	23,539	2,573,048
Olympus Corp. (Japan)	64,300	2,177,627
ResMed Inc.	14,617	1,124,924
Wright Medical Group N.V. (b)	123,512	3,195,255
Zimmer Biomet Holdings, Inc.	18,321	2,145,206
		11,216,060

Health Care Facilities–1.55%

HCA Healthcare, Inc. (b)	25,681	2,043,951
Tenet Healthcare Corp. (b)	88,079	1,447,138
		3,491,089

Health Care Services–0.95%

Envision Healthcare Corp. (b)	47,964	2,155,982

	Shares	Value

Health Care Supplies–3.41%

Align Technology, Inc. (b)	15,486	$2,884,577
DENTSPLY SIRONA Inc.	80,597	4,820,507
		7,705,084

Industrial Conglomerates–1.14%

Koninklijke Philips N.V. (Netherlands)	62,453	2,583,134

Life Sciences Tools & Services–6.22%

Agilent Technologies, Inc.	37,408	2,401,594
Illumina, Inc. (b)	13,383	2,665,893
Thermo Fisher Scientific, Inc.	47,545	8,995,514
		14,063,001

Managed Health Care–12.29%

Aetna Inc.	42,308	6,727,395
Anthem, Inc.	17,080	3,243,150
Centene Corp. (b)	31,396	3,038,191
HealthEquity, Inc. (b)	26,253	1,327,877
Humana Inc.	19,207	4,679,401
Molina Healthcare, Inc. (b)	16,008	1,100,710
Qualicorp S.A. (Brazil)	109,000	1,304,462
UnitedHealth Group Inc.	32,482	6,361,600
		27,782,786

Pharmaceuticals–25.42%

Aclaris Therapeutics, Inc. (b)	60,430	1,559,698
Aerie Pharmaceuticals, Inc. (b)	33,132	1,610,215
Allergan PLC	13,847	2,837,943
AstraZeneca PLC -ADR (United Kingdom)	75,990	2,574,541
Bayer AG (Germany)	43,684	5,952,953
Bristol-Myers Squibb Co.	118,588	7,558,799
Dermira, Inc. (b)	54,815	1,480,005
Eli Lilly and Co.	79,108	6,766,898
Endo International PLC (b)	126,603	1,084,355
Jazz Pharmaceuticals PLC (b)	14,653	2,143,001
Merck & Co., Inc.	86,073	5,511,254
Nippon Shinyaku Co., Ltd. (Japan)	34,400	2,388,125
Novartis AG -ADR (Switzerland)	86,423	7,419,415
Paratek Pharmaceuticals, Inc. (b)	15,741	395,099
Roche Holding AG (Switzerland)	13,150	3,357,447
Sanofi -ADR (France)	36,260	1,805,385
Supernus Pharmaceuticals Inc. (b)	37,348	1,493,920
Zogenix, Inc. (b)	43,177	1,513,354
		57,452,407
Total Common Stocks & Other Equity Interests (Cost $175,989,503)		217,603,712

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds–1.57%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	2,129,467	$2,129,467
Treasury Portfolio – Institutional Class, 0.90% (c)	1,419,644	1,419,644
Total Money Market Funds (Cost $3,549,111)		3,549,111
TOTAL INVESTMENTS IN SECURITIES–97.84% (Cost $179,538,614)		221,152,823
OTHER ASSETS LESS LIABILITIES–2.16%		4,873,641
NET ASSETS–100.00%		$226,026,464

Investment Abbreviations:

ADR     —   American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$215,020,578	$2,583,134	$—	$217,603,712
Money Market Funds	3,549,111	—	—	3,549,111
Total Investments	$218,569,689	$2,583,134	$—	$221,152,823

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIGRE-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.46%

Australia–5.16%

Dexus	306,466	$2,292,497
Goodman Group	661,901	4,296,346
GPT Group (The)	675,943	2,639,502
Mirvac Group	1,227,511	2,212,327
Scentre Group	1,570,574	4,854,480
Westfield Corp.	744,646	4,585,063
		20,880,215

Brazil–0.66%

BR Malls Participacoes S.A.	328,125	1,457,804
BR Properties S.A.	234,600	827,459
MRV Engenharia e Participacoes S.A.	83,900	364,541
		2,649,804

Canada–2.39%

Allied Properties REIT	72,300	2,308,408
Canadian Apartment Properties REIT	62,203	1,681,445
Chartwell Retirement Residences	101,096	1,207,189
H&R REIT	86,900	1,500,101
Killam Apartment REIT	29,877	315,818
RioCan REIT	106,600	2,044,348
Smart REIT	25,700	606,354
		9,663,663

China–5.69%

Agile Group Holdings Ltd.	462,000	678,126
CapitaLand Retail China Trust	213,700	253,077
China Evergrande Group (a)	722,000	2,531,765
China Jinmao Holdings Group Ltd.	1,462,000	738,258
China Overseas Grand Oceans Group Ltd.	368,000	238,715
China Overseas Land & Investment Ltd.	966,000	3,149,957
China Resources Land Ltd.	558,444	1,714,473
China Vanke Co., Ltd. -Class H	200,600	659,978
CIFI Holdings (Group) Co. Ltd.	2,086,000	1,165,625
Country Garden Holdings Co. Ltd.	1,590,000	2,549,260
Global Logistic Properties Ltd.	754,800	1,836,226
Guangzhou R&F Properties Co. Ltd. -Class H	538,000	1,257,384
KWG Property Holding Ltd.	757,000	811,602
Longfor Properties Co. Ltd.	600,000	1,522,316
Shenzhen Investment Ltd.	801,700	363,313
Shimao Property Holdings Ltd.	507,500	1,110,715
Sunac China Holdings Ltd.	347,000	1,603,754
Yanlord Land Group Ltd.	604,600	826,200
		23,010,744

France–3.55%

ICADE	23,914	2,133,081
Klepierre S.A.	112,795	4,427,305
Unibail-Rodamco S.E.	32,084	7,810,490
		14,370,876

	Shares	Value

Germany–3.75%

Deutsche Euroshop AG	20,591	$772,198
Grand City Properties S.A.	192,243	4,055,734
LEG Immobilien AG	39,941	4,040,384
Vonovia SE	147,845	6,290,568
		15,158,884

Hong Kong–7.42%

CK Asset Holdings Ltd.	458,800	3,816,004
Hang Lung Properties Ltd.	1,494,000	3,550,583
Hongkong Land Holdings Ltd.	116,500	838,800
i-CABLE Communications Ltd. (a)	85,690	2,797
Link REIT	550,500	4,466,590
New World Development Co. Ltd.	3,082,000	4,437,272
Sun Hung Kai Properties Ltd.	436,000	7,116,118
Swire Properties Ltd.	895,000	3,036,229
Wharf (Holdings) Ltd. (The)	306,000	2,726,442
		29,990,835

India–0.15%

Ascendas India Trust	776,700	610,504

Indonesia–0.40%

PT Ciputra Development Tbk	10,920,438	968,670
PT Pakuwon Jati Tbk	14,614,100	663,168
		1,631,838

Ireland–0.39%

Green REIT PLC	878,167	1,564,124

Japan–9.49%

Activia Properties, Inc.	410	1,703,606
Advance Residence Investment Corp.	395	971,876
AEON REIT Investment Corp.	814	824,130
Daiwa House REIT Investment Corp.	239	572,325
Daiwa Office investment Corp.	398	1,991,769
GLP J-REIT (b)	213	222,088
GLP J-REIT	1,684	1,755,851
Hulic Co., Ltd.	61,700	604,934
Hulic Reit, Inc.	871	1,285,209
Japan Hotel REIT Investment Corp.	3,361	2,126,291
Japan Logistics Fund Inc.	326	607,084
Japan Real Estate Investment Corp.	552	2,654,507
Japan Retail Fund Investment Corp.	296	531,221
Mitsubishi Estate Co., Ltd.	376,200	6,542,536
Mitsui Fudosan Co., Ltd.	438,400	9,508,409
Nippon Building Fund Inc.	404	2,014,613
Nomura Real Estate Master Fund, Inc.	751	977,511
Sumitomo Realty & Development Co., Ltd.	59,000	1,787,502
Tokyo Tatemono Co., Ltd.	130,900	1,674,356
		38,355,818

Malaysia–0.35%

IOI Properties Group Bhd.	823,600	394,188
KLCCP Stapled Group	254,600	482,597

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Malaysia–(continued)

Mah Sing Group Bhd.	1,579,500	$557,625
		1,434,410

Malta–0.01%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)(c)	3,053,090	55,931

Mexico–0.49%

Fibra Uno Administracion S.A. de C.V.	739,700	1,247,835
Macquarie Mexico Real Estate Management S.A. de C.V. (a)	563,900	745,967
		1,993,802

Philippines–0.88%

Ayala Land, Inc.	1,764,100	1,510,491
Robinsons Land Corp.	1,447,100	719,780
SM Prime Holdings Inc.	1,958,900	1,326,730
		3,557,001

Singapore–2.04%

Ascendas REIT	635,600	1,248,461
CapitaLand Commercial Trust	600,900	733,129
CapitaLand Commercial Trust -Rts. (a)	101,426	21,833
CapitaLand Mall Trust	1,377,200	2,032,378
City Developments Ltd.	479,500	4,015,550
Mapletree Industrial Trust	132,900	183,699
		8,235,050

South Africa–1.01%

Growthpoint Properties Ltd.	816,628	1,469,106
Hyprop Investments Ltd.	111,442	870,194
Resilient REIT Ltd.	75,787	744,935
SA Corporate Real Estate Ltd.	2,746,869	992,103
		4,076,338

Spain–1.14%

Inmobiliaria Colonial S.A.	212,027	2,105,604
Merlin Properties Socimi, S.A.	180,284	2,499,001
		4,604,605

Sweden–1.22%

Castellum AB	127,034	1,992,262
Hufvudstaden AB -Class A	63,277	1,079,980
Wihlborgs Fastigheter AB	75,832	1,855,703
		4,927,945

Switzerland–0.89%

Swiss Prime Site AG (a)	40,072	3,602,838

Thailand–0.51%

Central Pattana PCL	643,900	1,507,963
Central Pattana PCL -NVDR	37,600	88,056
Supalai PCL -NVDR	543,200	378,377
Supalai PCL -Wts., expiring 10/19/2018 (a)	135,800	78,285
		2,052,681

	Shares	Value

United Arab Emirates–0.15%

Emaar Malls PJSC	957,873	$607,668

United Kingdom–4.48%

Big Yellow Group PLC	154,847	1,570,854
Derwent London PLC	52,802	1,977,033
Great Portland Estates PLC	265,108	2,172,446
Hansteen Holdings PLC	728,878	1,347,942
Land Securities Group PLC	241,235	3,146,441
SEGRO PLC	426,328	3,062,287
Tritax Big Box REIT PLC	872,891	1,665,740
UNITE Group PLC (The)	344,852	3,177,186
		18,119,929

United States–46.24%

Acadia Realty Trust	54,059	1,547,169
American Campus Communities, Inc.	57,676	2,546,395
American Homes 4 Rent -Class A	174,200	3,781,882
American Tower Corp. -Class A	6,714	917,669
Apple Hospitality REIT, Inc.	159,633	3,018,660
AvalonBay Communities, Inc.	25,140	4,485,479
Boston Properties, Inc.	75,683	9,299,927
Brandywine Realty Trust	127,591	2,231,567
Brixmor Property Group, Inc.	162,236	3,050,037
Brookdale Senior Living Inc. (a)	70,025	742,265
Columbia Property Trust, Inc.	58,436	1,272,152
Cousins Properties, Inc.	401,267	3,747,834
Crown Castle International Corp.	10,669	1,066,687
EastGroup Properties, Inc.	10,544	929,137
Education Realty Trust, Inc.	63,633	2,286,334
Equinix, Inc.	4,996	2,229,715
Equity Residential	162,870	10,738,019
Essex Property Trust, Inc.	25,536	6,486,910
Extra Space Storage Inc.	33,986	2,716,161
Federal Realty Investment Trust	31,918	3,964,535
GGP Inc.	195,458	4,059,663
HCP, Inc.	69,814	1,942,924
Healthcare Realty Trust, Inc.	165,482	5,351,688
Hilton Worldwide Holdings Inc.	26,885	1,867,163
Host Hotels & Resorts Inc.	213,094	3,940,108
Hudson Pacific Properties Inc.	186,877	6,265,986
Invitation Homes Inc.	141,199	3,198,157
Kilroy Realty Corp.	31,060	2,208,987
Kimco Realty Corp.	77,689	1,518,820
Liberty Property Trust	120,126	4,932,374
Macerich Co. (The)	82,350	4,526,779
Mid-America Apartment Communities, Inc.	15,724	1,680,581
National Health Investors, Inc.	18,536	1,432,647
National Retail Properties, Inc.	42,506	1,770,800
Paramount Group, Inc.	117,158	1,874,528
Park Hotels & Resorts Inc.	76,469	2,107,486
Pebblebrook Hotel Trust	42,075	1,520,590
Physicians Realty Trust	50,326	892,280
Prologis, Inc.	160,649	10,194,785
Public Storage	46,514	9,953,531
QTS Realty Trust, Inc. -Class A	78,725	4,122,041
Rayonier Inc.	6,882	198,821
Realty Income Corp.	76,849	4,394,994
Regency Centers Corp.	22,754	1,411,658
Retail Opportunity Investments Corp.	66,011	1,254,869

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

United States–(continued)

RLJ Lodging Trust	43,142	$949,124
SBA Communications Corp. -Class A (a)	5,201	749,204
Simon Property Group, Inc.	86,184	13,876,486
SL Green Realty Corp.	20,121	2,038,660
Sun Communities, Inc.	45,215	3,874,021
Terreno Realty Corp.	36,881	1,334,355
Ventas, Inc.	36,107	2,351,649
Vornado Realty Trust	77,719	5,975,037
Washington REIT	85,940	2,815,394
Welltower Inc.	47,007	3,303,652
		186,948,376
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $346,718,066)		398,103,879

	Shares	Value

Money Market Funds–0.77%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	1,878,883	$1,878,883
Treasury Portfolio – Institutional Class, 0.90% (d)	1,252,589	1,252,589
Total Money Market Funds (Cost $3,131,472)		3,131,472
TOTAL INVESTMENTS IN SECURITIES–99.23% (Cost $349,849,538)		401,235,351
OTHER ASSETS LESS LIABILITIES–0.77%		3,097,291
NET ASSETS–100.00%		$404,332,642

Investment Abbreviations:

NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust
Rts.	—	Rights
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $278,019, which represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Global Real Estate Fund

The Fund’s policy is to recognize transfers in and out of the valuations levels as of the end of the reporting period.

During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $10,187,933 and from Level 2 to Level 1 of $38,747,942, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$20,880,215	$—	$20,880,215
Brazil	2,649,804	—	—	2,649,804
Canada	9,663,663	—	—	9,663,663
China	2,859,517	20,151,227	—	23,010,744
France	6,560,386	7,810,490	—	14,370,876
Germany	15,158,884	—	—	15,158,884
Hong Kong	6,604,268	23,386,567	—	29,990,835
India	—	610,504	—	610,504
Indonesia	968,670	663,168	—	1,631,838
Ireland	1,564,124	—	—	1,564,124
Japan	31,760,908	6,594,910	—	38,355,818
Malaysia	1,434,410	—	—	1,434,410
Malta	—	—	55,931	55,931
Mexico	1,993,802	—	—	1,993,802
Philippines	2,046,510	1,510,491	—	3,557,001
Singapore	916,828	7,318,222	—	8,235,050
South Africa	2,607,232	1,469,106	—	4,076,338
Spain	—	4,604,605	—	4,604,605
Sweden	1,992,262	2,935,683	—	4,927,945
Switzerland	3,602,838	—	—	3,602,838
Thailand	1,974,396	78,285	—	2,052,681
United Arab Emirates	607,668	—	—	607,668
United Kingdom	12,801,042	5,318,887	—	18,119,929
United States	186,948,376	—	—	186,948,376
Money Market Funds	3,131,472	—	—	3,131,472
Total Investments	$297,847,060	$103,332,360	$55,931	$401,235,351

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIGMKT-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–34.10%

Federal Farm Credit Bank (FFCB)–4.77%

Unsec. Bonds (1 mo. USD LIBOR + 0.02%) (a)	1.25%	05/17/2018	$3,000	$3,000,000
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.27%	11/13/2017	4,480	4,479,403
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.27%	11/22/2017	7,000	6,998,819
Unsec. Bonds (1 mo. USD LIBOR + 0.03%) (a)	1.26%	01/17/2018	5,715	5,714,594
Unsec. Bonds (1 mo. USD LIBOR + 0.05%) (a)	1.29%	11/13/2017	5,000	4,999,448
Unsec. Bonds (3 mo. USD LIBOR + 0.02%) (a)	1.33%	05/22/2018	2,500	2,505,297
Unsec. Bonds (3 mo. USD LIBOR - 0.03%) (a)	1.29%	03/02/2018	5,000	5,003,387
Unsec. Bonds (3 mo. USD LIBOR - 0.05%) (a)	1.28%	03/26/2018	1,200	1,201,514
				33,902,462

Federal Home Loan Bank (FHLB)–25.03%

Unsec. Bonds	0.90%	11/20/2017	1,900	1,899,376
Unsec. Bonds (1 mo. USD LIBOR - 0.07%) (a)	1.16%	02/15/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.15%	03/06/2019	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	03/20/2019	2,000	2,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	02/11/2019	8,000	8,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%) (a)	1.16%	02/28/2019	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%) (a)	1.15%	01/14/2019	9,000	9,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%) (a)	1.13%	08/01/2018	5,000	5,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.12%	12/14/2018	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.11%	10/10/2018	13,000	13,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.10%	11/05/2018	12,000	12,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.13%) (a)	1.11%	11/09/2018	3,000	3,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.04%) (a)	1.28%	12/22/2017	3,500	3,502,795
Unsec. Bonds (3 mo. USD LIBOR - 0.07%) (a)	1.25%	11/28/2017	2,000	2,000,877
Unsec. Bonds (3 mo. USD LIBOR - 0.07%) (a)	1.25%	01/26/2018	3,000	3,001,002
Unsec. Bonds (3 mo. USD LIBOR - 0.16%) (a)	1.16%	02/26/2018	2,000	2,001,727
Unsec. Bonds (3 mo. USD LIBOR - 0.17%) (a)	1.15%	03/15/2018	5,000	5,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.18%) (a)	1.14%	03/16/2018	6,000	6,000,000
Unsec. Bonds (3 mo. USD LIBOR - 0.26%) (a)	1.04%	04/13/2018	8,000	7,999,958
Unsec. Bonds (3 mo. USD LIBOR - 0.27%) (a)	1.04%	04/23/2018	4,000	3,999,887
Unsec. Bonds (3 mo. USD LIBOR - 0.31%) (a)	1.01%	08/15/2018	12,000	11,996,108
Unsec. Disc. Notes(b)	1.09%	10/20/2017	6,000	5,996,745
Unsec. Disc. Notes(b)	1.09%	10/25/2017	3,000	2,997,924
Unsec. Global Bonds	0.63%	10/26/2017	7,615	7,612,678
Unsec. Global Bonds (1 mo. USD LIBOR + 0.07%) (a)	1.30%	12/05/2017	5,000	4,999,955
Unsec. Global Bonds (1 mo. USD LIBOR - 0.12%) (a)	1.12%	12/21/2018	5,000	5,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.15%) (a)	1.16%	02/23/2018	4,000	4,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.18%) (a)	1.15%	03/26/2018	5,000	5,000,000
Unsec. Global Bonds (3 mo. USD LIBOR - 0.35%) (a)	0.96%	05/14/2018	10,000	9,997,509
				178,006,541

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–0.28%

Unsec. Notes	0.85%	11/28/2017	$2,000	$1,999,150

Federal National Mortgage Association (FNMA)–0.44%

Unsec. Global Notes	0.88%	10/26/2017	3,165	3,164,563

Overseas Private Investment Corp. (OPIC)–3.58%

Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.13%	06/15/2025	3,000	3,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.13%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.12%	07/07/2040	7,500	7,500,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate) (c)	1.13%	09/15/2020	5,000	5,000,000
				25,500,000
Total U.S. Government Sponsored Agency Securities (Cost $242,572,716)				242,572,716

U.S. Treasury Securities–6.18%

U.S. Treasury Bills–3.79%

U.S. Treasury Bills (b)	1.07%	01/02/2018	2,000	1,994,531
U.S. Treasury Bills (b)	1.14%	01/11/2018	25,000	24,920,743
				26,915,274

U.S. Treasury Notes–2.39%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%) (a)	1.11%	07/31/2019	6,000	5,999,787
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%) (a)	1.12%	04/30/2019	11,000	11,001,890
				17,001,677
Total U.S. Treasury Securities (Cost $43,916,951)				43,916,951
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–40.28% (Cost $286,489,667)				286,489,667
			Repurchase Amount

Repurchase Agreements–54.80%(d)

Bank of Montreal, joint term agreement dated 07/26/2017, aggregate maturing value of $200,545,000 (collateralized by domestic agency mortgage-backed securities valued at $204,000,001; 1.63% - 5.50%; 06/13/2018 - 08/20/2047) (e)	1.09%	10/24/2017	5,013,625	5,000,000
Bank of Montreal, joint term agreement dated 08/14/2017, aggregate maturing value of $250,682,500 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.13% - 5.00%; 06/13/2018 - 06/20/2047) (e)	1.08%	11/13/2017	5,013,650	5,000,000
Bank of Montreal, joint term agreement dated 08/30/2017, aggregate maturing value of $250,426,944 (collateralized by U.S. Treasury obligations valued at $255,000,059; 0.38% - 3.63%; 10/15/2019 - 11/15/2045) (e)	1.06%	10/27/2017	5,008,539	5,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., joint term agreement dated 09/27/2017, aggregate maturing value of $1,421,733,238 (collateralized by U.S. Treasury obligations valued at $1,448,204,303; 1.07%; 04/30/2024 - 02/15/2027) (e)	1.07%	10/04/2017	14,721,812	14,718,750
BNP Paribas Securities Corp., joint agreement dated 09/29/2017, aggregate maturing value of $1,000,089,167 (collateralized by U.S. Treasury obligations valued at $1,025,795,721; 1.07%; 04/15/2018 - 01/15/2025)	1.07%	10/02/2017	40,003,567	40,000,000
Canadian Imperial Bank of Commerce, joint term agreement dated 09/13/2017, aggregate maturing value of $270,228,375 (collateralized by domestic agency mortgage-backed securities valued at $275,400,018; 3.00% - 4.00%; 03/01/2030 - 08/01/2047) (e)	1.05%	10/12/2017	25,021,146	25,000,000
Fixed Income Clearing Corp. – Bank of New York Mellon (The), maturing value of $70,006,300 (collateralized by U.S. Treasury obligations valued at $71,400,050; 0.00% - 3.13%; 08/16/2018 - 02/15/2043)	1.08%	10/02/2017	70,006,300	70,000,000
ING Financial Markets, LLC, joint agreement dated 09/29/2017, aggregate maturing value of $275,029,792 (collateralized by domestic agency mortgage-backed securities valued at $280,508,908; 3.50% - 4.50%; 08/01/2026 - 06/01/2047)	1.30%	10/02/2017	5,000,542	5,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint term agreement dated 09/25/2017, aggregate maturing value of $400,080,111 (collateralized by domestic agency mortgage-backed securities valued at $408,001,729; 1.89% - 5.50%; 09/01/2030 - 07/01/2047) (e)	1.03%	10/02/2017	$ 5,001,001	$5,000,000
Lloyds Bank PLC, joint term agreement dated 08/30/2017, aggregate maturing value of $500,515,556 (collateralized by U.S. Treasury obligations valued at $508,266,130; 1.16%; 12/31/2017 - 08/15/2021)	1.16%	10/02/2017	15,015,467	15,000,000
Metropolitan Life Insurance Co., joint term agreement dated 09/27/2017, aggregate maturing value of $1,200,262,715 (collateralized by U.S. Treasury obligations valued at $1,207,647,096; 1.08%; 08/15/2018 - 08/15/2045) (e)	1.08%	10/04/2017	25,007,588	25,002,338
National Australia Bank Ltd., joint agreement dated 09/29/2017, aggregate maturing value of $1,024,922,673 (collateralized by U.S. Treasury obligations valued at $1,045,286,819; 1.05%; 11/30/2017 - 05/15/2046)	1.05%	10/02/2017	10,000,875	10,000,000
RBC Capital Markets LLC, joint term agreement dated 07/12/2017, aggregate maturing value of $345,931,500 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 2.34% - 5.69%; 11/01/2026 - 09/20/2047) (e)	1.08%	10/10/2017	5,013,500	5,000,000
RBC Capital Markets LLC, joint term agreement dated 08/14/2017, aggregate maturing value of $601,653,167 (collateralized by domestic agency mortgage-backed securities valued at $612,000,001; 3.00% - 4.00%; 08/01/2032 - 09/20/2047) (e)	1.09%	11/13/2017	10,027,553	10,000,000
RBC Capital Markets LLC, joint term agreement dated 09/29/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 8.00%; 04/25/2018 - 08/01/2047) (e)	1.16%	11/29/2017	45,000,000	45,000,000
Societe Generale, joint open agreement dated 04/27/2017, aggregate maturing value of $1,500,000,000 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,530,000,000; 0.00% - 9.00%; 10/12/2017 - 11/15/2045) (f)	0.83%	–	–	30,000,000
Societe Generale, joint term agreement dated 09/13/2017, aggregate maturing value of $500,923,472 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 8.75%; 03/15/2018 - 02/15/2045) (e)	1.09%	11/13/2017	10,018,469	10,000,000
Sumitomo Mitsui Banking Corp. , joint agreement dated 09/29/2017, aggregate maturing value of $2,000,180,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,003,372; 3.00% - 3.50%; 10/20/2042 - 03/20/2046)	1.08%	10/02/2017	35,003,150	35,000,000
Wells Fargo Securities, LLC, joint agreement dated 09/29/2017, aggregate maturing value of $700,061,833 (collateralized by domestic agency mortgage-backed securities valued at $714,000,001; 3.50% - 4.00%; 06/01/2047 - 09/01/2047)	1.06%	10/02/2017	26,106,704	26,104,398
Wells Fargo Securities, LLC, term agreement dated 09/15/2017, maturing value of $4,011,100 (collateralized by domestic agency mortgage-backed securities valued at $4,080,001; 4.00%; 07/01/2047)	1.11%	12/14/2017	4,011,100	4,000,000
Total Repurchase Agreements (Cost $389,825,486)				389,825,486
TOTAL INVESTMENTS IN SECURITIES(g)–95.08% (Cost $676,315,153)				676,315,153
OTHER ASSETS LESS LIABILITIES–4.92%				34,998,219
NET ASSETS–100.00%				$711,313,372

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discount
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2017.

(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2017.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco V.I. Government Money Market Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIGOV-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–44.06%

Collateralized Mortgage Obligations–21.47%

Fannie Mae ACES, 1.88% (1 mo. USD LIBOR + 0.59%), 09/25/2023 (a)	$3,190,716	$ 3,205,854
Fannie Mae REMICs, 4.00%, 07/25/2018 to 07/25/2040	2,695,667	2,820,483
5.00%, 08/25/2019	179,606	182,141
3.00%, 10/25/2025	519,516	524,112
2.50%, 03/25/2026	568,240	569,932
7.00%, 09/18/2027	292,169	323,912
1.50%, 01/25/2028	5,108,461	5,013,215
6.50%, 03/25/2032	826,327	938,587
5.75%, 10/25/2035	381,812	416,944
1.54% (1 mo. USD LIBOR + 0.30%), 05/25/2036 (a)	2,841,104	2,835,193
4.25%, 02/25/2037	854,332	884,156
1.69% (1 mo. USD LIBOR + 0.45%), 03/25/2037 (a)	1,356,462	1,362,377
1.74% (1 mo. USD LIBOR + 0.50%), 03/25/2037 to 05/25/2041 (a)	4,491,627	4,504,096
1.64% (1 mo. USD LIBOR + 0.40%), 06/25/2038 (a)	3,584,378	3,590,332
6.57%, 06/25/2039(b)	3,381,314	3,934,549
1.79% (1 mo. USD LIBOR + 0.55%), 02/25/2041 (a)	2,898,522	2,915,341
1.76% (1 mo. USD LIBOR + 0.52%), 11/25/2041 (a)	1,436,752	1,447,428
1.55% (1 mo. USD LIBOR + 0.32%), 08/25/2044 (a)	3,151,385	3,149,454
1.63% (1 mo. USD LIBOR + 0.40%), 11/25/2046 (a)	4,767,419	4,775,170
1.71% (1 mo. USD LIBOR + 0.48%), 02/25/2056 (a)	5,997,335	6,008,037
1.65% (1 mo. USD LIBOR + 0.42%), 12/25/2056 (a)	5,980,954	5,987,543
Federal Home Loan Bank, 5.77%, 03/23/2018	614,711	625,510
Freddie Mac REMICs, 4.00%, 12/15/2017	16,057	16,068
5.00%, 02/15/2018 to 04/15/2019	97,567	97,959
4.50%, 07/15/2018	42,516	42,913
3.00%, 10/15/2018 to 04/15/2026	997,976	1,008,040
1.73% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040 (a)	5,026,873	5,049,337
1.53% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044 (a)	12,684,542	12,683,811
1.58% (1 mo. USD LIBOR + 0.35%), 11/15/2036 (a)	4,619,394	4,621,395
1.60% (1 mo. USD LIBOR + 0.37%), 03/15/2037 (a)	1,392,284	1,394,929

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

1.63% (1 mo. USD LIBOR + 0.40%), 05/15/2037 to 06/15/2037 (a)	$3,329,661	$ 3,340,440
2.09% (1 mo. USD LIBOR + 0.86%), 11/15/2039 (a)	765,136	781,174
1.68% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042 (a)	12,887,618	12,955,660
Freddie Mac STRIPS, 1.58% (1 mo. USD LIBOR + 0.35%), 10/15/2037 (a)	3,511,535	3,521,399
Freddie Mac Whole Loan Securities Trust, 3.50%, 05/25/2047	2,553,367	2,604,777
Ginnie Mae REMICs, 6.00%, 01/16/2025	413,063	444,890
5.72%, 08/20/2034(b)	1,223,877	1,359,991
4.00%, 02/20/2038	9,126	9,119
5.89%, 01/20/2039(b)	4,161,480	4,641,475
2.03% (1 mo. USD LIBOR + 0.80%), 09/16/2039 (a)	1,393,554	1,415,362
4.49%, 07/20/2041(b)	902,611	955,716
2.34%, 09/20/2041(b)	3,828,522	3,964,837
1.49% (1 mo. USD LIBOR + 0.25%), 01/20/2042 (a)	684,590	683,674
Ginnie Mae REMICs, IO, 1.59%, 09/20/2064(b)	9,358,395	795,052
		118,402,384

Federal Home Loan Mortgage Corp. (FHLMC)–8.46%

Pass Through Ctfs., 5.00%, 07/01/2018 to 01/01/2040	1,339,993	1,478,182
6.00%, 09/01/2018 to 07/01/2038	448,231	489,875
6.50%, 05/01/2019 to 12/01/2035	2,678,208	3,014,645
4.50%, 09/01/2020 to 08/01/2041	8,927,931	9,675,370
10.00%, 03/01/2021	4,474	4,517
9.00%, 06/01/2021 to 06/01/2022	50,707	52,735
7.00%, 12/01/2021 to 11/01/2035	3,092,335	3,458,078
8.00%, 12/01/2021 to 09/01/2036	1,282,066	1,390,258
7.50%, 09/01/2022 to 06/01/2035	1,009,759	1,127,399
8.50%, 11/17/2022 to 08/01/2031	492,059	547,555
5.50%, 12/01/2022	204,396	210,409
3.50%, 08/01/2026	784,060	824,587
3.00%, 05/01/2027 to 02/01/2032	6,790,256	6,994,150
7.05%, 05/20/2027	111,841	122,179
6.03%, 10/20/2030	750,340	846,384
Pass Through Ctfs., ARM, 3.44% (1 yr. USD LIBOR + 1.88%), 09/01/2035 (a)	4,306,789	4,566,347
3.58% (1 yr. USD LIBOR + 1.87%), 07/01/2036 (a)	3,624,163	3,847,556

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

3.13% (1 yr. USD LIBOR + 1.58%), 10/01/2036 (a)	$2,090,575	$ 2,185,154
3.33% (1 yr. USD LIBOR + 1.91%), 10/01/2036 (a)	153,328	162,450
3.51% (1 yr. USD LIBOR + 2.00%), 11/01/2037 (a)	2,161,681	2,297,991
3.68% (1 yr. USD LIBOR + 2.06%), 01/01/2038 (a)	118,823	126,513
3.57% (1 yr. USD LIBOR + 1.83%), 07/01/2038 (a)	947,834	1,001,649
3.21% (1 yr. USD LIBOR + 1.77%), 06/01/2043 (a)	2,144,294	2,233,599
		46,657,582

Federal National Mortgage Association (FNMA)–10.94%

Pass Through Ctfs., 5.00%, 11/01/2017 to 12/01/2033	308,379	322,845
6.50%, 02/01/2018 to 11/01/2037	2,655,956	2,922,309
7.00%, 05/01/2018 to 06/01/2036	3,825,269	4,116,446
4.50%, 04/01/2019 to 08/01/2041	6,680,149	7,219,030
8.00%, 02/01/2021 to 10/01/2037	3,403,387	3,996,494
8.50%, 02/01/2021 to 08/01/2037	1,089,438	1,239,006
5.50%, 03/01/2021 to 05/01/2035	1,647,962	1,879,797
6.00%, 08/01/2021 to 10/01/2038	1,788,564	2,035,034
7.50%, 11/01/2022 to 08/01/2037	4,714,142	5,391,844
6.75%, 07/01/2024	330,154	366,017
6.95%, 10/01/2025	17,968	18,142
3.50%, 03/01/2027 to 08/01/2027	8,984,464	9,377,485
3.00%, 05/01/2027 to 07/01/2032	12,865,454	13,252,314
Pass Through Ctfs., ARM, 3.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034 (a)	2,132,748	2,263,439
3.09% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035 (a)	341,555	359,944
3.44% (1 yr. USD LIBOR + 1.74%), 03/01/2038 (a)	93,254	98,122
2.74% (1 yr. USD LIBOR + 1.75%), 02/01/2042 (a)	1,252,120	1,300,403
2.15% (1 yr. USD LIBOR + 1.52%), 08/01/2043 (a)	2,276,249	2,310,896
2.28% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044 (a)	1,823,675	1,854,121
		60,323,688

Government National Mortgage Association (GNMA)–3.19%

Pass Through Ctfs., 6.50%, 10/15/2018 to 01/15/2035	3,581,133	3,942,715
10.00%, 06/15/2019	990	997
7.00%, 07/15/2019 to 12/15/2036	828,398	902,049
6.00%, 09/15/2020 to 08/15/2033	565,023	626,604
7.50%, 09/15/2022 to 10/15/2035	2,254,450	2,559,723
8.00%, 01/15/2023 to 01/15/2037	1,211,187	1,401,706
5.00%, 02/15/2025	173,565	189,561

	Principal Amount	Value

Government National Mortgage Association (GNMA)–(continued)

8.50%, 02/15/2025 to 01/15/2037	$141,449	$ 148,364
6.95%, 08/20/2025 to 08/20/2027	254,352	258,677
6.38%, 10/20/2027 to 02/20/2028	234,481	250,914
6.10%, 12/20/2033	3,979,684	4,629,137
3.50%, 10/20/2042	2,619,967	2,686,051
		17,596,498
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $239,378,292)		242,980,152

U.S. Treasury Securities–38.11%

U.S. Treasury Bills–0.25%(c)(d)

1.03%, 02/01/2018	135,000	134,515
1.04%, 02/01/2018	145,000	144,479
1.07%, 02/01/2018	5,000	4,982
1.10%, 02/01/2018	1,080,000	1,076,121
1.11%, 02/01/2018	10,000	9,964
		1,370,061

U.S. Treasury Notes–24.71%

0.75%, 08/31/2018	4,250,000	4,226,594
1.00%, 11/30/2018	5,000,000	4,977,734
1.25%, 12/31/2018	6,000,000	5,989,453
1.50%, 12/31/2018	2,500,000	2,503,027
1.00%, 03/15/2019	3,000,000	2,982,363
1.50%, 05/31/2019	7,000,000	7,006,973
0.75%, 07/15/2019	9,100,000	8,986,783
1.63%, 07/31/2019	2,700,000	2,707,910
1.75%, 09/30/2019	2,500,000	2,512,891
3.38%, 11/15/2019	625,000	649,487
1.50%, 04/15/2020	7,000,000	6,987,149
2.00%, 09/30/2020	6,000,000	6,063,515
1.75%, 12/31/2020	2,500,000	2,504,443
1.38%, 01/31/2021	3,000,000	2,968,067
3.13%, 05/15/2021	2,100,000	2,202,211
2.13%, 08/15/2021	2,700,000	2,733,961
2.00%, 10/31/2021	2,500,000	2,517,578
2.00%, 11/15/2021	3,300,000	3,325,008
2.00%, 12/31/2021	3,000,000	3,017,988
1.88%, 03/31/2022	6,000,000	5,996,485
1.75%, 05/15/2022	6,000,000	5,966,953
2.13%, 06/30/2022	3,000,000	3,028,125
2.00%, 07/31/2022	2,000,000	2,007,422
1.63%, 08/31/2022	5,000,000	4,930,273
1.63%, 11/15/2022	2,000,000	1,968,594
2.13%, 12/31/2022	7,000,000	7,049,492
1.63%, 04/30/2023	4,000,000	3,916,641
1.63%, 05/31/2023	1,400,000	1,369,484
1.63%, 10/31/2023	625,000	609,216
2.13%, 11/30/2023	7,000,000	7,019,824
2.13%, 03/31/2024	4,000,000	3,999,688
2.13%, 07/31/2024	3,000,000	2,994,434
1.50%, 08/15/2026	10,250,000	9,594,165
2.38%, 05/15/2027	1,000,000	1,003,887
		136,317,818

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

U.S. Treasury Bonds–9.16%

8.75%, 05/15/2020	$1,200,000	$ 1,422,680
7.88%, 02/15/2021	1,100,000	1,322,191
5.38%, 02/15/2031	3,800,000	5,087,324
3.38%, 05/15/2044	6,000,000	6,611,367
3.00%, 05/15/2045	7,000,000	7,204,805
2.88%, 08/15/2045	750,000	753,076
3.00%, 11/15/2045	3,000,000	3,086,016
2.50%, 05/15/2046	6,000,000	5,572,034
2.25%, 08/15/2046	6,550,000	5,755,560
3.00%, 05/15/2047	3,800,000	3,908,062
2.75%, 08/15/2047	10,000,000	9,777,539
		50,500,654

U.S. Treasury Inflation - Indexed Notes–3.99%(e)

0.13%, 04/15/2021	16,422,633	16,471,548
0.13%, 04/15/2022	5,536,245	5,536,084
		22,007,632
Total U.S. Treasury Securities (Cost $210,248,523)		210,196,165

Non-U.S. Government Sponsored Agency Securities –14.94%

Collateralized Mortgage Obligations–12.92%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, Variable Rate Pass Through Ctfs., 1.05%, 09/15/2048(b)	16,665,938	905,572
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 4.23% (1 mo. USD LIBOR + 3.00%), 05/15/2032(a)(f)	2,460,000	2,466,135
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 3.35%, 01/25/2035(b)	736,021	750,271
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(f)	2,666,390	2,683,587
Series 2016-2, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(f)	3,075,239	3,086,504
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 2.28% (1 mo. USD LIBOR + 1.05%), 06/08/2030 (a)(f)	5,732,684	5,736,442
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(b)(f)	4,740,000	4,797,207
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/2048(b)	6,200,000	6,517,548

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 3.13% (1 mo. USD LIBOR + 1.90%), 03/15/2028(a)(f)	$7,100,000	$ 7,106,201
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $8,327,946) (f)	8,046,325	8,368,178
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.65% (PNMR - 3.00%), 09/08/2039 (Acquired 11/05/2010; Cost $13,217,806) (a)(f)	12,794,004	13,177,824
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(f)	3,386,912	3,386,318
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.89% (1 mo. USD LIBOR + 3.66%), 08/15/2026(a)(f)	3,000,000	3,043,243
Towd Point Mortgage Trust, Series 2015-1, Class AES, Variable Rate Pass Through Ctfs., 3.00%, 10/25/2053(b)(f)	3,202,789	3,243,597
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.27%, 05/15/2048(b)	5,900,000	5,978,129
		71,246,756

Bonds & Notes–2.02%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	3,800,000	4,486,937
Private Export Funding Corp., Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	1,540,000	1,682,012
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	4,980,135
		11,149,084
Total Non-U.S. Government Sponsored Agency Securities (Cost $81,064,513)		82,395,840

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–2.06%

Federal Home Loan Bank (FHLB)–1.18%

Unsec. Bonds, 3.38%, 06/12/2020	$6,220,000	$ 6,497,194

Financing Corp (FICO)–0.52%

Sec. Bonds, 9.80%, 04/06/2018	700,000	730,946
Series E, Sec. Bonds, 9.65%, 11/02/2018	1,985,000	2,160,534
		2,891,480

Tennessee Valley Authority (TVA)–0.36%

Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	1,990,082
Total U.S. Government Sponsored Agency Securities (Cost $11,215,226)		11,378,756

	Shares	Value

Money Market Funds–0.41%

Government & Agency Portfolio – Institutional Class, 0.93% (Cost $2,279,810)(g)	2,279,810	$ 2,279,810

Options Purchased–0.04%

(Cost $175,312)(h)		229,441
TOTAL INVESTMENTS IN SECURITIES–99.62% (Cost $544,361,676)		549,460,164
OTHER ASSETS LESS LIABILITIES–0.38%		2,074,844
NET ASSETS–100.00%		$ 551,535,008

Investment Abbreviations:

ACES	—Automatically Convertible Extendable Security

ARM	—Adjustable Rate Mortgage

Ctfs.	—Certificates

Gtd.	—Guaranteed

IO	—Interest Only

LIBOR	—London Interbank Offered Rate

PNMR	—Panamanian Mortgage Reference Rate

REMICs	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

STRIPS	—Separately Traded Registered Interest and Principal Security

Unsec.	—Unsecured

USD	—United States Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2017.

(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect September 30, 2017.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1E and Note 1I.

(e)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $57,095,236, which represented 10.35% of the Fund’s Net Assets.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

(h)	The table below details options purchased: See Note 1H.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value	Value
10 Year Interest Rate Swap	Put	Citibank, N.A.	2.25%	Pay	3 Month USD LIBOR	Quarterly	03/26/2018	$5,500,000	$114,722
10 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	2.25	Pay	3 Month USD LIBOR	Quarterly	03/26/2018	5,500,000	114,719
Total Options Purchased – Interest Rate Risk (Cost $175,313)								$229,441

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Euro 90 Day Notes	27	December-2017	$ 6,650,100	$(734)	$(734)
Euro 90 Day Notes	27	March-2018	6,642,675	(2,421)	(2,421)
Euro 90 Day Notes	27	June-2018	6,635,250	(5,121)	(5,121)
Euro 90 Day Notes	27	September-2018	6,629,850	(6,471)	(6,471)
Euro 90 Day Notes	27	December-2018	6,624,113	(6,471)	(6,471)
Euro 90 Day Notes	27	March-2019	6,621,075	(6,471)	(6,471)
Euro 90 Day Notes	27	June-2019	6,618,038	(6,809)	(6,809)
Euro 90 Day Notes	27	September-2019	6,615,338	(7,146)	(7,146)
U.S. Treasury 10 Year Notes	68	December-2017	8,521,250	(68,178)	(68,177)
U.S. Treasury Long Bonds	15	December-2017	2,292,188	(37,004)	(37,004)
U.S. Treasury Ultra Bonds	136	December-2017	22,457,000	(383,553)	(383,553)
Subtotal—Long				(530,379)	(530,378)
Short Futures Contracts
U.S. Treasury 2 Year Notes	224	December-2017	(48,317,500)	76,927	76,927
U.S. Treasury 5 Year Notes	91	December-2017	(10,692,500)	19,487	19,486
U.S. Treasury 10 Year Ultra Bonds	93	December-2017	(12,492,516)	153,257	153,257
Subtotal—Short				249,671	249,670
Total Futures Contracts – Interest Rate Risk				$(280,708)	$(280,708)

	Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized (Depreciation)
Pay	3 Month USD LIBOR	Quarterly	(2.245)%	Semi- Annually	03/28/2028	USD	2,750,000	$—	$(24,914)	$(24,914)
Pay	3 Month USD LIBOR	Quarterly	(2.245)	Semi- Annually	03/28/2028	USD	2,750,000	—	(24,914)	(24,914)
	Total Centrally Cleared Interest Rate Swap Agreements—Interest Rate Risk							$—	$(49,828)	$(49,828)

Abbreviations:

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

E.	Futures Contracts – (continued)

liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

H.	Put Options Purchased and Written – (continued)

additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

I.	Swap Agreements – (continued)

master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of <<ReportDate_F1A1C0>> for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$242,980,152	$—	$242,980,152
U.S. Treasury Securities	—	210,196,165	—	210,196,165
Non-U.S. Government Sponsored Agency Securities	—	82,395,840	—	82,395,840
U.S. Government Sponsored Agency Securities	—	11,378,756	—	11,378,756
Money Market Funds	2,279,810	—	—	2,279,810
Options Purchased	—	229,441	—	229,441
	2,279,810	547,180,354	—	549,460,164
Futures Contracts*	(280,708)	—	—	(280,708)
Swap Agreements*	—	(49,828)	—	(49,828)
Total Investments	$1,999,102	$547,130,526	$—	$549,129,628

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2017:

Derivative Assets	Value
Interest Rate Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$249,670
Options purchased, at value—OTC(a)	229,441
Total Derivative Assets	479,111
Derivatives not subject to master netting agreements	249,670
Total Derivative Assets subject to master netting agreements	$229,441

Derivative Liabilities	Value
Interest Rate Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(530,378)
Unrealized depreciation on swap agreements—Centrally Cleared	(49,828)
Total Derivative Liabilities	(580,206)
Derivatives not subject to master netting agreements	(530,378)
Total Derivative Liabilities subject to master netting agreements	$(49,828)
(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended September 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	2,601,038
Options purchased(a)	(295,000)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(258,206)
Options purchased(a)	152,986
Swap agreements	(49,828)
Total	$2,150,990
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the nine month average notional value of futures contracts, the five month average notional value of options purchased and the one month average notional value of swap agreements outstanding during the period.

	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$157,511,779	$10,200,000	$5,500,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VK-VIGRI-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.08%

Aerospace & Defense–1.64%

General Dynamics Corp.	158,862	$32,658,850

Apparel, Accessories & Luxury Goods–1.04%

Michael Kors Holdings Ltd. (b)	432,825	20,710,676

Asset Management & Custody Banks–2.80%

Northern Trust Corp.	228,640	21,018,875
State Street Corp.	362,729	34,655,129
		55,674,004

Automobile Manufacturers–1.72%

General Motors Co.	846,735	34,191,159

Biotechnology–0.78%

Amgen Inc.	83,669	15,600,085

Broadcasting–0.27%

CBS Corp. -Class B	92,796	5,382,168

Building Products–1.59%

Johnson Controls International PLC	784,598	31,611,453

Cable & Satellite–2.25%

Charter Communications, Inc. -Class A (b)	52,310	19,010,500
Comcast Corp. -Class A	667,507	25,685,670
		44,696,170

Communications Equipment–3.05%

Cisco Systems, Inc.	985,645	33,147,241
Juniper Networks, Inc.	988,874	27,520,364
		60,667,605

Data Processing & Outsourced Services–0.77%

PayPal Holdings, Inc. (b)	238,884	15,295,743

Diversified Banks–13.78%

Bank of America Corp.	3,348,345	84,847,062
Citigroup Inc.	1,569,530	114,167,612
JPMorgan Chase & Co.	786,629	75,130,936
		274,145,610

Diversified Metals & Mining–0.73%

BHP Billiton Ltd. (Australia)	721,065	14,579,396

Drug Retail–3.01%

CVS Health Corp.	294,254	23,928,735
Walgreens Boots Alliance, Inc.	464,953	35,903,671
		59,832,406

Electric Utilities–1.30%

FirstEnergy Corp.	270,319	8,333,935
PG&E Corp.	257,711	17,547,542
		25,881,477

	Shares	Value

Fertilizers & Agricultural Chemicals–1.46%

Agrium Inc. (Canada)	139,081	$14,910,874
Mosaic Co. (The)	649,434	14,021,280
		28,932,154

Health Care Distributors–1.62%

Cardinal Health, Inc.	291,712	19,521,367
McKesson Corp.	82,153	12,619,522
		32,140,889

Health Care Equipment–2.11%

Baxter International Inc.	298,197	18,711,862
Medtronic PLC	299,636	23,302,691
		42,014,553

Home Improvement Retail–0.93%

Kingfisher PLC (United Kingdom)	4,642,566	18,571,186

Hotels, Resorts & Cruise Lines–1.94%

Carnival Corp.	598,967	38,675,299

Industrial Conglomerates–0.53%

General Electric Co.	436,725	10,560,011

Industrial Machinery–1.27%

Ingersoll-Rand PLC	283,410	25,271,670

Insurance Brokers–3.11%

Aon PLC	192,065	28,060,696
Marsh & McLennan Cos., Inc.	178,153	14,931,003
Willis Towers Watson PLC	121,720	18,772,876
		61,764,575

Integrated Oil & Gas–5.42%

Occidental Petroleum Corp.	630,425	40,479,589
Royal Dutch Shell PLC -Class A (United Kingdom)	1,463,134	44,087,371
TOTAL S.A. (France)	430,896	23,175,037
		107,741,997

Integrated Telecommunication Services–0.93%

Orange S.A. (France)	267,589	4,383,411
Verizon Communications Inc.	284,026	14,056,447
		18,439,858

Internet Software & Services–1.45%

eBay Inc. (b)	752,048	28,923,766

Investment Banking & Brokerage–5.47%

Charles Schwab Corp. (The)	544,434	23,813,543
Goldman Sachs Group, Inc. (The)	105,055	24,917,995
Morgan Stanley	1,247,286	60,081,767
		108,813,305

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

IT Consulting & Other Services–1.44%

Cognizant Technology Solutions Corp. -Class A	394,114	$28,589,030

Managed Health Care–0.88%

Anthem, Inc.	92,570	17,577,192

Multi-Line Insurance–1.04%

American International Group, Inc.	338,285	20,767,316

Oil & Gas Equipment & Services–2.58%

Baker Hughes, a GE Co.	540,127	19,779,450
TechnipFMC PLC (United Kingdom)(b)	1,132,053	31,606,920
		51,386,370

Oil & Gas Exploration & Production–6.61%

Anadarko Petroleum Corp.	396,712	19,379,381
Apache Corp.	931,008	42,640,167
Canadian Natural Resources Ltd. (Canada)	1,081,370	36,216,102
Devon Energy Corp.	905,858	33,254,047
		131,489,697

Other Diversified Financial Services–0.68%

Voya Financial, Inc.	340,984	13,601,852

Packaged Foods & Meats–1.18%

Mondelez International, Inc. -Class A	575,513	23,400,359

Pharmaceuticals–6.56%

Bristol-Myers Squibb Co.	258,528	16,478,575
Merck & Co., Inc.	464,770	29,759,223
Novartis AG (Switzerland)	314,103	26,957,770
Pfizer Inc.	1,007,433	35,965,358
Sanofi (France)	213,426	21,215,423
		130,376,349

Railroads–1.20%

CSX Corp.	441,032	23,930,396

Regional Banks–8.40%

BB&T Corp.	180,830	8,488,160
Citizens Financial Group, Inc.	1,281,368	48,525,406
Comerica Inc.	292,184	22,281,952
Fifth Third Bancorp	1,238,001	34,639,268
First Horizon National Corp.	838,130	16,050,189
PNC Financial Services Group, Inc. (The)	274,901	37,048,408
		167,033,383

Semiconductors–2.30%

Intel Corp.	580,124	22,091,122
QUALCOMM Inc.	455,741	23,625,613
		45,716,735

Systems Software–2.24%

Oracle Corp.	923,220	44,637,687

Tobacco–1.31%

Philip Morris International Inc.	234,183	25,996,655

	Shares	Value

Wireless Telecommunication Services–0.69%

Vodafone Group PLC -ADR (United Kingdom)	479,717	$13,652,746
Total Common Stocks & Other Equity Interests (Cost $1,574,902,511)		1,950,931,832

Money Market Funds–2.05%
Government & Agency Portfolio – Institutional Class, 0.93% (c)	24,439,806	24,439,806
Treasury Portfolio – Institutional Class, 0.90% (c)	16,293,207	16,293,207
Total Money Market Funds (Cost $40,733,013)		40,733,013
TOTAL INVESTMENTS IN SECURITIES–100.13% (Cost $1,615,635,524)		1,991,664,845
OTHER ASSETS LESS LIABILITIES–(0.13)%		(2,559,032)
NET ASSETS–100.00%		$1,989,105,813

Investment Abbreviations:

ADR            — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/06/2017	Bank of New York Mellon (The)	AUD	7,733,984	USD	6,165,068	$99,835
10/06/2017	Bank of New York Mellon (The)	CAD	15,710,956	USD	12,595,467	4,045
10/06/2017	Bank of New York Mellon (The)	CHF	9,471,911	USD	10,051,906	264,166
10/06/2017	Bank of New York Mellon (The)	EUR	15,027,756	USD	18,134,219	366,087
10/06/2017	State Street Bank and Trust Co.	AUD	7,733,984	USD	6,165,277	100,044
10/06/2017	State Street Bank and Trust Co.	CAD	15,710,956	USD	12,598,649	7,227
10/06/2017	State Street Bank and Trust Co.	CHF	9,471,911	USD	10,050,700	262,961
10/06/2017	State Street Bank and Trust Co.	EUR	15,027,757	USD	18,142,560	374,427
10/06/2017	State Street Bank and Trust Co.	USD	82,199	GBP	62,751	1,912
Subtotal						1,480,704
10/06/2017	Bank of New York Mellon (The)	GBP	20,628,651	USD	26,723,901	(926,806)
10/06/2017	State Street Bank and Trust Co.	GBP	21,210,621	USD	27,503,178	(927,604)
10/06/2017	State Street Bank and Trust Co.	USD	740,291	AUD	921,296	(17,783)
10/06/2017	State Street Bank and Trust Co.	USD	70,629	CAD	86,306	(1,459)
10/06/2017	State Street Bank and Trust Co.	USD	53,120	CHF	50,581	(852)
10/06/2017	State Street Bank and Trust Co.	USD	88,313	EUR	73,546	(1,356)
Subtotal						(1,875,860)
Total Forward Foreign Currency Contracts—Currency Risk						$(395,156)

Abbreviations:

AUD	—	Australian Dollar	CHF	—	Swiss Franc	GBP	—	British Pound Sterling
CAD	—	Canadian Dollar	EUR	—	Euro	USD	—	U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $48,173,193 and from Level 2 to Level 1 of $81,621,364, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,879,583,602	$71,348,230	$—	$1,950,931,832
Money Market Funds	40,733,013	—	—	40,733,013
	1,920,316,615	71,348,230	—	1,991,664,845
Forward Foreign Currency Contracts*	—	(395,156)	—	(395,156)
Total Investments	$1,920,316,615	$70,953,074	$—	$1,991,269,689

* Unrealized appreciation (depreciation).

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIHYI-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–94.16%

Advertising–0.72%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$1,290,000	$1,402,875

Aerospace & Defense–1.97%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	380,000	368,600
7.50%, 03/15/2025(b)	300,000	300,375
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	640,000	672,800
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	442,000	464,100
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	157,000	162,691
6.50%, 05/15/2025	1,820,000	1,881,425
		3,849,991

Agricultural & Farm Machinery–0.46%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	861,000	891,135

Air Freight & Logistics–0.13%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	249,000	262,695

Airlines–0.23%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	400,000	458,000

Alternative Carriers–0.68%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	753,000	772,766
5.38%, 05/01/2025	540,000	558,900
		1,331,666

Aluminum–1.03%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	1,057,000	1,173,171
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	796,000	829,830
		2,003,001

Apparel Retail–1.54%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	413,000	447,856

	Principal Amount	Value

Apparel Retail–(continued)

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	$882,000	$ 758,520
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	1,223,000	1,311,667
6.75%, 07/01/2036	101,000	97,718
6.88%, 11/01/2035	404,000	396,930
		3,012,691

Auto Parts & Equipment–0.52%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	270,000	285,862
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	498,000	522,900
Delphi Jersey Holdings PLC, Sr. Unsec. Notes, 5.00%, 10/01/2025(b)	206,000	210,236
		1,018,998

Automobile Manufacturers–0.00%

Motors Liquidation Co., Sr. Unsec. Deb., 0.00%, 07/15/2033(c)(d)	1,060,000	0

Automotive Retail–0.39%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	248,000	258,540
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	472,000	510,940
		769,480

Broadcasting–2.75%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	694,000	719,157
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	1,097,000	1,091,515
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	631,000	688,579
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	540,000	562,950
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	4,000	4,230
5.38%, 07/15/2026(b)	620,000	654,100
6.00%, 07/15/2024(b)	968,000	1,046,650
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	581,000	608,598
		5,375,779

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Building Products–1.32%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	$408,000	$ 441,915
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	735,000	841,575
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	721,000	745,333
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	515,000	538,819
		2,567,642

Cable & Satellite–9.17%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	127,000	128,429
5.00%, 04/01/2024	500,000	518,125
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	620,000	645,575
5.75%, 01/15/2024	40,000	41,700
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,795,000	1,891,481
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	219,500
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	1,955,000	2,262,912
10.88%, 10/15/2025(b)	445,000	552,356
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,714,000	1,795,415
7.88%, 09/01/2019	1,111,000	1,215,156
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	1,092,000	1,239,420
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	330,000	282,150
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	999,000	969,030
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	905,000	946,856
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	764,000	827,985
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	885,000	931,463
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	450,000	469,125
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	450,000	474,188

	Principal Amount	Value

Cable & Satellite–(continued)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	$699,000	$ 740,066
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	890,000	936,725
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	400,000	413,500
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	400,000	410,000
		17,911,157

Casinos & Gaming–2.79%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	690,000	741,750
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	448,000	456,266
MGM Resorts International, Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	675,000	748,406
7.75%, 03/15/2022	519,000	608,528
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	614,000	631,652
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	1,045,000	1,157,337
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	694,000	706,579
5.50%, 03/01/2025(b)	385,000	401,363
		5,451,881

Coal & Consumable Fuels–0.25%

SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	469,000	484,243

Commodity Chemicals–0.25%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	460,000	492,775

Construction & Engineering–0.15%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	277,000	287,734

Construction Machinery & Heavy Trucks–0.84%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	592,000	632,700
6.75%, 06/15/2021	316,000	329,035
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	179,000	188,845

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	$456,000	$ 479,940
		1,630,520

Consumer Finance–1.84%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	454,000	477,835
5.13%, 09/30/2024	1,391,000	1,507,496
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	325,000	366,438
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	345,000	378,249
8.00%, 03/25/2020	785,000	870,020
		3,600,038

Copper–0.47%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	880,000	908,600

Data Processing & Outsourced Services–1.20%

First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	2,180,000	2,340,775

Diversified Banks–2.03%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Variable Rate Notes, 8.00% (3 mo. USD LIBOR + 3.63%)(e)(f)	197,000	200,940
Citigroup Inc., Series R, Jr. Unsec. Sub. Global Variable Rate Notes, 6.13% (3 mo. USD LIBOR + 4.48%)(e)(f)	740,000	795,500
Series T, Jr. Unsec. Sub. Global Variable Rate Notes, 6.25% (3 mo. USD LIBOR + 4.52%)(e)(f)	664,000	747,000
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	365,000	470,078
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Variable Rate Notes, 7.90% (3 mo. USD LIBOR + 3.47%)(e)(f)	445,000	458,350
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	1,219,000	1,300,290
		3,972,158

Diversified Chemicals–0.91%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	1,154,000	1,240,550
7.00%, 05/15/2025	220,000	244,750

	Principal Amount	Value

Diversified Chemicals–(continued)

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	$285,000	$ 293,906
		1,779,206

Diversified Metals & Mining–1.49%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	1,220,000	1,166,625
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	596,000	648,150
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	513,000	543,780
Sr. Unsec. Notes, 6.13%, 10/01/2035	493,000	554,625
		2,913,180

Diversified Support Services–0.13%

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	250,000	262,813

Electric Utilities–0.16%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Variable Rate Notes, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(f)	286,000	303,160

Electrical Components & Equipment–1.12%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	1,098,000	1,150,155
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	270,000	285,188
5.00%, 10/01/2025(b)	720,000	760,500
		2,195,843

Environmental & Facilities Services–0.59%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	408,000	427,380
CD&R Waterworks Merger Sub, LLC, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	641,000	659,429
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	68,000	69,530
		1,156,339

Food Distributors–0.35%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	653,000	688,915

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Food Retail–1.82%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	$400,000	$409,000
5.00%, 10/15/2025(b)	1,150,000	1,175,875
6.00%, 04/01/2022(b)	318,000	329,528
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	783,000	735,041
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	927,000	907,301
		3,556,745

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017 (Acquired 04/01/2014; Cost $0)(b)(c)(d)(g)	40,000	4

Gas Utilities–1.30%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	390,000	415,350
5.88%, 08/20/2026	692,000	723,140
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	297,000	289,575
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	1,105,000	1,107,763
		2,535,828

General Merchandise Stores–0.16%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	287,000	303,861

Health Care Equipment–0.65%

Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(h)	526,000	547,040
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	545,000	566,119
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	111,000	115,717
5.25%, 06/15/2024	43,000	45,580
		1,274,456

Health Care Facilities–4.00%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	500,000	540,000
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	425,000	421,813
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	902,000	895,235
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	159,202	125,571
8.00%, 11/15/2019	450,000	440,437

	Principal Amount	Value

Health Care Facilities–(continued)

HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	$94,000	$101,520
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	170,000	188,700
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	918,000	994,882
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	334,000	384,100
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	640,000	676,800
5.88%, 02/15/2026	1,560,000	1,678,950
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	640,000	668,800
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	555,000	579,975
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	110,000	116,600
		7,813,383

Health Care Services–2.66%

DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	500,000	495,625
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	765,000	802,294
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	1,169,000	1,258,136
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	92,000	86,940
8.88%, 04/15/2021(b)	103,000	108,665
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	460,000	438,150
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	103,000	109,438
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	1,314,000	1,266,367
8.13%, 04/01/2022	615,000	628,837
		5,194,452

Home Improvement Retail–0.50%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	980,000	982,450

Homebuilding–2.72%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	365,000	363,175
6.88%, 02/15/2021(b)	446,000	457,150

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Homebuilding–(continued)

Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	$819,000	$ 867,116
8.75%, 03/15/2022	415,000	461,687
Sr. Unsec. Notes, 5.88%, 10/15/2027(b)	90,000	90,338
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	112,000	130,760
Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	183,000	190,778
5.38%, 10/01/2022	554,000	601,782
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	236,000	271,695
8.00%, 03/15/2020	119,000	134,470
Lennar Corp., Sr. Unsec. Gtd. Notes, 4.88%, 12/15/2023	350,000	371,000
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	505,000	542,244
7.15%, 04/15/2020	270,000	298,350
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	498,000	525,390
		5,305,935

Household Products–1.37%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	357,000	362,578
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	450,000	469,125
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	561,000	599,569
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	705,000	756,112
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	469,000	484,243
		2,671,627

Independent Power Producers & Energy Traders–1.76%

AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 06/01/2020	105,000	120,750
Sr. Unsec. Notes, 5.50%, 04/15/2025	1,535,000	1,621,344
Calpine Corp., Sr. Unsec. Global Notes, 5.50%, 02/01/2024	334,000	319,387
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	285,000	298,538
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	495,000	518,512
6.63%, 03/15/2023	352,000	365,640
6.63%, 01/15/2027	175,000	184,188
		3,428,359

	Principal Amount	Value

Industrial Machinery–0.18%

Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	$98,000	$ 101,430
TriMas Corp., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2025(b)	242,000	245,025
		346,455

Integrated Oil & Gas–0.16%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	469,000	307,195

Integrated Telecommunication Services–2.33%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	425,000	445,188
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	696,000	722,970
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	629,000	619,565
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	673,000	656,175
10.50%, 09/15/2022	1,080,000	946,350
11.00%, 09/15/2025	415,000	352,231
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	232,000	267,090
7.20%, 07/18/2036	442,000	548,080
		4,557,649

Internet Software & Services–1.21%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	166,000	174,922
5.38%, 03/15/2027(b)	366,000	392,535
Equinix, Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	122,000	132,218
5.88%, 01/15/2026	1,506,000	1,660,365
		2,360,040

Leisure Facilities–0.49%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	225,000	237,656
Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2027(b)	200,000	211,500
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	500,000	510,625
		959,781

Managed Health Care–0.76%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	315,000	328,388

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Managed Health Care–(continued)

Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	$340,000	$335,325
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	770,000	815,237
		1,478,950

Metal & Glass Containers–0.83%

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (Ireland), Sr. Sec. Gtd. First Lien Notes, 4.25%, 09/15/2022(b)	227,000	233,242
Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	500,000	530,625
7.25%, 05/15/2024(b)	310,000	341,000
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	90,000	95,738
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	405,000	423,731
		1,624,336

Movies & Entertainment–0.69%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	860,000	850,325
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	466,000	490,465
		1,340,790

Oil & Gas Drilling–1.09%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	548,000	458,950
Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	472,000	422,440
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	514,000	474,165
6.50%, 12/15/2021	233,000	237,077
7.75%, 12/15/2023	94,000	96,468
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	483,000	441,945
		2,131,045

Oil & Gas Equipment & Services–0.72%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	240,000	237,000
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	521,000	535,328
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	524,000	451,950
8.25%, 06/15/2023	178,000	184,230
		1,408,508

	Principal Amount	Value

Oil & Gas Exploration & Production–6.21%

Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	$682,000	$716,100
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	725,000	701,437
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	323,000	186,533
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	420,000	427,350
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 10/01/2025	259,000	257,057
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	697,000	705,712
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	341,000	366,575
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	619,000	631,380
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	919,000	974,140
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	225,000	219,938
Sr. Unsec. Notes, 6.88%, 03/01/2021	610,000	643,550
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	716,000	708,840
Sr. Unsec. Gtd. Notes, 5.88%, 07/01/2022(b)	446,000	461,610
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	585,000	634,725
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	529,000	540,241
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	553,000	558,530
6.75%, 09/15/2026	185,000	186,388
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	781,000	757,570
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	1,053,000	1,037,205
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	673,000	673,000
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	730,000	735,475
		12,123,356

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–2.98%

Andeavor Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	$676,000	$736,840
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	144,000	154,800
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	407,000	424,297
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	800,000	837,000
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	563,000	610,855
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	457,000	481,564
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/01/2025	134,000	125,290
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	105,000	110,512
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	535,000	524,300
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.13%, 02/01/2025	484,000	499,730
5.25%, 05/01/2023	448,000	460,880
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	460,000	476,590
Sr. Unsec. Notes, 7.88%, 09/01/2021	311,000	365,425
		5,808,083

Other Diversified Financial Services–0.63%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	492,000	519,723
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	509,000	528,087
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	171,000	178,909
		1,226,719

Packaged Foods & Meats–1.18%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	276,000	282,900
JBS Investments GmbH (Brazil), Gtd. Notes, 7.25%, 04/03/2024(b)	525,000	526,313
JBS USA Lux S.A./JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	180,000	178,875

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	$420,000	$440,475
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	814,000	875,050
		2,303,613

Paper Packaging–0.21%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.13%, 08/15/2024	30,000	31,125
4.88%, 11/15/2022	350,000	373,188
		404,313

Paper Products–1.03%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	644,000	644,000
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/2024	259,000	270,979
7.75%, 12/01/2022	230,000	244,950
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	326,000	331,705
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	542,000	525,062
		2,016,696

Pharmaceuticals–1.37%

Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	240,000	199,200
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	16,000	15,000
5.88%, 05/15/2023(b)	200,000	177,250
6.13%, 04/15/2025(b)	410,000	360,800
7.00%, 10/01/2020(b)	251,000	254,451
7.25%, 07/15/2022(b)	485,000	475,906
7.50%, 07/15/2021(b)	1,200,000	1,201,500
		2,684,107

Restaurants–0.60%

Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	195,000	209,138
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	465,000	495,806
Sec. Gtd. Second Lien Notes, 8.00%, 05/01/2022(b)	195,000	207,919
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	241,000	249,435
		1,162,298

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Security & Alarm Services–0.96%

ADT Corp. (The), Sr. Sec. Gtd. First Lien Global Notes, 6.25%, 10/15/2021	$250,000	$279,063
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	1,430,000	1,585,512
		1,864,575

Semiconductors–0.34%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	618,000	660,488

Specialized Consumer Services–0.75%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	272,000	279,820
Sr. Unsec. Notes, 7.45%, 08/15/2027	1,086,000	1,178,310
		1,458,130

Specialized Finance–2.22%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Variable Rate Notes, 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(f)	434,000	476,315
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	160,000	179,200
Sr. Unsec. Notes, 5.00%, 04/01/2023	796,000	855,700
5.50%, 02/15/2022	512,000	560,640
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	165,000	178,612
5.00%, 08/01/2023	1,156,000	1,249,925
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	640,000	682,400
5.75%, 08/15/2025(b)	140,000	153,300
		4,336,092

Specialized REIT’s–0.50%

Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	416,000	442,520
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	510,000	536,775
		979,295

Specialty Chemicals–2.15%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	520,000	553,280
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	472,000	493,830

	Principal Amount	Value

Specialty Chemicals–(continued)

GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	$516,000	$583,725
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	596,000	686,145
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	738,000	788,737
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	415,000	450,275
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	388,000	414,675
Venator Finance S.a.r.l./Venator Materials Corp. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.75%, 07/15/2025(b)	215,000	224,138
		4,194,805

Steel–1.15%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	506,000	608,465
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	583,000	622,353
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	981,000	1,007,977
		2,238,795

Technology Distributors–0.29%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	538,000	568,935

Technology Hardware, Storage & Peripherals–2.48%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	1,202,000	1,293,652
Dell International LLC/EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	1,447,000	1,602,552
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	569,000	615,943
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	1,134,000	1,338,120
		4,850,267

Trading Companies & Distributors–1.13%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	649,000	679,016
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 09/01/2025(b)	791,000	838,460

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Trading Companies & Distributors–(continued)

Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	$470,000	$512,300
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	41,000	44,229
Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2026	120,000	130,650
		2,204,655

Trucking–1.49%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	305,000	306,144
6.38%, 04/01/2024(b)	150,000	157,125
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	193,000	199,755
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	245,000	242,550
6.75%, 04/15/2019	465,000	465,581
7.38%, 01/15/2021	440,000	443,300
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	1,068,000	1,090,695
		2,905,150

Wireless Telecommunication Services–5.61%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	430,000	474,075
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	800,000	852,000
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.63%, 02/15/2025(b)	207,000	223,301
7.75%, 05/15/2022(b)	700,000	743,750
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	440,000	466,400
CB Escrow Corp., Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	94,000	94,940
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	178,000	184,675
4.88%, 09/01/2024	808,000	835,270
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	1,566,000	1,738,260
7.63%, 02/15/2025	535,000	616,588
7.88%, 09/15/2023	1,814,000	2,108,775
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	1,168,000	1,290,640
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	647,000	697,951

	Principal Amount		Value

Wireless Telecommunication Services–(continued)

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)		$595,000	$618,800
			10,945,425
Total U.S. Dollar Denominated Bonds & Notes (Cost $177,533,464)			183,840,936

	Shares

Exchange-Traded Funds–2.91%

iShares® 0-5 Year High Yield Corporate Bond ETF		40,000	1,913,200
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF		135,000	3,775,950
Total Exchange-Traded Funds (Cost $5,693,800)			5,689,150

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.63%(i)

Casinos & Gaming–0.13%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 5/15/2023(b)	EUR	200,000	248,896

Food Retail–0.23%

Iceland Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 4.63%, 03/15/2025(b)	GBP	350,000	459,661

Health Care Services–0.27%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	400,000	518,845
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,138,583)			1,227,402

Variable Rate Senior Loan Interests–0.51%(j)

Food & Drug Retailers–0.51%

Albertson’s LLC, Term Loan B-4, —%, 08/25/2021 (Cost $982,271) (k)		$1,024,433	989,940

U.S. Treasury Bills–0.19%(l)(m)

1.05%, 02/01/2018		5,000	4,982
1.09%, 02/01/2018		365,000	363,689
Total U.S. Treasury Bills (Cost $368,606)			368,671

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Shares	Value

Preferred Stock–0.07%

Specialized Finance–0.07%

CIT Group Inc., Series A, 5.80% Variable Rate Pfd. (3 mo. USD LIBOR + 3.97%) (Cost $120,000)(f)	120,000	$ 125,100

Common Stocks & Other Equity Interests–0.00%

Automobile Manufacturers–0.00%

Motors Liquidation Co. GUC Trust	1	10

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (n)	318,570	159
Adelphia Recovery Trust -Series Arahova (n)	109,170	328
		487

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (d)(o)	269,616	1,011
Total Common Stocks & Other Equity Interests (Cost $143,574)		1,508

Money Market Funds–0.26%

Government & Agency Portfolio-Institutional Class, 0.93% (p)	303,099	303,099

Treasury Portfolio-Institutional Class, 0.90% (p)	202,065	202,065
Total Money Market Funds (Cost $505,164)		505,164
TOTAL INVESTMENTS IN SECURITIES–98.73% (Cost $186,485,462)		192,747,871
OTHER ASSETS LESS LIABILITIES–1.27%		2,488,921

NET ASSETS–100.00%		$195,236,792

Investment Abbreviations:

Deb.	—Debentures
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
LIBOR	—London Interbank Offered Rate
Pfd.	—Preferred
PIK	—Pay-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
USD	—United States Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $75,727,292, which represented 38.79% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2017 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 2.

(e)	Perpetual bond with no specified maturity date.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2017.

(g)	Acquired as part of the Sino-Forest Corp. reorganization.

(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	This variable rate interest will settle after September 30, 2017, at which time the interest rate will be determined.

(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(m)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1I.

(n)	Acquired as part of the Adelphia Communications bankruptcy reorganization.

(o)	Non-income producing security.

(p)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
11/30/2017	Citigroup Global Markets Inc.	GBP	353,033	USD	452,887	$ (21,087)
11/30/2017	Deutsche Bank Securities Inc.	EUR	696,478	USD	823,184	(2,790)
Total Forward Foreign Currency Contracts—Currency Risk						$ (23,877)

Open Centrally Cleared Credit Default Swap Agreements-Credit Risk
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(q)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Markit CDX North America High Yield Index, Series 28, Version 1	Sell	5.00%	Quarterly	06/20/2022	3.13%	$ 7,000,000	$470,873	$538,475	$67,602

Currency Abbreviations:

EUR	—	Euro	GBP	—	British Pound Sterling	USD	—	U.S. Dollar

(a)	Implied credit spreads represent the current level, as of September 30, 2017, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Invesco V.I. High Yield Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. High Yield Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Invesco V.I. High Yield Fund

H.	Swap Agreements – (Continued)

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. High Yield Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the the nine months ended September 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$ —	$ 183,840,932	$ 4	$ 183,840,936
Exchange-Traded Funds	5,689,150	—	—	5,689,150
Non-U.S. Dollar Denominated Bonds & Notes	—	1,227,402	—	1,227,402
Variable Rate Senior Loan Interests	—	989,940	—	989,940
U.S. Treasury Bills	—	368,671	—	368,671
Preferred Stock	—	125,100	—	125,100
Common Stocks & Other Equity Interests	10	487	1,011	1,508
Money Market Funds	505,164	—	—	505,164
	6,194,324	186,552,532	1,015	192,747,871
Forward Foreign Currency Contracts*	—	(23,877)	—	(23,877)
Swap Agreements*	—	67,602	—	67,602
Total Investments	$ 6,194,324	$ 186,596,257	$ 1,015	$ 192,791,596
*	Unrealized appreciation (depreciation).

NOTE 3 — Investments in Affiliates

The Fund’s Adviser and the adviser for PowerShares Senior Loan Portfolio are subsidiaries of Invesco Ltd. and therefore, PowerShares Senior Loan Portfolio is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in PowerShares Senior Loan Portfolio for the nine months ended September 30, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 09/30/17	Dividend Income
PowerShares Senior Loan Portfolio	$ 1,868,800	$ 1,167,000	$ (3,018,690)	$ (13,832)	$ (3,278)	$ -	$ 42,615

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIIGR-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.32%

Australia–4.30%

Amcor Ltd.	3,711,132	$44,400,560
Brambles Ltd.	3,897,291	27,598,995
CSL Ltd.	145,660	15,303,743
		87,303,298

Brazil–6.26%

B3 S.A. - Brasil, Bolsa, Balcão	4,986,434	37,710,409
Banco Bradesco S.A. -ADR	3,183,388	35,240,105
Cielo S.A.	4,468,589	31,014,426
Kroton Educacional S.A.	3,646,148	23,084,173
		127,049,113

Canada–8.88%

Canadian National Railway Co.	267,670	22,176,410
Cenovus Energy Inc.	1,719,560	17,239,699
CGI Group Inc. -Class A (a)	994,516	51,566,906
Fairfax Financial Holdings Ltd.	31,248	16,260,830
Great-West Lifeco Inc.	594,623	17,112,448
PrairieSky Royalty Ltd.	899,934	23,028,444
Suncor Energy, Inc.	936,008	32,803,037
		180,187,774

China–2.48%

Baidu, Inc. -ADR(a)	72,700	18,007,063
Kweichow Moutai Co., Ltd. -Class A	415,297	32,313,363
		50,320,426

Denmark–1.76%

Carlsberg A/S -Class B	325,270	35,634,042

France–4.42%

Essilor International S.A.	163,657	20,261,395
Pernod Ricard S.A.	162,007	22,412,274
Schneider Electric S.E.	539,365	46,937,321
		89,610,990

Germany–9.88%

Allianz S.E.	186,244	41,812,133
Deutsche Boerse AG	517,219	56,062,427
Deutsche Post AG	660,329	29,395,380
GEA Group AG	366,040	16,651,647
SAP S.E.	516,191	56,548,884
		200,470,471

Hong Kong–3.57%

CK Hutchison Holdings Ltd.	3,428,268	43,996,553
Galaxy Entertainment Group Ltd.	4,020,000	28,406,630
		72,403,183

	Shares	Value

Israel–0.71%

Teva Pharmaceutical Industries Ltd. -ADR	817,847	$14,394,107

Italy–1.11%

Intesa Sanpaolo S.p.A.	6,354,809	22,472,160

Japan–6.08%

FANUC Corp.	76,200	15,436,427
Japan Tobacco Inc.	1,013,900	33,237,895
Kao Corp.	292,700	17,262,298
Keyence Corp.	31,800	16,957,330
Komatsu Ltd.	387,737	11,032,410
Yahoo! Japan Corp.	6,208,400	29,469,205
		123,395,565

Mexico–2.64%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	424,292	40,532,615
Grupo Televisa S.A.B. -ADR	531,837	13,120,419
		53,653,034

Netherlands–2.37%

ING Groep N.V.	853,592	15,738,222
Wolters Kluwer N.V.	701,755	32,425,559
		48,163,781

Singapore–1.52%

United Overseas Bank Ltd.	1,776,200	30,770,881

South Korea–2.59%

NAVER Corp.	49,539	32,291,335
Samsung Electronics Co., Ltd.	9,052	20,344,654
		52,635,989

Spain–1.54%

Amadeus IT Group S.A.	480,748	31,291,282

Sweden–2.35%

Investor AB -Class B	885,221	43,805,968
Telefonaktiebolaget LM Ericsson -Class B	667,013	3,846,814
		47,652,782

Switzerland–6.40%

Cie Financiere Richemont S.A.	226,759	20,727,300
Julius Baer Group Ltd.	609,950	36,158,337
Kuehne + Nagel International AG	65,762	12,178,400
Novartis AG	228,790	19,635,814
Roche Holding AG	95,799	24,459,319
UBS Group AG	982,117	16,787,891
		129,947,061

Taiwan–2.45%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,321,297	49,614,702

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Thailand–1.73%

Kasikornbank PCL -NVDR	5,632,800	$35,067,944

Turkey–0.96%

Akbank T.A.S.	7,339,555	19,390,067

United Kingdom–14.97%

British American Tobacco PLC	631,077	39,458,373
Compass Group PLC	1,728,519	36,700,659
Informa PLC	2,718,977	24,511,283
Lloyds Banking Group PLC	33,012,753	29,964,016
Next PLC	422,962	29,814,278
RELX PLC	2,331,912	51,156,173
Royal Dutch Shell PLC -Class B	524,923	16,140,645
Smith & Nephew PLC	1,373,425	24,835,708
Standard Life Aberdeen PLC	2,804,728	16,293,600
Unilever N.V.	588,656	34,852,508
		303,727,243

	Shares	Value

United States–2.35%

Broadcom Ltd.	196,708	$47,709,558
Total Common Stocks & Other Equity Interests (Cost $1,281,270,056)		1,852,865,453

Money Market Funds–8.31%

Government & Agency Portfolio – Institutional Class, 0.93% (b)	101,096,276	101,096,276
Treasury Portfolio – Institutional Class, 0.90% (b)	67,397,518	67,397,518
Total Money Market Funds (Cost $168,493,794)		168,493,794
TOTAL INVESTMENTS IN SECURITIES–99.63% (Cost $1,449,763,850)		2,021,359,247
OTHER ASSETS LESS LIABILITIES–0.37%		7,529,093
NET ASSETS–100.00%		$2,028,888,340

Investment Abbreviations:

ADR	— American Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $210,426,793 and from Level 2 to Level 1 of $515,471,234, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$15,303,743	$71,999,555	$—	$87,303,298
Brazil	127,049,113	—	—	127,049,113
Canada	180,187,774	—	—	180,187,774
China	50,320,426	—	—	50,320,426
Denmark	—	35,634,042	—	35,634,042
France	89,610,990	—	—	89,610,990
Germany	200,470,471	—	—	200,470,471
Hong Kong	—	72,403,183	—	72,403,183
Israel	14,394,107	—	—	14,394,107
Italy	22,472,160	—	—	22,472,160
Japan	89,175,937	34,219,628	—	123,395,565
Mexico	53,653,034	—	—	53,653,034
Netherlands	48,163,781	—	—	48,163,781
Singapore	30,770,881	—	—	30,770,881
South Korea	—	52,635,989	—	52,635,989
Spain	—	31,291,282	—	31,291,282
Sweden	—	47,652,782	—	47,652,782
Switzerland	74,152,910	55,794,151	—	129,947,061
Taiwan	49,614,702	—	—	49,614,702
Thailand	—	35,067,944	—	35,067,944
Turkey	—	19,390,067	—	19,390,067
United Kingdom	143,368,712	160,358,531	—	303,727,243
United States	47,709,558	—	—	47,709,558
Money Market Funds	168,493,794	—	—	168,493,794
Total Investments	$1,404,912,093	$616,447,154	$—	$2,021,359,247

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	I-VIMGV-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.39%

Aerospace & Defense–1.05%

General Dynamics Corp.	2,457	$505,110

Apparel, Accessories & Luxury Goods–0.69%

Michael Kors Holdings Ltd. (b)	6,952	332,653

Asset Management & Custody Banks–1.84%

Northern Trust Corp.	3,704	340,509
State Street Corp.	5,705	545,055
		885,564

Automobile Manufacturers–1.15%

General Motors Co.	13,670	551,995

Biotechnology–0.50%

Amgen Inc.	1,287	239,961

Broadcasting–0.16%

CBS Corp. -Class B	1,366	79,228

Building Products–1.01%

Johnson Controls International PLC	11,995	483,279

Cable & Satellite–1.47%

Charter Communications, Inc. -Class A (b)	833	302,729
Comcast Corp. -Class A	10,482	403,347
		706,076

Communications Equipment–1.92%

Cisco Systems, Inc.	15,050	506,132
Juniper Networks, Inc.	14,887	414,305
		920,437

Data Processing & Outsourced Services–0.52%

PayPal Holdings, Inc. (b)	3,935	251,958

Diversified Banks–9.13%

Bank of America Corp.	54,070	1,370,134
Citigroup Inc.	25,064	1,823,155
JPMorgan Chase & Co.	12,470	1,191,010
		4,384,299

Diversified Metals & Mining–0.49%

BHP Billiton Ltd. (Australia)	11,620	234,948

Drug Retail–2.06%

CVS Health Corp.	4,851	394,483
Walgreens Boots Alliance, Inc.	7,707	595,135
		989,618

Electric Utilities–0.84%

FirstEnergy Corp.	4,673	144,068
PG&E Corp.	3,777	257,176
		401,244

	Shares	Value

Fertilizers & Agricultural Chemicals–0.99%

Agrium Inc. (Canada)	2,276	$244,010
Mosaic Co. (The)	10,792	232,999
		477,009

Health Care Distributors–1.08%

Cardinal Health, Inc.	4,652	311,312
McKesson Corp.	1,353	207,834
		519,146

Health Care Equipment–1.40%

Baxter International Inc.	4,741	297,498
Medtronic PLC	4,804	373,607
		671,105

Home Improvement Retail–0.67%

Kingfisher PLC (United Kingdom)	79,864	319,472

Hotels, Resorts & Cruise Lines–1.22%

Carnival Corp.	9,071	585,714

Industrial Conglomerates–0.34%

General Electric Co.	6,775	163,819

Industrial Machinery–0.83%

Ingersoll-Rand PLC	4,446	396,450

Insurance Brokers–2.05%

Aon PLC	3,016	440,638
Marsh & McLennan Cos., Inc.	2,824	236,679
Willis Towers Watson PLC	1,989	306,763
		984,080

Integrated Oil & Gas–3.43%

Occidental Petroleum Corp.	9,411	604,281
Royal Dutch Shell PLC -Class A (United Kingdom)	22,738	685,144
TOTAL S.A. (France)	6,645	357,391
		1,646,816

Integrated Telecommunication Services–0.61%

Orange S.A. (France)	4,697	76,942
Verizon Communications Inc.	4,320	213,797
		290,739

Internet Software & Services–0.94%

eBay Inc. (b)	11,780	453,059

Investment Banking & Brokerage–3.57%

Charles Schwab Corp. (The)	8,640	377,914
Goldman Sachs Group, Inc. (The)	1,661	393,973
Morgan Stanley	19,585	943,409
		1,715,296

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value

IT Consulting & Other Services–0.96%

Cognizant Technology Solutions Corp. -Class A	6,347	$460,411

Managed Health Care–0.58%

Anthem, Inc.	1,470	279,124

Multi-Line Insurance–0.71%

American International Group, Inc.	5,586	342,925

Oil & Gas Equipment & Services–1.73%

Baker Hughes, a GE Co.	8,341	305,447
TechnipFMC PLC (United Kingdom)(b)	18,779	524,310
		829,757

Oil & Gas Exploration & Production–4.30%

Anadarko Petroleum Corp.	6,540	319,479
Apache Corp.	14,856	680,405
Canadian Natural Resources Ltd. (Canada)	15,356	514,287
Devon Energy Corp.	14,937	548,337
		2,062,508

Other Diversified Financial Services–0.46%

Voya Financial, Inc.	5,568	222,107

Packaged Foods & Meats–0.79%

Mondelez International, Inc. -Class A	9,315	378,748

Pharmaceuticals–4.26%

Bristol-Myers Squibb Co.	4,432	282,496
Merck & Co., Inc.	7,095	454,293
Novartis AG (Switzerland)	4,695	402,947
Pfizer Inc.	15,656	558,919
Sanofi (France)	3,512	349,107
		2,047,762

Railroads–0.78%

CSX Corp.	6,906	374,720

Regional Banks–5.52%

BB&T Corp.	2,969	139,365
Citizens Financial Group, Inc.	20,398	772,472
Comerica Inc.	4,589	349,957
Fifth Third Bancorp	19,546	546,897
First Horizon National Corp.	13,582	260,096
PNC Financial Services Group, Inc. (The)	4,317	581,802
		2,650,589

Semiconductors–1.50%

Intel Corp.	9,071	345,423
QUALCOMM Inc.	7,189	372,678
		718,101

Systems Software–1.52%

Oracle Corp.	15,086	729,408

Tobacco–0.83%

Philip Morris International Inc.	3,572	396,528

	Shares	Value

Wireless Telecommunication Services–0.49%
Vodafone Group PLC -ADR (United Kingdom)	8,218	$233,884
Total Common Stocks & Other Equity Interests (Cost $25,019,637)		30,915,647

	Principal Amount

Bonds & Notes–23.52%

Aerospace & Defense–0.20%

Northrop Grumman Corp., Sr. Unsec. Global Notes, 1.75%, 06/01/2018	$60,000	60,093
Precision Castparts Corp., Sr. Unsec. Global Notes, 1.25%, 01/15/2018	25,000	24,991
United Technologies Corp., Sr. Unsec. Global Notes, 4.05%, 05/04/2047	9,000	9,102
		94,186

Air Freight & Logistics–0.14%

United Parcel Service, Inc., Sr. Unsec. Global Notes, 1.13%, 10/01/2017	65,000	64,999
Sr. Unsec. Notes, 3.40%, 11/15/2046	4,000	3,819
		68,818

Airlines–0.13%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	21,446	21,910
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	26,559	27,554
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(c)	10,032	10,509
		59,973

Application Software–0.75%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	117,000	136,012
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(d)	127,000	119,539
RealPage, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2022(c)	24,000	28,020
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(c)	75,000	74,766
		358,337

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Asset Management & Custody Banks–0.71%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	$40,000	$40,987
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(c)	150,000	168,515
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	25,000	25,815
Carlyle Holdings Finance LLC, Sr. Unsec. Gtd. Notes, 3.88%, 02/01/2023(c)	15,000	15,518
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	85,000	92,005
		342,840

Automobile Manufacturers–0.51%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	200,000	205,047
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	16,000	19,039
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	21,000	22,829
		246,915

Biotechnology–0.81%

AbbVie Inc., Sr. Unsec. Global Notes, 4.50%, 05/14/2035	38,000	40,913
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	117,000	140,619
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/2044	100,000	107,872
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	25,000	27,031
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024(c)	62,000	70,719
		387,154

Brewers–0.47%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	30,000	30,508
3.30%, 02/01/2023	25,000	25,941
4.70%, 02/01/2036	45,000	49,717
4.90%, 02/01/2046	47,000	53,744
Heineken NV (Netherlands), Sr. Unsec. Notes, 3.50%, 01/29/2028(c)	35,000	35,550
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	13,000	12,868
4.20%, 07/15/2046	16,000	15,988
		224,316

	Principal Amount	Value

Broadcasting–0.93%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(d)	$55,000	$58,713
Sr. Unsec. Conv. Notes, 1.00%, 01/30/2023(c)	20,000	23,875
1.38%, 10/15/2023	299,000	363,225
		445,813

Cable & Satellite–0.77%

Charter Communications Operating, LLC/ Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes, 4.46%, 07/23/2022	60,000	63,325
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	150,000	153,781
DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	136,000	152,830
		369,936

Communications Equipment–0.79%

Ciena Corp., Sr. Unsec. Conv. Bonds, 4.00%, 12/15/2020	75,000	99,938
Finisar Corp., Sr. Unsec. Conv. Notes, 0.50%, 12/15/2021(c)(d)	39,000	36,660
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	167,000	175,350
Sr. Unsec. Conv. Notes, 1.00%, 03/01/2024(c)	68,000	68,425
		380,373

Construction & Engineering–0.05%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	22,000	21,632

Consumer Finance–0.04%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	18,000	18,578

Data Processing & Outsourced Services–0.35%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 01/15/2022	119,000	133,280
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	30,000	32,972
		166,252

Diversified Banks–1.27%

Bank of America Corp., Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	25,000	25,447
Sr. Unsec. Medium-Term Notes, 3.25%, 10/21/2027	10,000	9,797
Citigroup Inc., Sr. Unsec. Variable Rate Global Notes, 3.67% (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	15,000	15,122
Unsec. Sub. Notes, 4.00%, 08/05/2024	60,000	62,314
4.75%, 05/18/2046	15,000	16,452

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Diversified Banks–(continued)

Commonwealth Bank of Australia (Australia), Sr. Unsec. Notes, 2.25%, 03/10/2020(c)	$40,000	$40,170
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	15,000	14,889
Sr. Unsec. Variable Rate Global Notes, 4.26% (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	10,000	10,540
Unsec. Sub. Global Notes, 4.25%, 10/01/2027	15,000	15,879
Series V, Jr. Unsec. Sub. Variable Rate Global Notes, 5.00% (3 mo. USD LIBOR + 3.32%)(e)(f)	150,000	153,187
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	10,000	9,956
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	30,000	30,823
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	95,000	98,373
4.65%, 11/04/2044	100,000	107,022
		609,971

Diversified Capital Markets–0.53%

Credit Suisse AG (Switzerland), Sr. Unsec. Conv. Medium-Term Notes, 0.50%, 06/24/2024(c)	260,000	253,630

Diversified Chemicals–0.09%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	43,000	43,519

Drug Retail–0.16%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	20,000	20,339
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	32,000	33,087
4.50%, 11/18/2034	24,000	25,008
		78,434

Electric Utilities–0.11%

Duke Energy Corp., Sr. Unsec. Global Notes, 2.10%, 06/15/2018	40,000	40,162
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Deb., 3.55%, 05/01/2027	11,000	11,308
		51,470

Electrical Components & Equipment–0.20%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 11/02/2017	95,000	94,990

Environmental & Facilities Services–0.05%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	25,000	26,015

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	15,000	15,016

	Principal Amount	Value

Food Retail–0.00%

Alimentation Couche-Tard Inc. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 07/26/2047(c)	$2,000	$2,079

Gas Utilities–0.02%

NiSource Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.38%, 05/15/2047	9,000	9,481

General Merchandise Stores–0.04%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	20,000	20,407

Health Care Equipment–1.27%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 4.88%, 05/15/2044	170,000	180,530
Sr. Unsec. Notes, 2.68%, 12/15/2019	15,000	15,190
DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022(c)	88,000	78,925
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	58,000	60,050
4.38%, 03/15/2035	20,000	22,011
NuVasive, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 03/15/2021	80,000	91,350
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	39,000	52,528
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	99,000	107,477
		608,061

Health Care REIT’s–0.05%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	25,000	25,770

Health Care Services–0.18%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	30,000	30,073
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	33,000	33,711
4.70%, 02/01/2045	22,000	22,920
		86,704

Home Improvement Retail–0.06%

Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	27,000	26,910

Hotel and Resort REIT’s–0.02%

Hospitality Properties Trust, Sr. Unsec. Notes, 4.50%, 06/15/2023	10,000	10,608

Insurance Brokers–0.01%

Willis North America, Inc., Sr. Unsec. Gtd. Global Notes, 3.60%, 05/15/2024	5,000	5,122

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Integrated Oil & Gas–0.36%

Cenovus Energy Inc. (Canada), Sr. Unsec. Notes, 5.25%, 06/15/2037(c)	$25,000	$24,875
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	77,000	76,995
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	15,000	15,405
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	37,000	37,564
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	18,000	18,569
		173,408

Integrated Telecommunication Services–1.36%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	28,000	28,297
3.40%, 05/15/2025	15,000	14,822
4.50%, 05/15/2035	25,000	24,716
4.90%, 08/14/2037	69,000	70,012
5.15%, 03/15/2042	150,000	153,916
4.80%, 06/15/2044	40,000	39,031
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	150,000	200,031
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	120,000	120,942
		651,767

Internet & Direct Marketing Retail–0.71%

Amazon.com, Inc., Sr. Unsec. Global Notes, 4.80%, 12/05/2034	9,000	10,201
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(d)	113,000	121,969
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(c)(d)	53,000	56,611
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	85,000	101,150
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	50,000	49,323
		339,254

Internet Software & Services–0.21%

eBay Inc., Sr. Unsec. Global Notes, 2.50%, 03/09/2018	65,000	65,286
WebMD Health Corp., Unsec. Conv. Bonds, 2.63%, 06/15/2023	33,000	33,091
		98,377

Investment Banking & Brokerage–1.26%

Goldman Sachs Group, Inc. (The), Unsec. Sub. Notes, 4.25%, 10/21/2025	27,000	28,143

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

GS Finance Corp., Series 0001, Sr. Unsec. Conv. Medium-Term Notes, 0.25%, 07/08/2024	$198,000	$199,503
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	161,000	161,805
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 2.38%, 07/23/2019	175,000	176,209
4.00%, 07/23/2025	35,000	36,947
		602,607

Life & Health Insurance–0.53%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	31,000	31,245
4.00%, 01/25/2022(c)	45,000	46,788
Jackson National Life Global Funding, Sr. Sec. Notes, 2.10%, 10/25/2021(c)	10,000	9,843
3.25%, 01/30/2024(c)	15,000	15,177
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	50,000	57,745
Prudential Financial, Inc., Series D, Sr. Unsec. Medium-Term Notes, 6.00%, 12/01/2017	55,000	55,394
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	20,000	20,210
Teachers Insurance and Annuity Association of America, Unsec. Sub. Notes, 4.27%, 05/15/2047(c)	17,000	17,673
		254,075

Movies & Entertainment–0.17%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	61,000	80,787

Multi-Line Insurance–0.52%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/2019	150,000	168,931
4.50%, 06/15/2047	20,000	20,823
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	20,000	20,076
4.38%, 01/15/2055	40,000	39,251
		249,081

Office REIT’s–0.37%

Government Properties Income Trust, Sr. Unsec. Global Notes, 4.00%, 07/15/2022	25,000	25,238
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	150,000	152,095
		177,333

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Oil & Gas Drilling–0.20%

Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 01/31/2024(c)	$73,000	$62,190
Nabors Industries Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(c)	40,000	32,625
		94,815

Oil & Gas Equipment & Services–0.34%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	40,000	39,600
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	114,000	124,759
		164,359

Oil & Gas Exploration & Production–0.40%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.60%, 03/15/2046	18,000	22,174
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(c)	37,000	34,132
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.75%, 10/01/2027	17,000	17,149
4.88%, 10/01/2047	19,000	19,902
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	46,000	47,001
4.15%, 11/15/2034	49,000	50,520
		190,878

Oil & Gas Storage & Transportation–0.78%

Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	200,000	199,237
Enbridge Inc. (Canada), Sr. Unsec. Global Notes, 5.50%, 12/01/2046	16,000	18,538
Energy Transfer, LP, Sr. Unsec. Notes, 4.90%, 03/15/2035	19,000	18,660
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	20,000	20,279
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	23,000	24,078
MPLX LP, Sr. Unsec. Global Bonds, 4.50%, 07/15/2023	65,000	69,056
Sr. Unsec. Global Notes, 5.50%, 02/15/2023	25,000	25,725
		375,573

Other Diversified Financial Services–0.10%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	50,000	50,067

	Principal Amount	Value

Packaged Foods & Meats–0.10%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	$45,000	$45,395
Mead Johnson Nutrition Co. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.13%, 11/15/2025	3,000	3,226
		48,621

Pharmaceuticals–1.16%

Allergan Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	150,000	165,609
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	200,000	203,683
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	76,000	80,322
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.75%, 07/15/2023	37,000	39,081
Mylan N.V., Sr. Unsec. Gtd. Global Notes, 3.15%, 06/15/2021	17,000	17,310
5.25%, 06/15/2046	25,000	27,253
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022(c)	26,000	25,513
		558,771

Property & Casualty Insurance–0.44%

Allstate Corp. (The), Sr. Unsec. Bonds, 3.28%, 12/15/2026	10,000	10,128
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	115,000	126,189
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	59,000	75,741
		212,058

Railroads–0.06%

Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	25,000	26,415
Regional Banks–0.03%

Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	15,000	14,866

Renewable Electricity–0.32%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	150,000	153,440

Retail REIT’s–0.31%
Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/2018	150,000	150,154

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Semiconductors–1.02%

Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 01/15/2024(c)	$50,000	$51,404
Intel Corp., Sr. Unsec. Global Notes, 1.35%, 12/15/2017	30,000	30,002
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027(c)	92,000	112,183
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	117,000	162,264
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	90,000	107,831
Silicon Laboratories Inc., Sr. Unsec. Conv. Notes, 1.38%, 03/01/2022(c)	21,000	23,376
Texas Instruments Inc., Sr. Unsec. Notes, 2.63%, 05/15/2024	5,000	4,990
		492,050

Specialized Finance–0.49%

Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	45,000	45,365
3.00%, 09/15/2023	24,000	23,975
4.25%, 09/15/2024	35,000	36,963
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	35,000	35,238
2.88%, 01/20/2022(c)	49,000	49,049
4.88%, 10/01/2025(c)	40,000	43,607
		234,197

Specialized REIT’s–0.55%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	178,000	188,606
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/2026	75,000	77,777
		266,383

Specialty Chemicals–0.01%

Sherwin-Williams Co. (The), Sr. Unsec. Global Notes, 4.50%, 06/01/2047	3,000	3,160

Systems Software–0.45%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	51,000	48,418
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	51,000	47,558
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	37,000	37,704
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	50,000	49,614
4.30%, 07/08/2034	30,000	32,986
		216,280

	Principal Amount	Value

Technology Distributors–0.06%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	$30,000	$31,018

Technology Hardware, Storage & Peripherals–0.47%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	39,000	38,936
3.35%, 02/09/2027	10,000	10,297
Dell International LLC/ EMC Corp., Sr. Sec. Gtd. First Lien Notes, 5.45%, 06/15/2023(c)	26,000	28,431
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	140,000	134,659
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 5.75%, 12/01/2034	16,000	14,920
		227,243
Total Bonds & Notes (Cost $10,809,495)		11,290,347

U.S. Treasury Securities–7.35%

U.S. Treasury Notes–7.12%

1.25%, 01/31/2019	710,000	708,489
1.25%, 08/31/2019	2,403,000	2,392,722
1.38%, 09/15/2020	235,000	233,352
1.63%, 08/31/2022	19,200	18,932
1.88%, 08/31/2024	55,000	54,004
2.25%, 08/15/2027	10,100	10,028
		3,417,527

U.S. Treasury Bonds–0.23%

4.50%, 02/15/2036	75,000	96,441
3.00%, 05/15/2047	16,400	16,866
		113,307
Total U.S. Treasury Securities (Cost $3,537,976)		3,530,834

	Shares

Preferred Stock–0.22%

Asset Management & Custody Banks–0.22%

AMG Capital Trust II, $2.58 Conv. Pfd. (Cost $106,269)	1,700	104,656

Money Market Funds–4.22%

Government & Agency Portfolio – Institutional Class, 0.93% (g)	1,216,775	1,216,775
Treasury Portfolio – Institutional Class, 0.90% (g)	811,183	811,183
Total Money Market Funds (Cost $2,027,958)		2,027,958
TOTAL INVESTMENTS IN SECURITIES–99.70% (Cost $41,501,335)		47,869,442
OTHER ASSETS LESS LIABILITIES–0.30%		145,872
NET ASSETS–100.00%		$48,015,314

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Investment Abbreviations:

ADR	—	American Depositary Receipt
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
Gtd.	—	Guaranteed
Jr.	—	Junior
LIBOR	—	London Interbank Offered Rate

Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
USD	—	United States Dollar

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2017 was $2,487,963, which represented 5.18% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2017.

(f)	Perpetual bond with no specified maturity date.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
10/06/2017	Bank of New York Mellon (The)	AUD	130,554	USD	104,070	$ 1,685
10/06/2017	Bank of New York Mellon (The)	CAD	227,232	USD	182,172	59
10/06/2017	Bank of New York Mellon (The)	CHF	149,052	USD	158,179	4,157
10/06/2017	Bank of New York Mellon (The)	EUR	249,335	USD	300,876	6,074
10/06/2017	State Street Bank and Trust Co.	AUD	130,554	USD	104,073	1,689
10/06/2017	State Street Bank and Trust Co.	CAD	227,232	USD	182,218	105
10/06/2017	State Street Bank and Trust Co.	CHF	149,052	USD	158,160	4,138
10/06/2017	State Street Bank and Trust Co.	EUR	249,335	USD	301,014	6,212
10/06/2017	State Street Bank and Trust Co.	USD	11,954	GBP	9,035	156
Subtotal						24,275
10/06/2017	Bank of New York Mellon (The)	GBP	341,617	USD	442,557	(15,348)
10/06/2017	State Street Bank and Trust Co.	GBP	351,695	USD	456,043	(15,370)
10/06/2017	State Street Bank and Trust Co.	USD	21,251	AUD	26,517	(456)
10/06/2017	State Street Bank and Trust Co.	USD	8,008	CAD	9,811	(144)
10/06/2017	State Street Bank and Trust Co.	USD	16,670	CHF	16,103	(31)
10/06/2017	State Street Bank and Trust Co.	USD	20,287	EUR	16,986	(204)
Subtotal						(31,553)
Total Forward Foreign Currency Contracts—Currency Risk						$ (7,278)

  Abbreviations:

AUD	—	Australian Dollar	EUR	—	Euro
CAD	—	Canadian Dollar	GBP	—	British Pound Sterling
CHF	—	Swiss Franc	USD	—	United States Dollar

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Managed Volatility Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were transfers from Level 1 to Level 2 of $752,054 and from Level 2 to Level 1 of $1,316,506, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$29,806,202	$1,109,445	$—	$30,915,647
Bonds & Notes	—	11,290,347	—	11,290,347
U.S. Treasury Securities	—	3,530,834	—	3,530,834
Preferred Stocks	—	104,656	—	104,656
Money Market Funds	2,027,958	—	—	2,027,958
	31,834,160	16,035,282	—	47,869,442
Forward Foreign Currency Contracts*	—	(7,278)	—	(7,278)
Total Investments	$31,834,160	$16,028,004	$—	$47,862,164

* Unrealized appreciation (depreciation).

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VIMCCE-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–77.33%

Advertising–0.93%

Publicis Groupe S.A. (France)	43,920	$3,067,306

Apparel, Accessories & Luxury Goods–3.73%

Hanesbrands, Inc.	256,472	6,319,470
Samsonite International S.A.	1,399,500	6,001,824
		12,321,294

Application Software–1.29%

Synopsys, Inc. (b)	52,788	4,251,018

Auto Parts & Equipment–1.96%

Delphi Automotive PLC	65,805	6,475,212

Biotechnology–1.07%

BioMarin Pharmaceutical Inc. (b)	37,915	3,528,749

Building Products–1.02%

Johnson Controls International PLC	83,951	3,382,386

Casinos & Gaming–1.60%

Wynn Resorts Ltd.	35,439	5,277,576

Communications Equipment–1.13%

Motorola Solutions, Inc.	43,946	3,729,697

Data Processing & Outsourced Services–1.66%

Jack Henry & Associates, Inc.	53,358	5,484,669

Electronic Components–1.78%

Amphenol Corp. -Class A	69,419	5,875,624

Electronic Manufacturing Services–0.64%

IPG Photonics Corp. (b)	11,496	2,127,450

Environmental & Facilities Services–1.74%

Republic Services, Inc.	58,121	3,839,473
Tetra Tech, Inc.	40,875	1,902,731
		5,742,204

Financial Exchanges & Data–1.78%

Moody’s Corp.	42,319	5,891,228

General Merchandise Stores–1.56%

Dollar General Corp.	63,564	5,151,862

Health Care Equipment–2.87%

C.R. Bard, Inc.	6,612	2,119,146
ResMed Inc.	45,827	3,526,846
Wright Medical Group N.V. (b)	148,197	3,833,856
		9,479,848

Health Care Supplies–0.97%

DENTSPLY SIRONA Inc.	53,379	3,192,598

	Shares	Value

Home Furnishings–1.40%

Mohawk Industries, Inc. (b)	18,648	$4,615,566

Homebuilding–2.24%

D.R. Horton, Inc.	185,872	7,421,869

Household Appliances–1.22%

Whirlpool Corp.	21,861	4,032,043

Housewares & Specialties–1.25%

Newell Brands, Inc.	97,147	4,145,262

Industrial Machinery–9.40%

Colfax Corp. (b)	81,019	3,373,631
Dover Corp.	85,485	7,812,474
Fortive Corp.	83,401	5,903,957
ITT Inc.	81,254	3,597,115
Nordson Corp.	27,087	3,209,809
Stanley Black & Decker Inc.	47,576	7,182,549
		31,079,535

Internet Software & Services–1.17%

Just Eat PLC (United Kingdom)(b)	430,573	3,860,890

IT Consulting & Other Services–1.96%

EPAM Systems, Inc. (b)	73,591	6,470,857

Life & Health Insurance–3.66%

St. James’s Place PLC (United Kingdom)	555,918	8,546,876
Torchmark Corp.	44,368	3,553,433
		12,100,309

Life Sciences Tools & Services–2.26%

Agilent Technologies, Inc.	116,560	7,483,152

Movies & Entertainment–1.40%

Viacom Inc. -Class B	166,280	4,629,235

Multi-Utilities–1.09%

CMS Energy Corp.	78,024	3,614,072

Office Services & Supplies–0.77%

Société BIC S.A. (France)	21,394	2,563,957

Oil & Gas Equipment & Services–1.24%

Core Laboratories N.V.	41,386	4,084,798

Oil & Gas Exploration & Production–3.33%

Concho Resources Inc. (b)	35,273	4,646,159
Seven Generations Energy Ltd. - Class A (Canada)(b)	200,520	3,172,195
Vermilion Energy, Inc. (Canada)	89,474	3,180,135
		10,998,489

Paper Packaging–1.28%

Packaging Corp. of America	36,822	4,222,747

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Property & Casualty Insurance–2.71%

Arch Capital Group Ltd. (b)	49,909	$4,916,037
Progressive Corp. (The)	83,617	4,048,735
		8,964,772

Regional Banks–1.69%

First Republic Bank	53,442	5,582,551

Retail REIT’s–1.23%

GGP Inc.	196,536	4,082,053

Semiconductor Equipment–3.66%

KLA-Tencor Corp.	41,201	4,367,306
Teradyne, Inc.	207,752	7,747,072
		12,114,378

Semiconductors–4.88%

MACOM Technology Solutions Holdings, Inc. (b)	93,485	4,170,366
Microchip Technology Inc.	67,665	6,074,964
Xilinx, Inc.	83,285	5,899,076
		16,144,406

	Shares	Value

Specialty Chemicals–3.76%

Albemarle Corp.	31,266	$4,261,868
International Flavors & Fragrances Inc.	28,377	4,055,357
PPG Industries, Inc.	37,965	4,125,277
		12,442,502
Total Common Stocks & Other Equity Interests (Cost $181,450,044)		255,632,164

Money Market Funds–22.68%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	44,972,543	44,972,543
Treasury Portfolio – Institutional Class, 0.90% (c)	29,981,695	29,981,695
Total Money Market Funds (Cost $74,954,238)		74,954,238
TOTAL INVESTMENTS IN SECURITIES–100.01% (Cost $256,404,282)		330,586,402
OTHER ASSETS LESS LIABILITIES–(0.01)%		(21,439)
NET ASSETS–100.00%		$330,564,963

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Mid Cap Core Equity Fund

E. Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$243,224,398	$12,407,766	$—	$255,632,164
Money Market Funds	74,954,238	—	—	74,954,238
Total Investments	$318,178,636	$12,407,766	$—	$330,586,402

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VK-VIMCG-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.72%

Aerospace & Defense–1.46%

Raytheon Co.	18,186	$3,393,144

Alternative Carriers–1.13%

Zayo Group Holdings, Inc. (b)	76,246	2,624,387

Apparel Retail–1.21%

Burlington Stores, Inc. (b)	29,424	2,808,815

Application Software–5.42%

Cadence Design Systems, Inc. (b)	61,039	2,409,209
Guidewire Software Inc. (b)	43,979	3,424,205
SS&C Technologies Holdings, Inc.	87,967	3,531,875
Tyler Technologies, Inc. (b)	18,483	3,221,957
		12,587,246

Auto Parts & Equipment–1.10%

Delphi Automotive PLC	25,864	2,545,018

Biotechnology–4.18%

BioMarin Pharmaceutical Inc. (b)	37,047	3,447,964
Neurocrine Biosciences, Inc. (b)	67,592	4,142,038
TESARO, Inc. (b)	16,343	2,109,881
		9,699,883

Building Products–4.99%

A.O. Smith Corp.	41,633	2,474,249
Allegion PLC	37,889	3,276,262
American Woodmark Corp. (b)	12,662	1,218,717
Masco Corp.	73,689	2,874,608
Owens Corning	22,400	1,732,640
		11,576,476

Cable & Satellite–0.66%

DISH Network Corp. -Class A(b)	28,297	1,534,546

Casinos & Gaming–1.56%

Wynn Resorts Ltd.	24,280	3,615,778

Communications Equipment–1.08%

F5 Networks, Inc. (b)	20,763	2,503,187

Construction Machinery & Heavy Trucks–0.63%

WABCO Holdings Inc. (b)	9,919	1,468,012

Construction Materials–1.56%

Summit Materials, Inc. -Class A (b)	113,013	3,619,806

Data Processing & Outsourced Services–4.59%

Broadridge Financial Solutions, Inc.	36,794	2,973,691

	Shares	Value

Data Processing & Outsourced Services–(continued)

Fidelity National Information Services, Inc.	47,531	$4,438,920
Vantiv, Inc. -Class A (b)	46,025	3,243,382
		10,655,993

Distillers & Vintners–2.13%

Constellation Brands, Inc. -Class A	24,812	4,948,753

Diversified Chemicals–0.99%

Chemours Co. (The)	45,237	2,289,445

Electrical Components & Equipment–1.04%

Acuity Brands, Inc.	14,039	2,404,600

Electronic Components–1.85%

Amphenol Corp. -Class A	50,644	4,286,508

Electronic Manufacturing Services–0.98%

Flex Ltd. (b)	137,528	2,278,839

Environmental & Facilities Services–0.91%

Republic Services, Inc.	31,915	2,108,305

Financial Exchanges & Data–5.34%

CBOE Holdings Inc.	21,708	2,336,432
Intercontinental Exchange, Inc.	37,113	2,549,663
London Stock Exchange Group PLC (United Kingdom)	43,291	2,224,102
Nasdaq, Inc.	39,691	3,078,831
S&P Global Inc.	14,051	2,196,312
		12,385,340

General Merchandise Stores–1.65%

Dollar Tree, Inc. (b)	44,141	3,832,322

Health Care Distributors–1.43%

Henry Schein, Inc. (b)	40,576	3,326,826

Health Care Equipment–5.29%

Boston Scientific Corp. (b)	137,841	4,020,822
DexCom Inc. (b)	42,673	2,087,776
Hologic, Inc. (b)	76,836	2,819,113
Penumbra, Inc. (b)	36,969	3,338,301
		12,266,012

Home Entertainment Software–2.24%

Electronic Arts Inc. (b)	44,119	5,208,689

Homebuilding–0.63%

D.R. Horton, Inc.	36,716	1,466,070

Hotels, Resorts & Cruise Lines–0.80%

Royal Caribbean Cruises Ltd.	15,562	1,844,719

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Housewares & Specialties–1.11%

Newell Brands, Inc.	60,391	$2,576,884

Human Resource & Employment Services–0.99%

Robert Half International, Inc.	45,398	2,285,335

Industrial Machinery–2.19%

John Bean Technologies Corp.	11,898	1,202,888
Stanley Black & Decker Inc.	25,730	3,884,458
		5,087,346

Insurance Brokers–0.78%

Brown & Brown, Inc.	37,522	1,808,185

Internet & Direct Marketing Retail–0.52%

Expedia, Inc.	8,356	1,202,763

Internet Software & Services–3.69%

CoStar Group Inc. (b)	14,870	3,988,878
GoDaddy, Inc. -Class A (b)	40,891	1,779,167
LogMeIn, Inc.	25,360	2,790,868
		8,558,913

Investment Banking & Brokerage–3.40%

E*TRADE Financial Corp. (b)	108,442	4,729,156
TD Ameritrade Holding Corp.	64,879	3,166,095
		7,895,251

IT Consulting & Other Services–1.23%

Gartner, Inc. (b)	22,968	2,857,449

Leisure Products–1.03%

Brunswick Corp.	42,780	2,394,397

Life Sciences Tools & Services–1.13%

INC Research Holdings, Inc. -Class A(b)	50,269	2,629,069

Managed Health Care–2.77%

Centene Corp. (b)	35,540	3,439,206
Humana Inc.	12,269	2,989,096
		6,428,302

Metal & Glass Containers–1.07%

Berry Global Group, Inc. (b)	43,869	2,485,179

Movies & Entertainment–1.23%

Cinemark Holdings, Inc.	79,041	2,862,075

Oil & Gas Equipment & Services–1.20%

Halliburton Co.	60,437	2,781,915

Oil & Gas Exploration & Production–1.10%

Diamondback Energy Inc. (b)	26,169	2,563,515

Oil & Gas Storage & Transportation–1.01%

Cheniere Energy, Inc. (b)	51,835	2,334,648

Packaged Foods & Meats–1.48%

Pinnacle Foods Inc.	60,163	3,439,519

	Shares	Value

Pharmaceuticals–0.53%

Pacira Pharmaceuticals, Inc. (b)	32,651	$1,226,045

Railroads–1.31%

Genesee & Wyoming Inc. -Class A (b)	41,176	3,047,436

Regional Banks–1.02%

Zions Bancorp.	50,244	2,370,512

Restaurants–1.39%

Domino’s Pizza, Inc.	16,188	3,214,127

Semiconductor Equipment–0.60%

Entegris Inc. (b)	47,933	1,382,867

Semiconductors–4.64%

Cirrus Logic, Inc. (b)	25,711	1,370,911
Microchip Technology Inc.	39,036	3,504,652
Microsemi Corp. (b)	56,078	2,886,895
Qorvo, Inc. (b)	42,459	3,001,002
		10,763,460

Specialized REIT’s–3.64%

Equinix, Inc.	8,898	3,971,178
SBA Communications Corp. -Class A (b)	31,104	4,480,531
		8,451,709

Specialty Chemicals–1.34%

Sherwin-Williams Co. (The)	8,654	3,098,478

Specialty Stores–0.45%

Ulta Beauty, Inc. (b)	4,662	1,053,892

Systems Software–2.27%

ServiceNow, Inc. (b)	44,877	5,274,394

Technology Hardware, Storage & Peripherals–0.75%

NetApp, Inc.	39,843	1,743,530
Total Common Stocks & Other Equity Interests (Cost $170,704,770)		229,095,914

Money Market Funds–1.43%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	1,814,319	1,814,319
Treasury Portfolio – Institutional Class, 0.90% (c)	1,501,540	1,501,540
Total Money Market Funds (Cost $3,315,859)		3,315,859
TOTAL INVESTMENTS IN SECURITIES –100.15% (Cost $174,020,629)		232,411,773
OTHER ASSETS LESS LIABILITIES–(0.15)%		(348,422)
NET ASSETS–100.00%		$232,063,351

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Investment Abbreviations:

REIT     — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco V.I. Mid Cap Growth Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco V.I. Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$226,871,812	$2,224,102	$—	$229,095,914
Money Market Funds	3,315,859	—	—	3,315,859
Total Investments	$230,187,671	$2,224,102	$—	$232,411,773

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	MS-VISPI-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.49%

Advertising–0.12%

Interpublic Group of Cos., Inc. (The)	1,649	$ 34,283
Omnicom Group Inc.	971	71,922
		106,205

Aerospace & Defense–2.46%

Arconic Inc.	1,620	40,306
Boeing Co. (The)	2,320	589,767
General Dynamics Corp.	1,162	238,884
L3 Technologies, Inc.	328	61,805
Lockheed Martin Corp.	1,045	324,253
Northrop Grumman Corp.	728	209,460
Raytheon Co.	1,215	226,695
Rockwell Collins, Inc.	685	89,536
Textron Inc.	1,117	60,184
TransDigm Group, Inc.	203	51,897
United Technologies Corp.	3,111	361,125
		2,253,912

Agricultural & Farm Machinery–0.18%

Deere & Co.	1,335	167,663

Agricultural Products–0.11%

Archer-Daniels-Midland Co.	2,348	99,813

Air Freight & Logistics–0.73%

C.H. Robinson Worldwide, Inc.	596	45,356
Expeditors International of Washington, Inc.	760	45,493
FedEx Corp.	1,027	231,671
United Parcel Service, Inc. -Class B	2,875	345,259
		667,779

Airlines–0.50%

Alaska Air Group, Inc.	515	39,279
American Airlines Group Inc.	1,809	85,909
Delta Air Lines, Inc.	2,780	134,052
Southwest Airlines Co.	2,299	128,698
United Continental Holdings Inc. (b)	1,075	65,446
		453,384

Alternative Carriers–0.07%

Level 3 Communications, Inc. (b)	1,234	65,760

Apparel Retail–0.43%

Foot Locker, Inc.	558	19,653
Gap, Inc. (The)	916	27,049
L Brands, Inc.	1,041	43,316
Ross Stores, Inc.	1,636	105,637
TJX Cos., Inc. (The)	2,655	195,753
		391,408

	Shares	Value

Apparel, Accessories & Luxury Goods–0.32%

Coach, Inc.	1,186	$ 47,772
Hanesbrands, Inc.	1,536	37,847
Michael Kors Holdings Ltd. (b)	650	31,102
PVH Corp.	330	41,600
Ralph Lauren Corp.	237	20,925
Under Armour, Inc. -Class A (b)	770	12,690
Under Armour, Inc. -Class C (b)	823	12,361
VF Corp.	1,363	86,646
		290,943

Application Software–1.10%

Adobe Systems Inc. (b)	2,065	308,057
ANSYS, Inc. (b)	353	43,324
Autodesk, Inc. (b)	914	102,606
Cadence Design Systems, Inc. (b)	1,169	46,140
Citrix Systems, Inc. (b)	600	46,092
Intuit Inc.	1,016	144,414
salesforce.com, inc. (b)	2,850	266,247
Synopsys, Inc. (b)	635	51,136
		1,008,016

Asset Management & Custody Banks–1.14%

Affiliated Managers Group, Inc.	238	45,180
Ameriprise Financial, Inc.	625	92,819
Bank of New York Mellon Corp. (The)	4,313	228,675
BlackRock, Inc.	516	230,698
Franklin Resources, Inc.	1,373	61,112
Invesco Ltd. (c)	1,706	59,778
Northern Trust Corp.	896	82,369
State Street Corp.	1,561	149,138
T. Rowe Price Group Inc.	1,007	91,285
		1,041,054

Auto Parts & Equipment–0.17%

BorgWarner, Inc.	832	42,624
Delphi Automotive PLC	1,118	110,011
		152,635

Automobile Manufacturers–0.45%

Ford Motor Co.	16,333	195,506
General Motors Co.	5,475	221,080
		416,586

Automotive Retail–0.26%

Advance Auto Parts, Inc.	317	31,446
AutoZone, Inc. (b)	116	69,033
CarMax, Inc. (b)	773	58,601
O’Reilly Automotive, Inc. (b)	366	78,826
		237,906

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–3.14%

AbbVie Inc.	6,656	$ 591,452
Alexion Pharmaceuticals, Inc. (b)	937	131,452
Amgen Inc.	3,046	567,927
Biogen Inc. (b)	882	276,172
Celgene Corp. (b)	3,266	476,248
Gilead Sciences, Inc.	5,456	442,045
Incyte Corp. (b)	714	83,352
Regeneron Pharmaceuticals, Inc. (b)	319	142,631
Vertex Pharmaceuticals Inc. (b)	1,052	159,946
		2,871,225

Brewers–0.07%

Molson Coors Brewing Co. -Class B	778	63,516

Broadcasting–0.17%

CBS Corp. -Class B	1,519	88,102
Discovery Communications, Inc. -Class A (b)	674	14,349
Discovery Communications, Inc. -Class C (b)	810	16,411
Scripps Networks Interactive Inc. -Class A	399	34,270
		153,132

Building Products–0.35%

A.O. Smith Corp.	615	36,549
Allegion PLC	397	34,329
Fortune Brands Home & Security, Inc.	641	43,094
Johnson Controls International PLC	3,916	157,776
Masco Corp.	1,353	52,781
		324,529

Cable & Satellite–1.22%

Charter Communications, Inc. -Class A (b)	839	304,910
Comcast Corp. -Class A	19,642	755,824
DISH Network Corp. -Class A(b)	958	51,952
		1,112,686

Casinos & Gaming–0.13%

MGM Resorts International	2,161	70,427
Wynn Resorts Ltd.	332	49,441
		119,868

Commodity Chemicals–0.15%

LyondellBasell Industries N.V. -Class A	1,354	134,114

Communications Equipment–0.99%

Cisco Systems, Inc.	20,880	702,195
F5 Networks, Inc. (b)	273	32,913
Harris Corp.	499	65,708
Juniper Networks, Inc.	1,614	44,918
Motorola Solutions, Inc.	682	57,881
		903,615

Computer & Electronics Retail–0.07%

Best Buy Co., Inc.	1,123	63,966

	Shares	Value

Construction & Engineering–0.09%

Fluor Corp.	601	$ 25,302
Jacobs Engineering Group, Inc.	502	29,252
Quanta Services, Inc. (b)	638	23,842
		78,396

Construction Machinery & Heavy Trucks–0.57%

Caterpillar Inc.	2,460	306,787
Cummins Inc.	657	110,396
PACCAR Inc.	1,466	106,050
		523,233

Construction Materials–0.13%

Martin Marietta Materials, Inc.	265	54,651
Vulcan Materials Co.	558	66,737
		121,388

Consumer Electronics–0.03%

Garmin Ltd.	462	24,934

Consumer Finance–0.72%

American Express Co.	3,062	276,988
Capital One Financial Corp.	2,016	170,674
Discover Financial Services	1,554	100,202
Navient Corp.	1,179	17,709
Synchrony Financial	3,114	96,690
		662,263

Copper–0.09%

Freeport-McMoRan Inc. (b)	5,617	78,863

Data Processing & Outsourced Services–2.59%

Alliance Data Systems Corp.	200	44,310
Automatic Data Processing, Inc.	1,855	202,789
Fidelity National Information Services, Inc.	1,379	128,785
Fiserv, Inc. (b)	886	114,258
Global Payments Inc.	643	61,104
Mastercard Inc. -Class A	3,898	550,398
Paychex, Inc.	1,349	80,886
PayPal Holdings, Inc. (b)	4,719	302,158
Total System Services, Inc.	691	45,260
Visa Inc. -Class A	7,638	803,823
Western Union Co. (The)	1,953	37,498
		2,371,269

Department Stores–0.09%

Kohl’s Corp.	711	32,457
Macy’s, Inc.	1,285	28,039
Nordstrom, Inc.	471	22,207
		82,703

Distillers & Vintners–0.20%

Brown-Forman Corp. -Class B	817	44,363
Constellation Brands, Inc. -Class A	715	142,607
		186,970

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distributors–0.11%

Genuine Parts Co.	612	$ 58,538
LKQ Corp. (b)	1,287	46,319
		104,857

Diversified Banks–5.08%

Bank of America Corp.	40,971	1,038,205
Citigroup Inc.	11,376	827,490
JPMorgan Chase & Co.	14,694	1,403,424
U.S. Bancorp	6,635	355,570
Wells Fargo & Co.	18,654	1,028,768
		4,653,457

Diversified Chemicals–0.80%

DowDuPont Inc.	9,742	674,439
Eastman Chemical Co.	604	54,656
		729,095

Diversified Support Services–0.06%

Cintas Corp.	359	51,797

Drug Retail–0.70%

CVS Health Corp.	4,254	345,935
Walgreens Boots Alliance, Inc.	3,842	296,679
		642,614

Electric Utilities–1.93%

Alliant Energy Corp.	951	39,533
American Electric Power Co., Inc.	2,053	144,203
Duke Energy Corp.	2,922	245,214
Edison International	1,359	104,874
Entergy Corp.	757	57,805
Eversource Energy	1,322	79,902
Exelon Corp.	4,008	150,981
FirstEnergy Corp.	1,870	57,652
NextEra Energy, Inc.	1,954	286,359
PG&E Corp.	2,132	145,168
Pinnacle West Capital Corp.	465	39,320
PPL Corp.	2,874	109,068
Southern Co. (The)	4,173	205,061
Xcel Energy, Inc.	2,120	100,319
		1,765,459

Electrical Components & Equipment–0.55%

Acuity Brands, Inc.	174	29,803
AMETEK, Inc.	969	63,993
Eaton Corp. PLC	1,867	143,367
Emerson Electric Co.	2,671	167,845
Rockwell Automation, Inc.	535	95,342
		500,350

Electronic Components–0.24%

Amphenol Corp. -Class A	1,276	108,000
Corning Inc.	3,741	111,931
		219,931

	Shares	Value

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	575	$ 22,373

Electronic Manufacturing Services–0.13%

TE Connectivity Ltd.	1,481	123,012

Environmental & Facilities Services–0.24%

Republic Services, Inc.	955	63,087
Stericycle, Inc. (b)	366	26,213
Waste Management, Inc.	1,690	132,277
		221,577

Fertilizers & Agricultural Chemicals–0.37%

CF Industries Holdings, Inc.	973	34,211
FMC Corp.	559	49,924
Monsanto Co.	1,831	219,391
Mosaic Co. (The)	1,465	31,629
		335,155

Financial Exchanges & Data–0.78%

CBOE Holdings Inc.	470	50,586
CME Group Inc. -Class A	1,418	192,394
Intercontinental Exchange, Inc.	2,472	169,826
Moody’s Corp.	693	96,473
Nasdaq, Inc.	485	37,621
S&P Global Inc.	1,076	168,190
		715,090

Food Distributors–0.12%

Sysco Corp.	2,027	109,357

Food Retail–0.08%

Kroger Co. (The)	3,790	76,027

Footwear–0.31%

NIKE, Inc. -Class B	5,485	284,397

General Merchandise Stores–0.34%

Dollar General Corp.	1,087	88,101
Dollar Tree, Inc. (b)	997	86,576
Target Corp.	2,280	134,543
		309,220

Gold–0.09%

Newmont Mining Corp.	2,247	84,285

Health Care Distributors–0.38%

AmerisourceBergen Corp.	676	55,939
Cardinal Health, Inc.	1,318	88,201
Henry Schein, Inc. (b)	668	54,769
McKesson Corp.	880	135,177
Patterson Cos. Inc.	346	13,373
		347,459

Health Care Equipment–2.57%

Abbott Laboratories	7,246	386,647

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Equipment–(continued)

Baxter International Inc.	2,093	$ 131,336
Becton, Dickinson and Co.	949	185,957
Boston Scientific Corp. (b)	5,700	166,269
C.R. Bard, Inc.	301	96,470
Danaher Corp.	2,550	218,739
Edwards Lifesciences Corp. (b)	875	95,646
Hologic, Inc. (b)	1,180	43,294
IDEXX Laboratories, Inc. (b)	363	56,443
Intuitive Surgical, Inc. (b)	154	161,066
Medtronic PLC	5,655	439,789
ResMed Inc.	593	45,637
Stryker Corp.	1,342	190,591
Varian Medical Systems, Inc. (b)	389	38,923
Zimmer Biomet Holdings, Inc.	840	98,356
		2,355,163

Health Care Facilities–0.15%

HCA Healthcare, Inc. (b)	1,206	95,986
Universal Health Services, Inc. -Class B	376	41,713
		137,699

Health Care REIT’s–0.28%

HCP, Inc.	1,979	55,076
Ventas, Inc.	1,481	96,457
Welltower Inc.	1,528	107,388
		258,921

Health Care Services–0.36%

DaVita Inc. (b)	649	38,544
Envision Healthcare Corp. (b)	489	21,981
Express Scripts Holding Co. (b)	2,411	152,664
Laboratory Corp. of America Holdings (b)	431	65,068
Quest Diagnostics Inc.	568	53,188
		331,445

Health Care Supplies–0.18%

Align Technology, Inc. (b)	300	55,881
Cooper Cos., Inc. (The)	203	48,133
DENTSPLY SIRONA Inc.	970	58,016
		162,030

Health Care Technology–0.10%

Cerner Corp. (b)	1,314	93,714

Home Entertainment Software–0.39%

Activision Blizzard, Inc.	3,151	203,271
Electronic Arts Inc. (b)	1,294	152,770
		356,041

Home Furnishings–0.10%

Leggett & Platt, Inc.	551	26,299
Mohawk Industries, Inc. (b)	265	65,590
		91,889

	Shares	Value

Home Improvement Retail–1.19%

Home Depot, Inc. (The)	4,922	$ 805,042
Lowe’s Cos., Inc.	3,524	281,709
		1,086,751

Homebuilding–0.15%

D.R. Horton, Inc.	1,436	57,340
Lennar Corp. -Class A	858	45,302
PulteGroup Inc.	1,158	31,648
		134,290

Hotel and Resort REIT’s–0.06%

Host Hotels & Resorts Inc.	3,120	57,689

Hotels, Resorts & Cruise Lines–0.48%

Carnival Corp.	1,702	109,898
Hilton Worldwide Holdings Inc.	852	59,171
Marriott International Inc. -Class A	1,305	143,889
Royal Caribbean Cruises Ltd.	717	84,993
Wyndham Worldwide Corp.	428	45,116
		443,067

Household Appliances–0.06%

Whirlpool Corp.	308	56,808

Household Products–1.68%

Church & Dwight Co., Inc.	1,055	51,115
Clorox Co. (The)	541	71,363
Colgate-Palmolive Co.	3,688	268,671
Kimberly-Clark Corp.	1,481	174,284
Procter & Gamble Co. (The)	10,647	968,664
		1,534,097

Housewares & Specialties–0.10%

Newell Brands, Inc.	2,046	87,303

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	539	27,133

Hypermarkets & Super Centers–0.85%

Costco Wholesale Corp.	1,831	300,815
Wal-Mart Stores, Inc.	6,111	477,514
		778,329

Independent Power Producers & Energy Traders–0.07%

AES Corp. (The)	2,747	30,272
NRG Energy, Inc.	1,248	31,936
		62,208

Industrial Conglomerates–2.13%

3M Co.	2,495	523,701
General Electric Co. (d)	36,152	874,155
Honeywell International Inc.	3,183	451,158
Roper Technologies, Inc.	429	104,419
		1,953,433

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Gases–0.33%

Air Products and Chemicals, Inc.	908	$ 137,308
Praxair, Inc.	1,193	166,710
		304,018

Industrial Machinery–0.86%

Dover Corp.	656	59,952
Flowserve Corp.	563	23,978
Fortive Corp.	1,272	90,045
Illinois Tool Works Inc.	1,297	191,904
Ingersoll-Rand PLC	1,069	95,323
Parker-Hannifin Corp.	555	97,136
Pentair PLC (United Kingdom)	688	46,756
Snap-on Inc.	241	35,911
Stanley Black & Decker Inc.	644	97,225
Xylem, Inc.	750	46,973
		785,203

Industrial REIT’s–0.20%

Duke Realty Corp.	1,486	42,827
Prologis, Inc.	2,214	140,500
		183,327

Insurance Brokers–0.51%

Aon PLC	1,061	155,012
Arthur J. Gallagher & Co.	749	46,101
Marsh & McLennan Cos., Inc.	2,151	180,275
Willis Towers Watson PLC	559	86,215
		467,603

Integrated Oil & Gas–2.82%

Chevron Corp.	7,911	929,543
Exxon Mobil Corp.	17,695	1,450,636
Occidental Petroleum Corp.	3,192	204,958
		2,585,137

Integrated Telecommunication Services–2.07%

AT&T Inc.	25,638	1,004,240
CenturyLink Inc.	2,311	43,678
Verizon Communications Inc.	17,035	843,062
		1,890,980

Internet & Direct Marketing Retail–2.61%

Amazon.com, Inc. (b)	1,664	1,599,686
Expedia, Inc.	509	73,266
Netflix Inc. (b)	1,799	326,249
Priceline Group Inc. (The) (b)	204	373,487
TripAdvisor Inc. (b)	460	18,644
		2,391,332

Internet Software & Services–4.75%

Akamai Technologies, Inc. (b)	731	35,614
Alphabet Inc. -Class A (b)	1,244	1,211,308
Alphabet Inc. -Class C (b)	1,259	1,207,519
eBay Inc. (b)	4,156	159,840
Facebook, Inc. -Class A (b)	9,896	1,690,930

	Shares	Value

Internet Software & Services–(continued)

VeriSign, Inc. (b)	367	$ 39,045
		4,344,256

Investment Banking & Brokerage–1.04%

Charles Schwab Corp. (The)	4,975	217,606
E*TRADE Financial Corp. (b)	1,160	50,588
Goldman Sachs Group, Inc. (The)	1,502	356,259
Morgan Stanley	5,904	284,396
Raymond James Financial, Inc.	539	45,454
		954,303

IT Consulting & Other Services–1.34%

Accenture PLC -Class A	2,579	348,345
Cognizant Technology Solutions Corp. -Class A	2,459	178,376
CSRA Inc.	681	21,976
DXC Technology Co.	1,182	101,510
Gartner, Inc. (b)	379	47,151
International Business Machines Corp.	3,620	525,190
		1,222,548

Leisure Products–0.07%

Hasbro, Inc.	472	46,100
Mattel, Inc.	1,429	22,121
		68,221

Life & Health Insurance–0.88%

Aflac, Inc.	1,656	134,782
Brighthouse Financial, Inc. (b)	410	24,928
Lincoln National Corp.	936	68,777
MetLife, Inc.	4,438	230,554
Principal Financial Group, Inc.	1,129	72,640
Prudential Financial, Inc.	1,791	190,419
Torchmark Corp.	462	37,002
Unum Group	941	48,113
		807,215

Life Sciences Tools & Services–0.81%

Agilent Technologies, Inc.	1,341	86,092
Illumina, Inc. (b)	609	121,313
Mettler-Toledo International Inc. (b)	108	67,626
PerkinElmer, Inc.	463	31,933
Quintiles IMS Holdings, Inc. (b)	632	60,084
Thermo Fisher Scientific, Inc.	1,670	315,964
Waters Corp. (b)	337	60,498
		743,510

Managed Health Care–1.78%

Aetna Inc.	1,384	220,070
Anthem, Inc.	1,095	207,919
Centene Corp. (b)	726	70,255
Cigna Corp.	1,050	196,287
Humana Inc.	602	146,665

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Managed Health Care–(continued)

UnitedHealth Group Inc.	4,036	$ 790,450
		1,631,646

Metal & Glass Containers–0.07%

Ball Corp.	1,480	61,124

Motorcycle Manufacturers–0.04%

Harley-Davidson, Inc.	711	34,277

Movies & Entertainment–1.28%

Time Warner Inc.	3,247	332,655
Twenty-First Century Fox, Inc. -Class A	4,394	115,914
Twenty-First Century Fox, Inc. -Class B	1,833	47,273
Viacom Inc. -Class B	1,468	40,869
Walt Disney Co. (The)	6,444	635,185
		1,171,896

Multi-Line Insurance–0.43%

American International Group, Inc.	3,772	231,563
Assurant, Inc.	234	22,352
Hartford Financial Services Group, Inc. (The)	1,533	84,974
Loews Corp.	1,166	55,805
		394,694

Multi-Sector Holdings–1.65%

Berkshire Hathaway Inc. -Class B (b)	8,033	1,472,610
Leucadia National Corp.	1,321	33,355
		1,505,965

Multi-Utilities–1.01%

Ameren Corp.	1,025	59,286
CenterPoint Energy, Inc.	1,820	53,162
CMS Energy Corp.	1,183	54,797
Consolidated Edison, Inc.	1,293	104,319
Dominion Energy, Inc.	2,682	206,326
DTE Energy Co.	748	80,305
NiSource Inc.	1,367	34,982
Public Service Enterprise Group Inc.	2,112	97,680
SCANA Corp.	596	28,900
Sempra Energy	1,047	119,494
WEC Energy Group, Inc.	1,317	82,681
		921,932

Office REIT’s–0.24%

Alexandria Real Estate Equities, Inc.	385	45,803
Boston Properties, Inc.	649	79,749
SL Green Realty Corp.	412	41,744
Vornado Realty Trust	727	55,892
		223,188

Oil & Gas Drilling–0.03%

Helmerich & Payne, Inc.	468	24,387

Oil & Gas Equipment & Services–0.81%

Baker Hughes, a GE Co.	1,798	65,843
Halliburton Co.	3,624	166,813

	Shares	Value

Oil & Gas Equipment & Services–(continued)

National Oilwell Varco Inc.	1,601	$ 57,204
Schlumberger Ltd.	5,791	403,980
TechnipFMC PLC (United Kingdom)(b)	1,833	51,177
		745,017

Oil & Gas Exploration & Production–1.43%

Anadarko Petroleum Corp.	2,339	114,260
Apache Corp.	1,605	73,509
Cabot Oil & Gas Corp.	1,943	51,975
Chesapeake Energy Corp. (b)	3,791	16,301
Cimarex Energy Co.	396	45,013
Concho Resources Inc. (b)	625	82,325
ConocoPhillips	5,063	253,403
Devon Energy Corp.	2,218	81,423
EOG Resources, Inc.	2,410	233,144
EQT Corp.	723	47,169
Hess Corp.	1,137	53,314
Marathon Oil Corp.	3,582	48,572
Newfield Exploration Co. (b)	858	25,457
Noble Energy, Inc.	2,031	57,599
Pioneer Natural Resources Co.	709	104,606
Range Resources Corp.	942	18,435
		1,306,505

Oil & Gas Refining & Marketing–0.53%

Andeavor	602	62,096
Marathon Petroleum Corp.	2,113	118,497
Phillips 66	1,793	164,257
Valero Energy Corp.	1,844	141,859
		486,709

Oil & Gas Storage & Transportation–0.38%

Kinder Morgan, Inc.	8,013	153,689
ONEOK, Inc.	1,585	87,825
Williams Cos., Inc. (The)	3,450	103,535
		345,049

Packaged Foods & Meats–1.11%

Campbell Soup Co.	817	38,252
Conagra Brands, Inc.	1,713	57,796
General Mills, Inc.	2,405	124,483
Hershey Co. (The)	589	64,301
Hormel Foods Corp.	1,126	36,190
JM Smucker Co. (The)	473	49,632
Kellogg Co.	1,037	64,678
Kraft Heinz Co. (The)	2,491	193,177
McCormick & Co., Inc.	495	50,807
Mondelez International, Inc. -Class A	6,295	255,955
Tyson Foods, Inc. -Class A	1,212	85,385
		1,020,656

Paper Packaging–0.30%

Avery Dennison Corp.	377	37,074
International Paper Co.	1,738	98,753

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Paper Packaging–(continued)

Packaging Corp. of America	394	$ 45,184
Sealed Air Corp.	792	33,834
WestRock Co.	1,058	60,021
		274,866

Personal Products–0.15%

Coty, Inc. -Class A	1,997	33,010
Estee Lauder Cos. Inc. (The) -Class A	934	100,723
		133,733

Pharmaceuticals–4.80%

Allergan PLC	1,395	285,905
Bristol-Myers Squibb Co.	6,847	436,428
Eli Lilly and Co.	4,054	346,779
Johnson & Johnson	11,207	1,457,022
Merck & Co., Inc.	11,422	731,351
Mylan N.V. (b)	2,239	70,237
Perrigo Co. PLC	553	46,812
Pfizer Inc.	24,922	889,715
Zoetis Inc.	2,049	130,644
		4,394,893

Property & Casualty Insurance–0.84%

Allstate Corp. (The)	1,508	138,600
Chubb Ltd.	1,949	277,830
Cincinnati Financial Corp.	633	48,469
Progressive Corp. (The)	2,425	117,418
Travelers Cos., Inc. (The)	1,151	141,021
XL Group Ltd. (Bermuda)	1,091	43,040
		766,378

Publishing–0.03%

News Corp. -Class A	1,602	21,242
News Corp. -Class B	543	7,412
		28,654

Railroads–0.88%

CSX Corp.	3,813	206,893
Kansas City Southern	439	47,711
Norfolk Southern Corp.	1,210	160,010
Union Pacific Corp.	3,341	387,456
		802,070

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	1,270	48,108

Regional Banks–1.27%

BB&T Corp.	3,388	159,033
Citizens Financial Group, Inc.	2,115	80,095
Comerica Inc.	742	56,585
Fifth Third Bancorp	3,075	86,039
Huntington Bancshares Inc.	4,539	63,364
KeyCorp	4,542	85,480
M&T Bank Corp.	633	101,938
People’s United Financial, Inc.	1,485	26,938
PNC Financial Services Group, Inc. (The)	2,000	269,540

	Shares	Value

Regional Banks–(continued)

Regions Financial Corp.	4,993	$ 76,043
SunTrust Banks, Inc.	2,018	120,616
Zions Bancorp.	855	40,339
		1,166,010

Reinsurance–0.04%

Everest Re Group, Ltd.	173	39,511

Research & Consulting Services–0.26%

Equifax Inc.	506	53,631
IHS Markit Ltd. (b)	1,516	66,825
Nielsen Holdings PLC	1,420	58,859
Verisk Analytics, Inc. -Class A (b)	653	54,323
		233,638

Residential REIT’s–0.43%

Apartment Investment & Management Co. -Class A	655	28,728
AvalonBay Communities, Inc.	579	103,305
Equity Residential	1,532	101,005
Essex Property Trust, Inc.	276	70,112
Mid-America Apartment Communities, Inc.	479	51,196
UDR, Inc.	1,116	42,442
		396,788

Restaurants–1.13%

Chipotle Mexican Grill, Inc. (b)	103	31,706
Darden Restaurants, Inc.	524	41,281
McDonald’s Corp.	3,381	529,735
Starbucks Corp.	6,033	324,032
Yum! Brands, Inc.	1,439	105,925
		1,032,679

Retail REIT’s–0.51%

Federal Realty Investment Trust	304	37,760
GGP Inc.	2,613	54,272
Kimco Realty Corp.	1,764	34,486
Macerich Co. (The)	453	24,901
Realty Income Corp.	1,145	65,483
Regency Centers Corp.	616	38,217
Simon Property Group, Inc.	1,302	209,635
		464,754

Semiconductor Equipment–0.47%

Applied Materials, Inc.	4,453	231,957
KLA-Tencor Corp.	661	70,066
Lam Research Corp.	673	124,532
		426,555

Semiconductors–3.20%

Advanced Micro Devices, Inc. (b)	3,359	42,827
Analog Devices, Inc.	1,531	131,926
Broadcom Ltd.	1,697	411,590
Intel Corp.	19,621	747,168
Microchip Technology Inc.	971	87,176
Micron Technology, Inc. (b)	4,651	182,924

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Semiconductors–(continued)

NVIDIA Corp.	2,504	$ 447,640
Qorvo, Inc. (b)	533	37,673
QUALCOMM Inc.	6,169	319,801
Skyworks Solutions, Inc.	770	78,463
Texas Instruments Inc.	4,133	370,482
Xilinx, Inc.	1,035	73,309
		2,930,979

Soft Drinks–1.69%

Coca-Cola Co. (The)	16,029	721,465
Dr Pepper Snapple Group, Inc.	758	67,060
Monster Beverage Corp. (b)	1,731	95,638
PepsiCo, Inc.	5,965	664,680
		1,548,843

Specialized Consumer Services–0.03%

H&R Block, Inc.	877	23,223

Specialized REIT’s–1.16%

American Tower Corp. -Class A	1,791	244,794
Crown Castle International Corp.	1,696	169,566
Digital Realty Trust, Inc.	853	100,935
Equinix, Inc.	324	144,601
Extra Space Storage Inc.	525	41,958
Iron Mountain Inc.	1,125	43,763
Public Storage	623	133,316
SBA Communications Corp. -Class A (b)	507	73,033
Weyerhaeuser Co.	3,137	106,752
		1,058,718

Specialty Chemicals–0.53%

Albemarle Corp.	461	62,839
Ecolab Inc.	1,090	140,185
International Flavors & Fragrances Inc.	333	47,589
PPG Industries, Inc.	1,069	116,157
Sherwin-Williams Co. (The)	342	122,450
		489,220

Specialty Stores–0.16%

Signet Jewelers Ltd.	251	16,704
Tiffany & Co.	425	39,006
Tractor Supply Co.	528	33,417
Ulta Beauty, Inc. (b)	246	55,611
		144,738

Steel–0.08%

Nucor Corp.	1,347	75,486

Systems Software–3.51%

CA, Inc.	1,325	44,229
Microsoft Corp.	32,161	2,395,673
Oracle Corp.	12,608	609,597
Red Hat, Inc. (b)	742	82,258
Symantec Corp.	2,540	83,337
		3,215,094

	Shares	Value

Technology Hardware, Storage & Peripherals–4.14%

Apple Inc.	21,568	$ 3,324,060
Hewlett Packard Enterprise Co.	6,832	100,499
HP Inc.	6,929	138,303
NetApp, Inc.	1,145	50,105
Seagate Technology PLC	1,201	39,837
Western Digital Corp.	1,230	106,272
Xerox Corp.	897	29,861
		3,788,937

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	1,063	35,345

Tobacco–1.34%

Altria Group, Inc.	8,010	507,994
Philip Morris International Inc.	6,483	719,678
		1,227,672

Trading Companies & Distributors–0.16%

Fastenal Co.	1,222	55,699
United Rentals, Inc. (b)	355	49,253
W.W. Grainger, Inc.	218	39,185
		144,137

Trucking–0.04%

J.B. Hunt Transport Services, Inc.	355	39,433

Water Utilities–0.07%

American Water Works Co., Inc.	752	60,844
Total Common Stocks & Other Equity Interests (Cost $29,599,639)		90,145,260

Money Market Funds–1.30%

Government & Agency Portfolio – Institutional Class, 0.93% (e)	711,307	711,307
Treasury Portfolio – Institutional Class, 0.90% (e)	474,205	474,205
Total Money Market Funds (Cost $1,185,512)		1,185,512
TOTAL INVESTMENTS IN SECURITIES–99.79% (Cost $30,785,151)		91,330,772
OTHER ASSETS LESS LIABILITIES–0.21%		194,750
NET ASSETS–100.00%		$ 91,525,522

Investment Abbreviations:

REIT             —Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of September 30, 2017 represented less than 1% of the Fund’s Net Assets. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

Open Futures Contracts — Equity Risk
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
E-Mini S&P 500 Index	10	December–2017	$ 1,258,050	$ 23,047	$ 23,047

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$90,145,260	$—	$—	$90,145,260
Money Market Funds	1,185,512	—	—	1,185,512
	91,330,772	—	—	91,330,772
Futures Contracts*	23,047	—	—	23,047
Total Investments	$91,353,819	$—	$—	$91,353,819

* Unrealized appreciation.

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2017.

	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 09/30/17	Dividend Income
Invesco Ltd.	$ 55,643	$ —	$ (4,046)	$ 7,430	$ 751	$ 59,778	$ 1,514

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VISCE-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.08%

Aerospace & Defense–2.90%

BWX Technologies, Inc.	72,701	$4,072,710
Orbital ATK, Inc.	35,165	4,682,571
		8,755,281

Air Freight & Logistics–1.09%

Forward Air Corp.	57,642	3,298,852

Alternative Carriers–1.12%

Iridium Communications Inc. (b)(c)	327,762	3,375,949

Apparel Retail–0.75%

American Eagle Outfitters, Inc.	157,973	2,259,014

Application Software–1.41%

Blackbaud, Inc.	48,389	4,248,554

Auto Parts & Equipment–1.29%

Visteon Corp. (c)	31,438	3,891,081

Biotechnology–1.92%

Neurocrine Biosciences, Inc. (c)	57,786	3,541,126
Retrophin, Inc. (c)	91,451	2,276,215
		5,817,341

Building Products–2.20%

Apogee Enterprises, Inc.	60,680	2,928,417
Trex Co., Inc. (c)	41,450	3,733,401
		6,661,818

Casinos & Gaming–2.09%

Boyd Gaming Corp.	115,234	3,001,846
Penn National Gaming, Inc. (c)	141,132	3,301,077
		6,302,923

Construction & Engineering–1.86%

Dycom Industries, Inc. (c)	30,304	2,602,508
Primoris Services Corp.	102,843	3,025,641
		5,628,149

Construction Materials–0.99%

Eagle Materials Inc.	28,044	2,992,295

Consumer Finance–0.97%

SLM Corp. (c)	254,358	2,917,486

Data Processing & Outsourced Services–2.95%

Euronet Worldwide, Inc. (c)	32,444	3,075,367
Genpact Ltd.	101,116	2,907,085
Jack Henry & Associates, Inc.	28,456	2,924,992
		8,907,444

	Shares	Value

Diversified Support Services–0.87%

Mobile Mini, Inc.	76,666	$2,641,144

Electrical Components & Equipment–2.08%

EnerSys	40,298	2,787,413
Generac Holdings, Inc. (c)	76,056	3,493,252
		6,280,665

Electronic Components–1.00%

Belden Inc.	37,382	3,010,372

Electronic Equipment & Instruments–5.27%

Coherent, Inc. (c)	21,113	4,965,144
FLIR Systems, Inc.	82,242	3,200,036
National Instruments Corp.	74,631	3,147,190
Zebra Technologies Corp. -Class A (c)	42,576	4,622,902
		15,935,272

Environmental & Facilities Services–2.40%

ABM Industries Inc.	71,661	2,988,980
Waste Connections, Inc. (Canada)	61,091	4,273,927
		7,262,907

Gas Utilities–1.28%

UGI Corp.	82,458	3,863,982

Health Care Equipment–3.13%

Hill-Rom Holdings, Inc.	41,612	3,079,288
Nevro Corp. (c)	32,222	2,928,335
Wright Medical Group N.V. (c)	133,901	3,464,019
		9,471,642

Health Care Facilities–0.80%

Acadia Healthcare Co., Inc. (b)(c)	50,570	2,415,223

Health Care REIT’s–0.85%

Healthcare Trust of America, Inc. -Class A	86,602	2,580,740

Health Care Services–0.97%

Tivity Health, Inc. (c)	71,580	2,920,464

Health Care Supplies–0.72%

Lantheus Holdings, Inc. (c)	122,644	2,183,063

Home Entertainment Software–2.25%

Take-Two Interactive Software, Inc. (c)	66,375	6,785,516

Home Furnishings–0.90%

La-Z-Boy Inc.	100,799	2,711,493

Homebuilding–0.87%

Beazer Homes USA, Inc. (c)	139,800	2,619,852

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Household Appliances–1.08%

Helen of Troy Ltd. (c)	33,688	$3,264,367

Industrial Machinery–3.05%

Albany International Corp. -Class A	81,760	4,693,024
SPX Corp. (c)	153,994	4,518,184
		9,211,208

Investment Banking & Brokerage–3.28%

E*TRADE Financial Corp. (c)	104,611	4,562,086
Lazard Ltd. -Class A	68,699	3,106,569
Piper Jaffray Cos.	37,964	2,253,163
		9,921,818

Life & Health Insurance–1.25%

CNO Financial Group, Inc.	161,772	3,775,759

Life Sciences Tools & Services–0.94%

Cambrex Corp. (c)	51,923	2,855,765

Managed Health Care–0.53%

HealthEquity, Inc. (c)	31,823	1,609,607

Multi-Line Insurance–2.30%

American Financial Group, Inc.	39,700	4,106,965
Horace Mann Educators Corp.	71,923	2,830,170
		6,937,135

Office REIT’s–0.97%

Highwoods Properties, Inc.	56,367	2,936,157

Oil & Gas Equipment & Services–1.30%

Forum Energy Technologies Inc. (c)	145,696	2,316,567
Superior Energy Services, Inc. (c)	151,924	1,622,548
		3,939,115

Oil & Gas Exploration & Production–3.53%

Energen Corp. (c)	58,948	3,223,277
Newfield Exploration Co. (c)	75,460	2,238,898
Parsley Energy, Inc. -Class A (c)	78,288	2,062,106
RSP Permian Inc. (c)	91,190	3,154,262
		10,678,543

Packaged Foods & Meats–1.55%

Pinnacle Foods Inc.	48,354	2,764,398
TreeHouse Foods, Inc. (c)	28,189	1,909,241
		4,673,639

Paper Packaging–1.50%

Graphic Packaging Holding Co.	324,790	4,530,821

Pharmaceuticals–2.46%

Phibro Animal Health Corp. -Class A	81,686	3,026,466
Supernus Pharmaceuticals Inc. (c)	110,168	4,406,720
		7,433,186

	Shares	Value

Property & Casualty Insurance–1.96%

Aspen Insurance Holdings Ltd. (Bermuda)	59,382	$2,399,033
Hanover Insurance Group Inc. (The)	36,221	3,510,901
		5,909,934

Real Estate Operating Companies–0.70%

Kennedy-Wilson Holdings Inc.	114,744	2,128,501

Regional Banks–9.56%

Bank of the Ozarks, Inc.	68,805	3,306,080
BankUnited, Inc.	79,050	2,811,808
Great Western Bancorp, Inc.	90,352	3,729,731
IBERIABANK Corp.	43,962	3,611,478
Pinnacle Financial Partners, Inc.	50,740	3,397,043
Synovus Financial Corp.	88,661	4,083,726
Webster Financial Corp.	74,447	3,912,190
Western Alliance Bancorp (c)	76,107	4,039,760
		28,891,816

Restaurants–1.94%

Papa John’s International, Inc.	39,530	2,888,457
Wendy’s Co. (The)	190,827	2,963,543
		5,852,000

Semiconductor Equipment–1.60%

Teradyne, Inc.	81,677	3,045,735
Xperi Corp.	71,019	1,796,781
		4,842,516

Semiconductors–2.89%

MACOM Technology Solutions Holdings, Inc. (c)	62,136	2,771,887
Microsemi Corp. (c)	84,369	4,343,316
Power Integrations, Inc.	22,111	1,618,525
		8,733,728

Specialized Consumer Services–1.18%

ServiceMaster Global Holdings, Inc. (c)	76,605	3,579,752

Specialized REIT’s–1.00%

CubeSmart	116,834	3,033,011

Specialty Chemicals–3.00%

Minerals Technologies Inc.	43,479	3,071,791
PolyOne Corp.	79,513	3,182,906
Sensient Technologies Corp.	36,371	2,797,657
		9,052,354

Specialty Stores–1.47%

Michaels Cos., Inc. (The) (c)	130,236	2,796,167
Sally Beauty Holdings, Inc. (c)	84,857	1,661,500
		4,457,667

Systems Software–1.01%

CommVault Systems, Inc. (c)	50,387	3,063,530

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Technology Distributors–0.84%

Tech Data Corp. (c)	28,670	$2,547,330

Tires & Rubber–0.92%

Cooper Tire & Rubber Co.	74,461	2,784,841

Trucking–2.34%

Knight-Swift Transportation Holdings Inc. (c)	82,521	3,428,748
Old Dominion Freight Line, Inc.	33,203	3,655,982
		7,084,730
Total Common Stocks & Other Equity Interests (Cost $226,897,788)		299,467,352

	Shares	Value

Money Market Funds–1.00%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	1,817,506	$1,817,506
Treasury Portfolio – Institutional Class, 0.90% (d)	1,211,670	1,211,670
Total Money Market Funds (Cost $3,029,176)		3,029,176
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.08% (Cost $229,926,964)		302,496,528

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.44%

Government & Agency Portfolio – Institutional Class, 0.93% (Cost $4,358,137)(d)(e)	4,358,137	4,358,137
TOTAL INVESTMENTS IN SECURITIES–101.52% (Cost $234,285,101)		306,854,665
OTHER ASSETS LESS LIABILITIES–(1.52)%		(4,590,185)
NET ASSETS–100.00%		$302,264,480

Investment Abbreviations:

REIT    — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2017.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuations levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no significant transfers between valuation levels.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	I-VITEC-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.51%

Aerospace & Defense–2.65%

Raytheon Co.	17,301	$3,228,021

Application Software–2.21%

salesforce.com, inc. (b)	28,720	2,683,022

Biotechnology–7.53%

Alexion Pharmaceuticals, Inc. (b)	15,381	2,157,800
Amgen Inc.	4,878	909,503
BioMarin Pharmaceutical Inc. (b)	12,723	1,184,130
Celgene Corp. (b)	25,763	3,756,761
Incyte Corp. (b)	9,870	1,152,224
		9,160,418

Cable & Satellite–4.89%

Charter Communications, Inc. -Class A (b)	4,755	1,728,062
Comcast Corp. -Class A	28,615	1,101,105
DISH Network Corp. -Class A(b)	57,510	3,118,768
		5,947,935

Communications Equipment–0.90%

Palo Alto Networks, Inc. (b)	7,610	1,096,601

Consumer Electronics–3.69%

Sony Corp. (Japan)	120,600	4,487,392

Data Processing & Outsourced Services–6.50%

First Data Corp. -Class A (b)	97,401	1,757,114
Mastercard Inc. -Class A	15,952	2,252,422
Visa Inc. -Class A	37,045	3,898,616
		7,908,152

Electronic Equipment & Instruments–0.60%

Keysight Technologies, Inc. (b)	17,470	727,800

Health Care Equipment–2.23%

Intuitive Surgical, Inc. (b)	1,465	1,532,214
Stryker Corp.	8,346	1,185,299
		2,717,513

Home Entertainment Software–13.31%

Activision Blizzard, Inc.	42,729	2,756,448
Electronic Arts Inc. (b)	23,258	2,745,839
Nintendo Co., Ltd. (Japan)	13,200	4,893,533
Take-Two Interactive Software, Inc. (b)	32,118	3,283,423
UbiSoft Entertainment S.A. (France)(b)	36,454	2,505,823
		16,185,066

	Shares	Value

Internet & Direct Marketing Retail–8.59%

Amazon.com, Inc. (b)	8,452	$8,125,330
Netflix Inc. (b)	5,029	912,009
Priceline Group Inc. (The) (b)	771	1,411,563
		10,448,902

Internet Software & Services–17.15%

Alibaba Group Holding Ltd. -ADR (China)(b)	31,497	5,439,847
Alphabet Inc. -Class A (b)	6,571	6,398,314
Alphabet Inc. -Class C (b)	1,940	1,860,673
Baidu, Inc. -ADR (China)(b)	5,105	1,264,458
Facebook, Inc. -Class A (b)	34,517	5,897,920
		20,861,212

Life Sciences Tools & Services–1.12%

Thermo Fisher Scientific, Inc.	7,188	1,359,970

Managed Health Care–2.43%

UnitedHealth Group Inc.	15,098	2,956,943

Pharmaceuticals–1.72%

Allergan PLC	10,190	2,088,441

Research & Consulting Services–0.53%

Equifax Inc.	6,064	642,723

Semiconductor Equipment–2.59%

Applied Materials, Inc.	48,774	2,540,638
ASML Holding N.V. -New York Shares (Netherlands)	3,568	610,841
		3,151,479

Semiconductors–7.18%

Broadcom Ltd.	17,899	4,341,223
Integrated Device Technology, Inc. (b)	102,232	2,717,327
NVIDIA Corp.	9,334	1,668,639
		8,727,189

Systems Software–4.40%

Microsoft Corp.	60,592	4,513,498
ServiceNow, Inc. (b)	7,158	841,280
		5,354,778

Technology Hardware, Storage & Peripherals–7.12%

Apple Inc.	56,167	8,656,458

Wireless Telecommunication Services–2.17%

Sprint Corp. (b)	339,957	2,644,865
Total Common Stocks & Other Equity Interests (Cost $67,362,266)		121,034,880

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Money Market Funds–1.27%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	927,553	$927,553
Treasury Portfolio – Institutional Class, 0.90% (c)	618,368	618,368
Total Money Market Funds (Cost $1,545,921)		1,545,921
TOTAL INVESTMENTS IN SECURITIES–100.78% (Cost $68,908,187)		122,580,801
OTHER ASSETS LESS LIABILITIES–(0.78)%		(953,061)
NET ASSETS–100.00%		$121,627,740

Investment Abbreviations:

ADR         —   American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco V.I. Technology Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the nine months ended September 30, 2017, there were transfers from Level 2 to Level 1 of $4,487,392, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$116,141,347	$4,893,533	$—	$121,034,880
Money Market Funds	1,545,921	—	—	1,545,921
Total Investments	$117,687,268	$4,893,533	$—	$122,580,801

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2017

invesco.com/us	VK-VIVOPP-QTR-1	09/17	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2017

(Unaudited)

	Shares	Value

Common Stocks–98.54%

Advertising–1.81%

Omnicom Group Inc.	29,115	$2,156,548

Agricultural & Farm Machinery–0.57%

AGCO Corp.	9,189	677,872

Asset Management & Custody Banks–4.27%

Affiliated Managers Group, Inc.	19,140	3,633,346
SEI Investments Co.	23,800	1,453,228
		5,086,574

Auto Parts & Equipment–3.77%

Dana Inc.	160,700	4,493,172

Construction & Engineering–4.45%

AECOM (b)	144,104	5,304,468

Consumer Finance–6.73%

SLM Corp. (b)	315,600	3,619,932
Synchrony Financial	141,632	4,397,674
		8,017,606

Diversified Banks–11.00%

Bank of America Corp.	157,402	3,988,567
Citigroup Inc.	60,272	4,384,185
JPMorgan Chase & Co.	49,560	4,733,475
		13,106,227

Electronic Components–2.93%

Belden Inc.	43,356	3,491,459

Electronic Equipment & Instruments–2.45%

FLIR Systems, Inc.	75,100	2,922,141

Electronic Manufacturing Services–0.67%

Flex Ltd. (b)	48,265	799,751

Health Care Distributors–6.47%

Cardinal Health, Inc.	66,500	4,450,180
McKesson Corp.	21,200	3,256,532
		7,706,712

Health Care Facilities–2.87%

Acadia Healthcare Co., Inc. (b)	16,800	802,368
Brookdale Senior Living Inc. (b)	246,898	2,617,119
		3,419,487

Homebuilding–1.81%

CalAtlantic Group, Inc.	25,500	934,065
D.R. Horton, Inc.	30,600	1,221,858
		2,155,923

	Shares	Value

Hotels, Resorts & Cruise Lines–4.21%

Carnival Corp.	25,400	$1,640,078
Norwegian Cruise Line Holdings Ltd. (b)	62,500	3,378,125
		5,018,203

Human Resource & Employment Services–2.10%

ManpowerGroup Inc.	21,300	2,509,566

Industrial Machinery–2.14%

ITT Inc.	57,500	2,545,525

Investment Banking & Brokerage–7.35%

E*TRADE Financial Corp. (b)	54,300	2,368,023
LPL Financial Holdings, Inc.	73,993	3,815,819
TD Ameritrade Holding Corp.	52,700	2,571,760
		8,755,602

Leisure Products–1.43%

Mattel, Inc.	109,916	1,701,500

Life & Health Insurance–3.71%

Aflac, Inc.	14,934	1,215,478
MetLife, Inc.	61,817	3,211,393
		4,426,871

Managed Health Care–4.14%

Anthem, Inc.	17,600	3,341,888
Cigna Corp.	8,500	1,588,990
		4,930,878

Oil & Gas Exploration & Production–1.23%

Apache Corp.	32,100	1,470,180

Pharmaceuticals–3.83%

Mylan N.V. (b)	93,600	2,936,232
Novartis AG (Switzerland)	19,052	1,635,131
		4,571,363

Property & Casualty Insurance–3.43%

AmTrust Financial Services, Inc.	303,917	4,090,723

Real Estate Services–2.95%

Realogy Holdings Corp.	106,713	3,516,193

Regional Banks–1.71%

SVB Financial Group (b)	10,900	2,039,281

Research & Consulting Services–1.52%

Dun & Bradstreet Corp. (The)	15,602	1,816,229

Steel–2.93%

Allegheny Technologies, Inc. (b)	146,200	3,494,180

Systems Software–2.87%

Oracle Corp.	70,695	3,418,103

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Thrifts & Mortgage Finance–3.19%

MGIC Investment Corp. (b)	145,521	$1,823,378
Radian Group Inc.	105,976	1,980,692
		3,804,070
Total Common Stocks (Cost $90,894,284)		117,446,407

	Shares	Value

Money Market Funds–2.13%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	1,518,286	$1,518,286
Treasury Portfolio – Institutional Class, 0.90% (c)	1,012,190	1,012,190
Total Money Market Funds (Cost $2,530,476)		2,530,476
TOTAL INVESTMENTS IN SECURITIES–100.67% (Cost $93,424,760)		119,976,883
OTHER ASSETS LESS LIABILITIES–(0.67)%		(793,046)
NET ASSETS–100.00%		$119,183,837

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of September 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2017, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 115,811,276	$ 1,635,131	$ —	$ 117,446,407
Money Market Funds	2,530,476	—	—	2,530,476
Total Investments	$ 118,341,752	$ 1,635,131	$ —	$ 119,976,883

Invesco V.I. Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.